UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05162

Exact name of registrant as specified in charter: Delaware VIP® Trust

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of operations	22

> Statements of changes in net assets	22

> Financial highlights	23

> Notes to financial statements	25

> Other Series information	35

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class	$1,000.00	$1,032.10	0.68%	$3.43
Service Class	1,000.00	1,031.50	0.93%	4.68
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.42	0.68%	$3.41
Service Class	1,000.00	1,020.18	0.93%	4.66

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.18%
Agency Mortgage-Backed Securities	9.78%
Commercial Mortgage-Backed Securities	4.68%
Convertible Bonds	1.91%
Corporate Bonds	49.56%
Banking	6.69%
Basic Industry	4.20%
Brokerage	0.76%
Capital Goods	1.33%
Communications	6.78%
Consumer Cyclical	3.34%
Consumer Non-Cyclical	7.12%
Electric	3.15%
Energy	5.28%
Finance Companies	2.19%
Insurance	1.58%
Natural Gas	2.46%
Real Estate	1.85%
Technology	1.34%
Transportation	1.49%
Municipal Bonds	0.10%
Non-Agency Asset-Backed Securities	1.71%
Non-Agency Collateralized Mortgage Obligations	0.88%
Regional Bonds	0.94%
Senior Secured Loans	3.56%
Sovereign Bonds	11.03%
Supranational Banks	0.44%
U.S. Treasury Obligations	5.20%
Common Stock	0.00%
Convertible Preferred Stock	0.23%
Preferred Stock	0.50%
Warrant	0.00%
Short-Term Investments	12.79%
Securities Lending Collateral	6.89%
Total Value of Securities	112.40%
Obligation to Return Securities Lending Collateral	(6.98%)
Other Liabilities Net of Receivables and Other Assets	(5.42%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.02%
Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	275,098	$284,087
•Fannie Mae Whole Loan Series
2002-W11 AV1 0.526% 11/25/32		4,132	3,979
Total Agency Asset-Backed
Securities (cost $278,026)			288,066

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–2.18%
Fannie Mae Grantor Trust
• Series 1999-T2 A1 7.50% 1/19/39		996	1,139
Series 2001-T8 A2 9.50% 7/25/41		9,244	11,161
Series 2002-T4 A3 7.50% 12/25/41		20,582	23,760
Series 2004-T1 1A2 6.50% 1/25/44		22,980	25,614
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		80,613	90,330
Series 2001-50 BA 7.00% 10/25/41		107,968	124,631
Series 2002-90 A1 6.50% 6/25/42		12,002	14,039
Series 2002-90 A2 6.50% 11/25/42		37,318	43,651
Series 2003-26 AT 5.00% 11/25/32		4,090,000	4,372,875
Series 2003-38 MP 5.50% 5/25/23		1,765,698	1,936,697
Series 2003-122 AJ 4.50% 2/25/28		49,995	51,639
Series 2005-110 MB 5.50% 9/25/35		384,067	418,927
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,484,582
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,681,645
Series 2010-96 DC 4.00% 9/25/25		3,200,000	3,277,822
Series 2010-116 Z 4.00% 10/25/40		36,064	30,986
Fannie Mae Whole Loan
• Series 2002-W6 2A1 6.708% 6/25/42		34,513	38,928
Series 2004-W9 2A1 6.50% 2/25/44		6,441	7,212
Series 2004-W11 1A2 6.50% 5/25/44		67,743	75,585
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		71,716	81,033
Series 2326 ZQ 6.50% 6/15/31		75,587	85,732
Series 2557 WE 5.00% 1/15/18		1,365,000	1,494,131
Series 2622 PE 4.50% 5/15/18		3,510,000	3,765,882
Series 2662 MA 4.50% 10/15/31		68,504	70,805
Series 2687 PG 5.50% 3/15/32		901,251	982,504
Series 2694 QG 4.50% 1/15/29		657,521	671,386
Series 2762 LG 5.00% 9/15/32		3,895,000	4,184,240
Series 2809 DC 4.50% 6/15/19		1,000,000	1,073,473
Series 2872 GC 5.00% 11/15/29		625,000	646,608
Series 2890 PC 5.00% 7/15/30		1,520,000	1,576,601
Series 3022 MB 5.00% 12/15/28		91,374	93,231
Series 3123 HT 5.00% 3/15/26		95,000	102,342
Series 3128 BC 5.00% 10/15/27		1,945,115	1,966,553
Series 3131 MC 5.50% 4/15/33		930,000	1,011,382
Series 3337 PB 5.50% 7/15/30		886,920	898,553
Series 3416 GK 4.00% 7/15/22		27,404	28,590
Series 3656 PM 5.00% 4/15/40		2,540,000	2,688,353
wFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		20,618	23,447
Series T-58 2A 6.50% 9/25/43		8,319	9,377
GNMA Series 2010-113 KE
4.50% 9/20/40		4,115,000	4,186,446
NCUA Guaranteed Notes Series
2010-C1 A2 2.90% 10/29/20		1,420,000	1,417,347
Total Agency Collateralized
Mortgage Obligations
(cost $39,669,306)			40,769,239

AGENCY MORTGAGE-BACKED
SECURITIES–9.78%
Fannie Mae
5.50% 1/1/13		23,213	23,890
6.50% 8/1/17		21,459	23,500
•Fannie Mae ARM
2.402% 10/1/33		22,931	23,819
4.995% 8/1/35		90,700	96,906
5.141% 11/1/35		463,209	493,808
5.536% 6/1/37		8,668	9,232
5.904% 8/1/37		620,541	674,521
Fannie Mae Relocation 15 yr
4.00% 9/1/20		374,133	384,279
Fannie Mae Relocation 30 yr
5.00% 11/1/33		16,236	17,111
5.00% 8/1/34		17,261	18,192
5.00% 11/1/34		34,686	36,556
5.00% 4/1/35		83,891	88,413
5.00% 10/1/35		139,798	147,335
5.00% 1/1/36		193,908	204,361
5.00% 2/1/36		78,242	82,461
Fannie Mae S.F. 15 yr
4.00% 7/1/25		4,229,161	4,414,427
4.00% 8/1/25		5,763,002	6,015,461
4.00% 11/1/25		6,064,566	6,345,397
5.00% 5/1/21		396,268	428,778
6.00% 12/1/22		1,526,525	1,672,564
Fannie Mae S.F. 15 yr TBA
4.50% 7/1/26		1,000,000	1,060,000
Fannie Mae S.F. 20 yr
5.00% 8/1/28		1,596,953	1,708,998
5.50% 8/1/28		1,749,670	1,898,728
Fannie Mae S.F. 30 yr
4.50% 3/1/39		884,104	917,111
5.00% 5/1/34		9,229	9,859
5.00% 1/1/35		11,765	12,568
5.00% 5/1/35		24,064	25,692
5.00% 6/1/35		43,907	46,878
5.00% 9/1/35		451,022	481,538
5.00% 4/1/36		35,121	37,410
5.00% 12/1/36		4,004,433	4,275,379
5.00% 12/1/37		506,777	539,482

Diversified Income Series-3

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 2/1/38	USD	359,225	$382,296
5.00% 7/1/40		11,198,734	11,921,459
6.50% 2/1/36		1,004,845	1,140,002
6.50% 3/1/36		972,184	1,102,948
7.50% 3/1/32		694	816
7.50% 4/1/32		2,165	2,545
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/41		16,700,000	16,700,000
5.50% 7/1/41		33,330,000	36,038,063
6.00% 7/1/41		61,565,000	67,625,334
6.50% 7/1/41		8,700,000	9,850,036
•Freddie Mac ARM
2.467% 12/1/33		45,886	47,967
2.822% 4/1/34		3,331	3,497
5.53% 7/1/36		232,082	244,297
5.712% 8/1/37		8,448	8,958
5.774% 6/1/37		608,317	643,646
5.968% 10/1/37		192,297	208,312
6.103% 10/1/37		14,719	15,855
6.30% 2/1/37		448,807	471,078
Freddie Mac Relocation 30 yr
5.00% 9/1/33		36,773	38,795
Freddie Mac S.F. 15 yr
4.50% 5/1/20		836,648	893,953
5.00% 6/1/18		305,530	328,489
Freddie Mac S.F. 30 yr
4.50% 10/1/35		756,308	787,557
5.00% 3/1/34		32,227	34,563
5.00% 2/1/36		12,498	13,334
6.00% 2/1/36		1,535,216	1,692,436
6.50% 8/1/38		365,995	412,699
GNMA I S.F. 30 yr 7.00% 12/15/34		332,026	379,926
Total Agency Mortgage-Backed
Securities (cost $181,973,972)			183,203,515

COMMERCIAL MORTGAGE-
BACKED SECURITIES–4.68%
#American Tower Trust Series 2007-1A
AFX 144A 5.42% 4/15/37		1,890,000	2,034,003
BAML
Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38		236,374	240,140
• Series 2004-3 A5 5.536% 6/10/39		1,266,955	1,368,797
• Series 2005-1 A5 5.163% 11/10/42		4,615,000	5,025,414
• Series 2005-6 A4 5.195% 9/10/47		1,280,000	1,396,584
• Series 2006-2 A4 5.731% 5/10/45		1,765,000	1,953,286
Series 2006-4 A4 5.634% 7/10/46		3,465,000	3,791,301
Bear Stearns Commercial
Mortgage Securities
• Series 2005-PW10 A4
5.405% 12/11/40		3,049,000	3,323,901
• Series 2005-T20 A4A
5.148% 10/12/42		1,070,000	1,171,926
• Series 2006-PW12 A4
5.72% 9/11/38		1,230,000	1,354,524
Series 2007-PW15 A4
5.331% 2/11/44		2,115,000	2,233,889
#CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A
3.759% 4/15/44		1,115,000	1,131,884
•Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2005-CD1 A4
5.394% 7/15/44		1,350,000	1,467,952
wCommercial Mortgage Pass
Through Certificates
• Series 2005-C6 A5A
5.116% 6/10/44		2,540,000	2,749,905
Series 2006-C7 A2 5.69% 6/10/46		31,259	31,245
# Series 2010-C1 A1 144A
3.156% 7/10/46		1,846,711	1,859,886
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39		106,220	112,284
•#DBUBS Mortgage Trust Series
2011-LC1A C 144A
5.557% 11/10/46		1,320,000	1,261,173
Goldman Sachs Mortgage Securities II
*• Series 2004-GG2 A6
5.396% 8/10/38		2,310,000	2,498,581
Series 2005-GG4 A4
4.761% 7/10/39		2,070,000	2,181,312
Series 2005-GG4 A4A
4.751% 7/10/39		6,585,000	7,019,254
• Series 2006-GG6 A4
5.553% 4/10/38		4,245,000	4,613,285
# Series 2010-C1 A2 144A
4.592% 8/10/43		3,090,000	3,106,542
•# Series 2010-C1 C 144A
5.635% 8/10/43		3,340,000	3,300,581
•Greenwich Capital Commercial
Funding Series 2005-GG5 A5
5.224% 4/10/37		5,010,000	5,379,333
JPMorgan Chase Commercial
Mortgage Securities
Series 2003-C1 A2 4.985% 1/12/37		788,000	824,368
• Series 2005-LDP3 A4A
4.936% 8/15/42		880,000	947,510
• Series 2005-LDP4 A4
4.918% 10/15/42		2,321,000	2,503,921
• Series 2005-LDP5 A4
5.371% 12/15/44		2,685,000	2,930,063
Lehman Brothers-UBS Commercial
Mortgage Trust Series 2004-C1 A4
4.568% 1/15/31		2,710,000	2,857,936

Diversified Income Series-4

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	USD	1,142,231	$1,169,042
• Series 2005-CKI1 A6
5.22% 11/12/37		900,000	984,460
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		1,200,000	1,298,888
Series 2007-T27 A4 5.641% 6/11/42		4,485,000	4,965,294
•#Morgan Stanley Dean Witter
Capital I Series 2001-TOP1 E 144A
7.696% 2/15/33		100,000	99,796
#OBP Depositor Trust Series 2010-OBP
A 144A 4.646% 7/15/45		1,890,000	1,961,557
#Timberstar Trust Series 2006-1A A
144A 5.668% 10/15/36		3,845,000	4,152,715
#WF-RBS Commercial Mortgage Trust
Series 2011-C3 A4 144A
4.375% 3/15/44		2,460,000	2,419,817
Total Commercial Mortgage-
Backed Securities
(cost $80,419,219)			87,722,349

CONVERTIBLE BONDS–1.91%
AAR 1.75% exercise price $29.43,
expiration date 1/1/26		1,014,000	1,117,935
Advanced Micro Devices 6.00%
exercise price $28.08,
expiration date 4/30/15		1,054,000	1,073,763
#Alaska Communications Systems
Group 144A 6.25% exercise price
$10.28, expiration date 4/27/18		807,000	804,983
Alcatel-Lucent USA 2.875%
exercise price $15.35,
expiration date 6/15/25		1,185,000	1,161,300
Alere 3.00% exercise price $43.98,
expiration date 5/15/16		834,000	912,188
#Altra Holdings 144A 2.75%
exercise price $27.70,
expiration date 2/27/31		414,000	449,708
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13		1,220,000	1,230,675
#Ares Capital 144A 5.75% exercise price
$19.13, expiration date 2/1/16		571,000	602,405
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/15/27		1,128,000	1,082,880
*Chesapeake Energy 2.25%
exercise price $85.89,
expiration date 12/15/38		861,000	784,586
#Clearwire Communications 144A
8.25% exercise price $7.08,
expiration date 11/30/40		583,000	520,328
Dendreon 2.875% exercise price $51.24,
expiration date 1/13/16		627,000	692,051
#Digital Realty Trust 144A 5.50%
exercise price $41.83,
expiration date 4/15/29		325,000	492,984
Equinix 4.75% exercise price $84.32,
expiration date 6/15/16		884,000	1,253,070
Euronet Worldwide 3.50%
exercise price $40.48,
expiration date 10/15/25		734,000	740,423
#Gaylord Entertainment 144A 3.75%
exercise price $27.25,
expiration date 9/29/14		780,000	994,500
*ΦGeneral Cable 4.50% exercise price
$36.75, expiration date 11/15/29		512,000	707,200
*Health Care REIT 3.00% exercise price
$51.08, expiration date 11/30/29		901,000	1,014,751
ΦHologic 2.00% exercise price $38.59,
expiration date 12/15/37		2,082,000	2,029,949
#Home Inns & Hotels Management
144A 2.00% exercise price $49.37,
expiration date 12/15/15		299,000	294,515
Intel 2.95% exercise price $30.36,
expiration date 12/15/35		865,000	898,519
*Jefferies Group 3.875% exercise price
$38.72, expiration date 11/1/29		929,000	933,645
L-3 Communications Holdings 3.00%
exercise price $97.79,
expiration date 8/1/35		570,000	583,538
*Leap Wireless International 4.50%
exercise price $93.21,
expiration date 7/15/14		1,241,000	1,180,501
Level 3 Communications 3.50%
exercise price $5.46,
expiration date 6/15/12		962,000	964,405
#Lexington Realty Trust 144A 6.00%
exercise price $7.09,
expiration date 1/11/30		950,000	1,312,188
Linear Technology 3.00% exercise price
$44.11, expiration date 5/1/27		1,760,000	1,872,199
Live Nation Entertainment 2.875%
exercise price $27.14,
expiration date 7/14/27		1,398,000	1,321,109
Mirant (Escrow) 2.50% exercise price
$67.95, expiration date 6/15/21		110,000	0
National Retail Properties 5.125%
exercise price $25.40,
expiration date 6/15/28		960,000	1,070,400
NII Holdings 3.125% exercise price
$118.32, expiration date 6/15/12		1,024,000	1,030,400
NuVasive 2.75% exercise price $42.13,
expiration date 7/1/17		614,000	623,978

Diversified Income Series-5

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS (continued)
#Owens-Brockway Glass Container
144A 3.00% exercise price $47.47,
expiration date 5/28/15	USD	1,336,000	$1,322,639
Pantry 3.00% exercise price $50.09,
expiration date 11/15/12		134,000	133,665
*Peabody Energy 4.75% exercise price
$58.31, expiration date 12/15/41		447,000	548,693
Rovi 2.625% exercise price $47.36,
expiration date 2/10/40		306,000	416,160
*SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17		822,000	873,375
SBA Communications 4.00%
exercise price $30.38,
expiration date 10/1/14		380,000	534,850
Transocean 1.50%
exercise price $166.65,
expiration date 12/15/37		1,232,000	1,225,426
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		909,000	1,053,304
Total Convertible Bonds
(cost $33,056,102)			35,859,188

CORPORATE BONDS–49.56%
Banking–6.69%
Abbey National Treasury Services
4.00% 4/27/16		2,245,000	2,230,154
AgriBank 9.125% 7/15/19		3,990,000	4,967,275
*#Bank Nederlandse Gemeenten 144A
4.375% 2/16/21		45,000	46,797
Bank of America 5.30% 3/15/17		1,135,000	1,171,327
#Bank of Montreal 144A 2.85% 6/9/15		2,145,000	2,224,464
BB&T 5.25% 11/1/19		10,782,000	11,362,757
BB&T Capital Trust II 6.75% 6/7/36		2,470,000	2,533,753
•BB&T Capital Trust IV 6.82% 6/12/57		1,600,000	1,626,000
#Canadian Imperial Bank of Commerce
144A 2.60% 7/2/15		2,145,000	2,200,002
City National 5.25% 9/15/20		2,635,000	2,699,976
@#CoBank 144A 7.875% 4/16/18		2,634,000	3,059,101
#Export-Import Bank of Korea 144A
5.25% 2/10/14		2,435,000	2,627,350
Fifth Third Bancorp 3.625% 1/25/16		6,785,000	6,851,079
•Fifth Third Capital Trust IV
6.50% 4/15/37		1,490,000	1,475,100
Goldman Sachs Group
5.00% 5/3/18	CAD	870,000	898,841
5.375% 3/15/20	USD	3,028,000	3,132,263
•#HBOS Capital Funding 144A
6.071% 6/29/49		1,240,000	1,078,800
JPMorgan Chase
3.15% 7/5/16		2,220,000	2,236,151
4.40% 7/22/20		870,000	853,882
• 5.19% 6/21/12	AUD	3,300,000	3,513,288
6.00% 10/1/17	USD	3,230,000	3,594,121
JPMorgan Chase Capital XXV
6.80% 10/1/37		4,752,000	4,714,554
KeyBank 6.95% 2/1/28		4,255,000	4,707,307
KeyCorp 5.10% 3/24/21		2,190,000	2,234,753
Korea Development Bank
8.00% 1/23/14		3,220,000	3,667,171
•National City Bank 0.622% 6/7/17		1,905,000	1,787,416
PNC Bank 6.875% 4/1/18		5,710,000	6,739,347
PNC Funding 5.25% 11/15/15		235,000	256,309
•#PNC Preferred Funding Trust II 144A
6.113% 3/29/49		2,500,000	2,175,350
•#Rabobank 144A 11.00% 12/29/49		3,896,000	4,985,738
•SunTrust Bank 0.548% 8/24/15		1,965,000	1,859,700
•SunTrust Capital VIII
6.10% 12/15/36		4,500,000	4,424,040
SVB Financial Group 5.375% 9/15/20		865,000	870,730
U.S. Bank North America
4.95% 10/30/14		1,755,000	1,921,772
US Bancorp 4.125% 5/24/21		1,000,000	996,190
•USB Capital IX 3.50% 10/29/49		8,100,000	6,705,099
Wachovia
• 0.648% 10/15/16		1,755,000	1,685,928
5.60% 3/15/16		4,065,000	4,405,184
Wells Fargo
4.60% 4/1/21		2,930,000	2,952,010
4.75% 2/9/15		2,165,000	2,317,570
•Wells Fargo Capital XIII
7.70% 12/29/49		5,425,000	5,560,625
			125,349,274
Basic Industry–4.20%
*AK Steel 7.625% 5/15/20		1,275,000	1,313,250
Alcoa
* 5.40% 4/15/21		595,000	597,962
6.75% 7/15/18		5,370,000	5,947,211
#Algoma Acquisition 144A
9.875% 6/15/15		1,275,000	1,192,125
ArcelorMittal
* 5.50% 3/1/21		2,515,000	2,523,601
9.85% 6/1/19		4,835,000	6,138,352
#Barrick North America Finance 144A
4.40% 5/30/21		3,390,000	3,380,989
5.70% 5/30/41		1,320,000	1,285,929
Century Aluminum 8.00% 5/15/14		1,229,000	1,276,624
*CF Industries 7.125% 5/1/20		1,165,000	1,358,681
#CODELCO 144A 3.75% 11/4/20		1,198,000	1,144,177
Compass Minerals International
8.00% 6/1/19		904,000	992,140
Dow Chemical
* 4.25% 11/15/20		4,027,000	3,945,179
8.55% 5/15/19		6,906,000	8,918,319
duPont (E.I.) deNemours
3.625% 1/15/21		3,805,000	3,700,811

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
#FMG Resources August 2006 144A
7.00% 11/1/15	USD	1,195,000	$1,224,875
*Georgia-Pacific 8.00% 1/15/24		2,510,000	2,986,913
#Georgia-Pacific 144A
* 5.40% 11/1/20		3,880,000	3,961,437
8.25% 5/1/16		455,000	515,990
Hexion US Finance
8.875% 2/1/18		1,165,000	1,217,425
*International Paper 9.375% 5/15/19		3,975,000	5,083,580
#Lyondell Chemical 144A
8.00% 11/1/17		670,000	747,050
#MacDermid 144A 9.50% 4/15/17		1,091,000	1,140,095
*Momentive Performance Materials
11.50% 12/1/16		1,460,000	1,562,200
*#Nalco 144A 6.625% 1/15/19		560,000	576,800
Novelis 8.75% 12/15/20		2,990,000	3,244,150
@=Port Townsend 12.431% 8/27/12		200,788	91,358
Reliance Steel & Aluminum
6.85% 11/15/36		596,000	594,224
Ryerson
• 7.648% 11/1/14		447,000	442,530
12.00% 11/1/15		1,135,000	1,211,613
Smurfit Kappa Funding 7.75% 4/1/15		945,000	959,175
Southern Copper 7.50% 7/27/35		3,280,000	3,442,557
*Steel Dynamics 7.75% 4/15/16		1,465,000	1,545,575
Teck Resources
6.25% 7/15/41		2,720,000	2,755,474
9.75% 5/15/14		1,280,000	1,550,412
			78,568,783
Brokerage–0.76%
•Bear Stearns 5.44% 12/7/12	AUD	1,440,000	1,530,259
*E*Trade Financial PIK
12.50% 11/30/17	USD	1,657,000	1,946,975
Jefferies Group
6.25% 1/15/36		1,395,000	1,304,965
6.45% 6/8/27		4,033,000	4,044,442
Lazard Group 6.85% 6/15/17		4,829,000	5,332,172
			14,158,813
Capital Goods–1.33%
Anixter 10.00% 3/15/14		426,000	486,705
Berry Plastics 9.75% 1/15/21		1,125,000	1,094,063
Case New Holland 7.75% 9/1/13		1,000,000	1,087,500
Casella Waste Systems
11.00% 7/15/14		115,000	128,513
#Cemex Espana Luxembourg 144A
9.25% 5/12/20		1,059,000	1,053,705
#Cemex Finance 144A 9.50% 12/14/16		620,000	644,025
•#Cemex SAB 144A 5.246% 9/30/15		2,603,000	2,524,909
Graham Packaging
* 8.25% 1/1/17		365,000	408,800
8.25% 10/1/18		300,000	335,250
Jabil Circuit 7.75% 7/15/16		330,000	367,125
#Meccanica Holdings USA 144A
6.25% 7/15/19		4,410,000	4,712,675
#Nortek 144A 8.50% 4/15/21		1,350,000	1,255,500
*NXP Funding 9.50% 10/15/15		1,395,000	1,482,188
#Plastipak Holdings 144A
10.625% 8/15/19		873,000	986,490
*Ply Gem Industries 13.125% 7/15/14		1,750,000	1,846,250
Pregis 12.375% 10/15/13		1,163,000	1,158,639
*RBS Global 11.75% 8/1/16		928,000	986,000
Republic Services
4.75% 5/15/23		2,310,000	2,298,866
5.25% 11/15/21		1,190,000	1,259,841
*Sanmina-SCI 8.125% 3/1/16		1,000	1,044
TriMas 9.75% 12/15/17		795,000	874,500
			24,992,588
Communications–6.78%
#Affinion Group 144A
7.875% 12/15/18		1,370,000	1,287,800
America Movil SAB 5.00% 3/30/20		2,720,000	2,851,101
AT&T 4.45% 5/15/21		4,940,000	5,037,277
Avaya 9.75% 11/1/15		1,185,000	1,214,625
#Avaya 144A 7.00% 4/1/19		2,135,000	2,076,288
Avaya PIK 10.125% 11/1/15		445,000	459,463
CenturyLink 6.45% 6/15/21		2,420,000	2,396,669
#Charter Communications Operating
144A 10.875% 9/15/14		1,598,000	1,765,790
Citizens Communications
6.25% 1/15/13		336,000	352,380
#Clear Channel Communications 144A
9.00% 3/1/21		635,000	611,188
#Clearwire Communications 144A
12.00% 12/1/15		3,639,000	3,911,941
#Columbus International 144A
11.50% 11/20/14		1,925,000	2,196,906
Cricket Communications
7.75% 10/15/20		2,580,000	2,534,850
Crown Castle International
9.00% 1/15/15		270,000	294,300
#Crown Castle Towers 144A
4.883% 8/15/20		9,815,000	9,887,375
#Digicel 144A 8.25% 9/1/17		185,000	192,863
#Digicel Group 144A
8.875% 1/15/15		670,000	688,425
10.50% 4/15/18		280,000	315,000
*DIRECTV Holdings 5.00% 3/1/21		3,535,000	3,668,333
*Discovery Communications
4.375% 6/15/21		4,845,000	4,807,164
DISH DBS 7.875% 9/1/19		1,140,000	1,235,475
#DISH DBS 144A 6.75% 6/1/21		603,000	621,090
Entravision Communications
8.75% 8/1/17		615,000	639,600
Global Crossing 12.00% 9/15/15		1,270,000	1,485,900
*GXS Worldwide 9.75% 6/15/15		2,255,000	2,294,463
Historic TW 6.875% 6/15/18		3,695,000	4,330,070
Hughes Network Systems
9.50% 4/15/14		1,106,000	1,136,415

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Intelsat Bermuda 11.25% 2/4/17	USD	1,505,000	$1,619,756
#Intelsat Bermuda PIK 144A
11.50% 2/4/17		610,000	657,275
Intelsat Jackson Holdings
11.25% 6/15/16		693,000	736,313
#Intelsat Jackson Holdings 144A
7.25% 10/15/20		835,000	832,913
Lamar Media 6.625% 8/15/15		1,216,000	1,239,353
Level 3 Financing
9.25% 11/1/14		218,000	225,358
10.00% 2/1/18		900,000	970,875
LIN Television 6.50% 5/15/13		245,000	246,531
*MetroPCS Wireless 6.625% 11/15/20		655,000	650,088
#MTS International Funding 144A
8.625% 6/22/20		823,000	943,364
#NBC Universal Media 144A
4.375% 4/1/21		2,790,000	2,766,268
Nielsen Finance
* 11.50% 5/1/16		383,000	450,025
11.625% 2/1/14		368,000	431,480
*NII Capital 10.00% 8/15/16		1,400,000	1,631,000
PAETEC Holding
* 8.875% 6/30/17		698,000	736,390
9.50% 7/15/15		1,180,000	1,230,150
Qwest 8.375% 5/1/16		7,020,000	8,318,699
#Sinclair Television Group 144A
9.25% 11/1/17		775,000	854,438
#Sirius XM Radio 144A 8.75% 4/1/15		1,083,000	1,199,423
Sprint Capital 8.75% 3/15/32		1,770,000	1,924,875
Symantec 4.20% 9/15/20		2,290,000	2,206,360
#Telcordia Technologies 144A
11.00% 5/1/18		530,000	671,775
Telecom Italia Capital
5.25% 10/1/15		950,000	988,578
6.999% 6/4/18		2,655,000	2,907,732
7.721% 6/4/38		1,145,000	1,141,918
Telefonica Emisiones
5.462% 2/16/21		660,000	671,262
6.421% 6/20/16		2,495,000	2,788,754
Telesat Canada
11.00% 11/1/15		2,129,000	2,339,239
12.50% 11/1/17		381,000	459,105
*Time Warner 4.75% 3/29/21		1,100,000	1,121,148
Time Warner Cable 8.25% 4/1/19		3,485,000	4,352,977
#UPC Holding 144A 9.875% 4/15/18		590,000	657,850
Videotron 6.375% 12/15/15		32,000	33,160
#VimpelCom Holdings 144A
• 4.246% 6/29/14		1,440,000	1,450,800
7.504% 3/1/22		440,000	442,640
*Virgin Media Finance
8.375% 10/15/19		850,000	952,000
Virgin Media Secured Finance
6.50% 1/15/18		6,325,000	6,965,405
#Virgin Media Secured Finance 144A
5.25% 1/15/21		1,600,000	1,707,067
#Vivendi 144A 6.625% 4/4/18		4,625,000	5,239,213
#West 144A 7.875% 1/15/19		395,000	384,138
#Wind Acquisition Finance 144A
11.75% 7/15/17		1,445,000	1,643,688
Windstream
7.875% 11/1/17		235,000	250,569
8.125% 8/1/13		455,000	495,950
#XM Satellite Radio 144A
13.00% 8/1/13		910,000	1,071,525
			126,900,178
Consumer Cyclical–3.34%
*Albertsons 7.25% 5/1/13		294,000	302,085
*#Allison Transmission 144A
11.00% 11/1/15		1,580,000	1,690,600
*America Axle & Manufacturing
7.875% 3/1/17		1,765,000	1,773,825
#Ameristar Casinos 144A
7.50% 4/15/21		1,175,000	1,217,594
ArvinMeritor 8.125% 9/15/15		1,990,000	2,084,525
*#Beazer Homes USA 144A
9.125% 5/15/19		670,000	579,550
*#Chrysler Group 144A 8.25% 6/15/21		1,250,000	1,231,250
*CKE Restaurants 11.375% 7/15/18		1,130,000	1,240,175
Corrections Corporation of America
7.75% 6/1/17		1,220,000	1,334,375
CVS Caremark 5.75% 5/15/41		4,200,000	4,144,147
Dave & Buster’s 11.00% 6/1/18		320,000	344,000
#Delphi 144A 6.125% 5/15/21		1,865,000	1,851,013
#Dunkin Finance 144A
9.625% 12/1/18		769,000	779,566
#Equinox Holdings 144A
9.50% 2/1/16		205,000	216,275
*Family Dollar Stores 5.00% 2/1/21		1,705,000	1,675,197
*Ford Motor 7.45% 7/16/31		3,025,000	3,444,376
Ford Motor Credit
* 5.00% 5/15/18		3,075,000	3,072,173
12.00% 5/15/15		2,260,000	2,804,909
*Goodyear Tire & Rubber
8.25% 8/15/20		790,000	857,150
*Hanesbrands 6.375% 12/15/20		2,650,000	2,583,750
Harrah’s Operating 10.00% 12/15/18		2,487,000	2,256,953
*K Hovnanian Enterprises
10.625% 10/15/16		705,000	706,763
*Levi Strauss 7.625% 5/15/20		320,000	321,600
*Macy’s Retail Holdings
5.90% 12/1/16		2,550,000	2,875,286
*#Marina District Finance 144A
9.875% 8/15/18		870,000	906,975
MGM MIRAGE 11.375% 3/1/18		2,875,000	3,241,562
M/I Homes 8.625% 11/15/18		970,000	959,088
Mobile Mini 6.875% 5/1/15		629,000	643,153

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Mohawk Industries 6.875% 1/15/16	USD	621,000	$678,443
Norcraft Finance 10.50% 12/15/15		710,000	724,200
#Norcraft Finance 144A
10.50% 12/15/15		705,000	719,100
*OSI Restaurant Partners
10.00% 6/15/15		726,000	765,930
*Pinnacle Entertainment
8.75% 5/15/20		1,610,000	1,694,525
Quiksilver 6.875% 4/15/15		1,990,000	1,945,225
*Royal Caribbean Cruises
7.00% 6/15/13		1,130,000	1,211,925
Ryland Group 8.40% 5/15/17		1,088,000	1,188,640
Sally Holdings 10.50% 11/15/16		1,098,000	1,177,605
#Sealy Mattress 144A
10.875% 4/15/16		305,000	340,075
Standard Pacific 10.75% 9/15/16		1,080,000	1,228,500
Whirlpool 4.85% 6/15/21		2,925,000	2,898,923
Wyndham Worldwide
5.625% 3/1/21		1,610,000	1,608,918
5.75% 2/1/18		960,000	992,637
Wynn Las Vegas 7.75% 8/15/20		240,000	261,900
			62,574,461
Consumer Non-Cyclical–7.12%
Accellent 8.375% 2/1/17		635,000	659,606
Amgen
3.45% 10/1/20		5,615,000	5,364,414
4.10% 6/15/21		1,500,000	1,491,177
Anheuser-Busch InBev Worldwide
5.00% 3/1/19		1,985,000	2,152,925
5.375% 11/15/14		4,225,000	4,721,873
Biomet 11.625% 10/15/17		761,000	846,613
Biomet PIK 10.375% 10/15/17		698,000	773,035
Bio-Rad Laboratories
4.875% 12/15/20		3,645,000	3,724,942
8.00% 9/15/16		515,000	574,225
#Blue Merger Subsidiary 144A
7.625% 2/15/19		1,605,000	1,629,075
#Bumble Bee Acquisition 144A
9.00% 12/15/17		1,880,000	1,898,800
CareFusion 6.375% 8/1/19		8,080,000	9,134,455
Celgene
* 2.45% 10/15/15		1,120,000	1,114,435
3.95% 10/15/20		5,290,000	5,116,287
Coca-Cola Enterprises
3.50% 9/15/20		2,155,000	2,067,419
4.50% 9/1/21		3,650,000	3,762,705
Community Health Systems
8.875% 7/15/15		760,000	784,700
Coventry Health Care 5.45% 6/15/21		2,840,000	2,911,469
Covidien International Finance
4.20% 6/15/20		8,265,000	8,436,093
Delhaize Group
5.70% 10/1/40		1,474,000	1,376,039
6.50% 6/15/17		60,000	69,259
#DJO Finance 144A 9.75% 10/15/17		425,000	433,500
#Dole Food 144A 8.00% 10/1/16		705,000	742,013
Express Scripts 3.125% 5/15/16		3,600,000	3,626,244
*#Geo Group 144A 6.625% 2/15/21		645,000	643,388
*#HCA Holdings 144A 7.75% 5/15/21		1,850,000	1,928,625
HCA PIK 9.625% 11/15/16		384,000	409,440
Hospira 6.40% 5/15/15		5,131,000	5,834,798
Ingles Markets 8.875% 5/15/17		851,000	914,825
Jarden
* 6.125% 11/15/22		680,000	677,450
7.50% 1/15/20		365,000	381,425
Kellogg 4.00% 12/15/20		15,000	15,007
*Kraft Foods 6.125% 8/23/18		3,050,000	3,502,888
Laboratory Corporation of America
Holdings 4.625% 11/15/20		995,000	1,012,428
McKesson 4.75% 3/1/21		2,885,000	2,999,485
Medco Health Solutions
4.125% 9/15/20		3,685,000	3,559,349
7.125% 3/15/18		1,045,000	1,222,746
*Merck 3.875% 1/15/21		2,700,000	2,685,504
#Multiplan 144A 9.875% 9/1/18		1,220,000	1,302,350
#Mylan 144A 6.00% 11/15/18		1,310,000	1,337,838
#NBTY 144A 9.00% 10/1/18		1,605,000	1,701,300
#Pernod-Ricard 144A 5.75% 4/7/21		3,660,000	3,839,549
PHH 9.25% 3/1/16		3,025,000	3,323,719
Quest Diagnostics
4.70% 4/1/21		5,345,000	5,481,991
4.75% 1/30/20		485,000	502,460
Radnet Management 10.375% 4/1/18		550,000	565,125
#Reynolds Group Issuer 144A
9.00% 4/15/19		3,065,000	3,042,013
RSC Equipment Rental
10.25% 11/15/19		975,000	1,072,500
#Scotts Miracle-Gro 144A
6.625% 12/15/20		540,000	554,850
#ServiceMaster PIK 144A
10.75% 7/15/15		1,070,000	1,134,200
Smithfield Foods 10.00% 7/15/14		265,000	308,725
Tops Holding 10.125% 10/15/15		500,000	533,125
Tyson Foods 10.50% 3/1/14		840,000	1,001,700
#Viskase 144A 9.875% 1/15/18		1,400,000	1,466,501
#Votorantim Cimentos 144A
7.25% 4/5/41		4,135,000	4,103,988
#Woolworths 144A 4.55% 4/12/21		2,525,000	2,542,079
Yale University 2.90% 10/15/14		3,520,000	3,711,157
*Yankee Candle 9.75% 2/15/17		1,175,000	1,242,563
Zimmer Holdings 4.625% 11/30/19		5,190,000	5,463,207
			133,429,601
Electric–3.15%
AES
7.75% 3/1/14		150,000	162,750
8.00% 6/1/20		616,000	659,120
Ameren Illinois 9.75% 11/15/18		5,870,000	7,724,221

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
#American Transmission Systems 144A
5.25% 1/15/22	USD	4,475,000	$4,760,447
#Calpine 144A 7.875% 7/31/20		980,000	1,029,000
CMS Energy
4.25% 9/30/15		5,345,000	5,524,335
6.25% 2/1/20		1,000,000	1,069,140
Commonwealth Edison
4.00% 8/1/20		780,000	773,944
5.80% 3/15/18		735,000	825,107
*Duke Energy Carolinas
3.90% 6/15/21		1,930,000	1,932,658
Duquense Light Holdings
5.50% 8/15/15		1,076,000	1,122,375
Elwood Energy 8.159% 7/5/26		848,824	844,580
#Enel Finance International 144A
6.00% 10/7/39		1,810,000	1,640,749
6.25% 9/15/17		980,000	1,083,290
Florida Power 5.65% 6/15/18		1,010,000	1,153,936
*GenOn Energy
9.50% 10/15/18		570,000	595,650
9.875% 10/15/20		700,000	735,000
Great Plains Energy 4.85% 6/1/21		3,310,000	3,327,083
*#Ipalco Enterprises 144A
5.00% 5/1/18		1,370,000	1,341,715
Jersey Central Power & Light
5.625% 5/1/16		495,000	556,616
Mirant Americas Generation
8.50% 10/1/21		1,111,000	1,144,330
#NRG Energy 144A 7.875% 5/15/21		775,000	775,000
*Pennsylvania Electric 5.20% 4/1/20		3,195,000	3,370,671
PPL Electric Utilities
7.125% 11/30/13		1,130,000	1,283,003
Public Service Company of Oklahoma
5.15% 12/1/19		3,595,000	3,825,918
#Puget Energy 144A 6.00% 9/1/21		1,745,000	1,753,393
•Puget Sound Energy 6.974% 6/1/67		3,039,000	3,031,293
Southern California Edison
5.50% 8/15/18		4,150,000	4,728,937
•Wisconsin Energy 6.25% 5/15/67		2,270,000	2,286,959
			59,061,220
Energy–5.28%
Antero Resources Finance
9.375% 12/1/17		525,000	567,000
Berry Petroleum 10.25% 6/1/14		980,000	1,124,550
Chesapeake Energy
* 6.125% 2/15/21		570,000	577,838
* 6.625% 8/15/20		37,000	39,128
6.875% 11/15/20		38,000	40,328
7.25% 12/15/18		141,000	154,395
9.50% 2/15/15		207,000	241,155
*#CNOOC Finance 2011 144A
4.25% 1/26/21		4,551,000	4,471,685
Complete Production Services
8.00% 12/15/16		1,381,000	1,450,050
Comstock Resources 7.75% 4/1/19		285,000	287,494
Copano Energy 7.75% 6/1/18		810,000	838,350
Ecopetrol 7.625% 7/23/19		3,416,000	4,107,740
#ENI 144A 4.15% 10/1/20		3,855,000	3,671,517
Enterprise Products Operating
• 7.034% 1/15/68		4,580,000	4,821,013
9.75% 1/31/14		2,840,000	3,392,320
*Forest Oil 7.25% 6/15/19		907,000	929,675
Headwaters 7.625% 4/1/19		1,555,000	1,422,825
#Helix Energy Solutions Group 144A
9.50% 1/15/16		2,319,000	2,400,165
*#Hercules Offshore 144A
10.50% 10/15/17		1,270,000	1,333,500
#Hilcorp Energy I 144A
7.625% 4/15/21		640,000	672,000
7.75% 11/1/15		545,000	564,075
Holly 9.875% 6/15/17		965,000	1,080,800
#IPIC GMTN 144A 5.00% 11/15/20		2,452,000	2,439,740
Kinder Morgan Energy Partners
9.00% 2/1/19		5,335,000	6,851,298
Linn Energy 8.625% 4/15/20		595,000	648,550
#Linn Energy 144A 6.50% 5/15/19		200,000	198,500
#Murray Energy 144A
10.25% 10/15/15		1,050,000	1,107,750
#NFR Energy 144A 9.75% 2/15/17		845,000	823,875
Noble Energy 8.25% 3/1/19		4,010,000	5,134,953
Pemex Project Funding Master Trust
6.625% 6/15/35		1,510,000	1,599,126
*#Pertamina 144A 5.25% 5/23/21		1,280,000	1,295,360
Petrobras International Finance
3.875% 1/27/16		1,025,000	1,048,901
5.375% 1/27/21		4,030,000	4,158,190
5.75% 1/20/20		2,359,000	2,528,270
5.875% 3/1/18		315,000	340,506
Petrohawk Energy 7.25% 8/15/18		1,585,000	1,634,531
Petroleum Development
12.00% 2/15/18		752,000	838,480
Pride International 6.875% 8/15/20		8,765,000	10,215,397
*Quicksilver Resources 7.125% 4/1/16		709,000	701,910
Range Resources
* 5.75% 6/1/21		390,000	384,150
8.00% 5/15/19		1,167,000	1,272,030
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16		357,213	390,255
#SandRidge Energy 144A
9.875% 5/15/16		1,754,000	1,933,785
Transocean 6.50% 11/15/20		6,856,000	7,680,304
Weatherford International
9.625% 3/1/19		2,785,000	3,601,815
*Williams
7.75% 6/15/31		1,015,000	1,187,913
8.75% 3/15/32		1,095,000	1,396,054
#Woodside Finance 144A
8.125% 3/1/14		1,300,000	1,506,687
8.75% 3/1/19		3,000,000	3,796,764
			98,902,697

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Finance Companies–2.19%
#ABB Treasury Center USA 144A
4.00% 6/15/21	USD	2,055,000	$2,016,434
*Capital One Capital V
10.25% 8/15/39		3,590,000	3,827,838
#CDP Financial 144A
4.40% 11/25/19		4,590,000	4,708,679
5.60% 11/25/39		3,200,000	3,295,027
FTI Consulting
6.75% 10/1/20		670,000	680,050
7.75% 10/1/16		340,000	357,000
#FUEL Trust 144A 3.984% 6/15/16		1,625,000	1,613,589
General Electric Capital
4.375% 9/16/20		1,235,000	1,223,134
5.30% 2/11/21		2,675,000	2,788,682
6.00% 8/7/19		8,370,000	9,282,781
•#ILFC E-Capital Trust I 144A
5.74% 12/21/65		1,545,000	1,268,739
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65		760,000	649,800
International Lease Finance
* 6.25% 5/15/19		1,898,000	1,857,305
* 8.25% 12/15/20		795,000	860,588
8.75% 3/15/17		950,000	1,041,438
*Nuveen Investments
10.50% 11/15/15		1,528,000	1,570,020
#Nuveen Investments 144A
10.50% 11/15/15		840,000	854,700
#Pinafore 144A 9.00% 10/1/18		1,240,000	1,342,300
*#UPCB Finance III 144A
6.625% 7/1/20		1,870,000	1,855,975
			41,094,079
Insurance–1.58%
American International Group
8.25% 8/15/18		3,145,000	3,614,004
•Chubb 6.375% 3/29/67		3,000,000	3,120,000
•Genworth Financial 6.15% 11/15/66		845,000	618,963
#Health Care Service 144A
4.70% 1/15/21		1,025,000	1,054,010
#Highmark 144A
4.75% 5/15/21		1,505,000	1,496,343
6.125% 5/15/41		515,000	510,991
•ING Groep 5.775% 12/29/49		1,495,000	1,382,875
•#Liberty Mutual Group 144A
7.00% 3/15/37		790,000	755,712
MetLife
4.75% 2/8/21		495,000	505,578
* 6.40% 12/15/36		75,000	73,500
6.817% 8/15/18		2,630,000	3,083,785
#Metlife Capital Trust X 144A
9.25% 4/8/38		3,120,000	3,822,001
Prudential Financial
3.875% 1/14/15		1,020,000	1,065,528
4.50% 11/15/20		1,370,000	1,363,414
6.00% 12/1/17		1,880,000	2,112,804
@=#‡wTwin Reefs Pass Through Trust 144A
1.386% 12/31/49		600,000	0
*•XL Group 6.50% 12/31/49		1,210,000	1,122,275
•#ZFS Finance USA Trust II 144A
6.45% 12/15/65		2,275,000	2,331,875
•#ZFS Finance USA Trust IV 144A
5.875% 5/9/32		1,445,000	1,464,616
			29,498,274
Natural Gas–2.46%
AmeriGas Partners
6.50% 5/20/21		730,000	738,213
7.125% 5/20/16		296,000	306,360
CenterPoint Energy 5.95% 2/1/17		2,515,000	2,818,603
El Paso
6.875% 6/15/14		192,000	215,507
7.00% 6/15/17		1,273,000	1,446,605
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11		354,000	354,658
El Paso Pipeline Partners Operating
6.50% 4/1/20		2,000,000	2,248,898
*•Enbridge Energy Partners
8.05% 10/1/37		3,680,000	3,997,514
Energy Transfer Partners
4.65% 6/1/21		5,050,000	4,950,252
9.70% 3/15/19		4,870,000	6,232,348
#Inergy 144A 6.875% 8/1/21		550,000	550,688
Nisource Finance
5.45% 9/15/20		575,000	606,714
6.40% 3/15/18		1,745,000	1,979,533
6.80% 1/15/19		2,100,000	2,440,893
Plains All American Pipeline
8.75% 5/1/19		4,195,000	5,285,218
Sempra Energy 6.15% 6/15/18		3,225,000	3,676,584
TC Pipelines 4.65% 6/15/21		1,845,000	1,838,712
•TransCanada Pipelines 6.35% 5/15/67		6,420,000	6,461,608
			46,148,908
Real Estate–1.85%
Brandywine Operating Partnership
4.95% 4/15/18		2,655,000	2,695,515
Developers Diversified Realty
* 4.75% 4/15/18		2,200,000	2,171,765
7.50% 4/1/17		1,060,000	1,201,800
* 7.875% 9/1/20		2,175,000	2,497,951
9.625% 3/15/16		865,000	1,044,744
Digital Realty Trust
* 5.25% 3/15/21		2,595,000	2,586,387
5.875% 2/1/20		2,105,000	2,210,616
Health Care REIT 5.25% 1/15/22		4,415,000	4,406,855
*Host Hotels & Resorts
6.00% 11/1/20		1,140,000	1,148,550
#Host Hotels & Resorts 144A
5.875% 6/15/19		905,000	910,656
Host Marriott 6.375% 3/15/15		1,065,000	1,091,625
#Qatari Diar Finance 144A
5.00% 7/21/20		1,601,000	1,649,030

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Regency Centers
4.80% 4/15/21	USD	1,960,000	$1,980,139
5.875% 6/15/17		575,000	638,169
UDR 4.25% 6/1/18		1,440,000	1,432,430
Ventas Realty
4.75% 6/1/21		2,980,000	2,914,616
* 6.50% 6/1/16		490,000	506,700
#WEA Finance 144A 4.625% 5/10/21		3,555,000	3,456,705
			34,544,253
Technology–1.34%
Amkor Technology 7.375% 5/1/18		550,000	561,688
Fidelity National Information Services
7.875% 7/15/20		320,000	341,200
*First Data
9.875% 9/24/15		1,985,000	2,049,513
11.25% 3/31/16		690,000	683,100
Hewlett-Packard 4.30% 6/1/21		8,400,000	8,499,136
National Semiconductor
6.60% 6/15/17		4,745,000	5,591,608
#Seagate Technology International 144A
10.00% 5/1/14		2,010,000	2,341,650
#Unisys 144A 12.75% 10/15/14		427,000	499,590
Xerox 4.50% 5/15/21		4,620,000	4,578,808
			25,146,293
Transportation–1.49%
#AMGH Merger Subsidiary 144A
9.25% 11/1/18		930,000	985,800
#Ashtead Capital 144A 9.00% 8/15/16		832,000	871,520
#Brambles USA 144A
3.95% 4/1/15		6,910,000	7,133,925
5.35% 4/1/20		910,000	933,282
Burlington Northern Santa Fe
4.70% 10/1/19		2,095,000	2,226,549
5.65% 5/1/17		655,000	745,110
5.75% 3/15/18		180,000	204,389
CSX
4.25% 6/1/21		2,840,000	2,832,366
5.50% 4/15/41		545,000	533,695
#ERAC USA Finance 144A
5.25% 10/1/20		6,355,000	6,753,058
Kansas City Southern de Mexico
8.00% 2/1/18		325,000	354,250
@‡Northwest Airlines 10.00% 2/1/11		145,000	1,102
Ryder System 3.50% 6/1/17		2,980,000	3,009,723
#United Air Lines 144A 12.00% 11/1/13		1,230,000	1,325,325
			27,910,094
Total Corporate Bonds
(cost $894,935,994)			928,279,516

MUNICIPAL BONDS–0.10%
Oregon State Taxable Pension
5.892% 6/1/27		5,000	5,356
§•Puerto Rico Sales Tax Financing
Revenue (1st Subordinate)
Class B 5.00% 8/1/39-11		1,875,000	1,882,819
Total Municipal Bonds
(cost $1,880,000)			1,888,175

NON-AGENCY ASSET-BACKED
SECURITIES–1.71%
•Ally Master Owner Trust Series 2011-1
A1 1.057% 1/15/16		2,200,000	2,209,549
•American Express Credit Account
Master Trust Series 2010-1 B
0.787% 11/16/15		1,225,000	1,226,568
#Avis Budget Rental Car Funding
AESOP Series 2011-2A A 144A
2.37% 11/20/14		1,550,000	1,560,210
•Bank of America Credit Card Trust
Series 2008-A5 A5
1.387% 12/16/13		2,460,000	2,461,108
Capital Auto Receivables Asset Trust
Series 2008-1 A3A 3.86% 8/15/12		54,448	54,569
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		2,485,000	2,887,281
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6
4.707% 6/25/32		345,151	345,258
#CIT Equipment Collateral 144A
Series 2009-VT1 A3
3.07% 8/15/16		667,051	670,609
Series 2010-VT1A A3
2.41% 5/15/13		1,170,000	1,176,682
Citibank Credit Card Issuance Trust
• Series 2004-C1 C1 0.837% 7/15/13		1,485,000	1,484,908
Series 2007-A3 A3 6.15% 6/15/39		1,472,000	1,738,690
• Series 2009-A2 A2 1.737% 5/15/14		110,000	111,409
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,910,000	1,891,217
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,449,065
•#CNH Wholesale Master Note Trust
Series 2011-1A A 144A
0.987% 12/15/15		5,000,000	5,021,473
@Countrywide Asset-Backed Certificates
Series 2006-13 1AF3
5.944% 1/25/37		19,318	10,726
Discover Card Master Trust Series
2007-A1 A1 5.65% 3/16/20		1,800,000	2,061,937
#Ford Auto Securitization Trust Series
2011-R1A A3 144A 3.02% 2/15/16	CAD	1,215,000	1,274,339
•Ford Credit Floorplan Master
Owner Trust Series 2009-2 A
1.737% 9/15/14	USD	1,355,000	1,373,348

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
Harley-Davidson Motorcycle Trust
Series 2009-4 A3 1.87% 2/15/14	USD	669,907	$672,712
•Merrill Auto Trust Securitization
Series 2007-1 A4 0.247% 12/15/13		207,622	207,595
Mid-State Trust Series 11 A1
4.864% 7/15/38		14,036	13,704
•Residential Asset Securities
Series 2006-EMX1 A2
0.416% 1/25/36		1,077,854	976,385
Series 2006-KS3 AI3
0.356% 4/25/36		46,298	41,683
#Sonic Capital Series 2011-1A A2 144A
5.438% 5/20/41		1,132,163	1,139,239
Total Non-Agency Asset-Backed
Securities (cost $31,256,755)			32,060,264

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.88%
American Home Mortgage Investment
Trust Series 2005-2 5A1
5.064% 9/25/35		317,016	292,071
•ARM Trust Series 2005-10 3A11
5.247% 1/25/36		674,068	569,616
Bank of America Alternative Loan Trust
Series 2004-11 1CB1
6.00% 12/25/34		3,438	3,360
Series 2005-1 2A1 5.50% 2/25/20		380,660	362,694
Series 2005-3 2A1 5.50% 4/25/20		50,533	49,031
Series 2005-6 7A1 5.50% 7/25/20		309,746	292,304
Series 2005-9 5A1 5.50% 10/25/20		563,461	531,231
Bank of America Funding Securities
Series 2006-5 2A10 5.75% 9/25/36		1,578,249	1,580,413
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.747% 5/25/33		31	20
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18		187,229	194,262
•Chaseflex Trust Series 2006-1 A4
6.23% 6/25/36		1,490,000	1,157,988
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		235,000	217,401
Series 2006-4 3A1 5.50% 8/25/21		266,680	268,662
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
5.08% 8/25/34		381,479	391,248
Series 2007-AR8 1A3A
5.68% 8/25/37		1,398,302	1,017,568
wCountrywide Home Loan Mortgage
Pass Through Trust
• Series 2003-21 A1 2.797% 5/25/33		307	280
Series 2006-1 A2 6.00% 3/25/36		454,628	378,589
• Series 2006-HYB1 3A1
2.801% 3/20/36		764,124	458,855
Credit Suisse First Boston Mortgage
Securities Series 2004-1 3A1
7.00% 2/25/34		29,913	31,288
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35		198,328	198,557
Series 2005-RP1 1A4 8.50% 1/25/35		151,770	148,215
•GSR Mortgage Loan Trust Series
2006-AR1 3A1 5.019% 1/25/36		388,377	346,094
•JPMorgan Mortgage Trust
@ Series 2004-A6 1A2
4.648% 12/25/34		492,041	395,565
Series 2005-A2 5A1
4.293% 4/25/35		26,497	26,218
Series 2005-A8 2A1
2.97% 11/25/35		508,949	489,108
Series 2006-A2 3A3 5.646% 4/25/36		495,000	425,399
Lehman Mortgage Trust Series 2005-2
2A3 5.50% 12/25/35		86,104	83,747
•MASTR ARM Trust
Series 2003-6 1A2
2.575% 12/25/33		1,043	992
Series 2005-6 7A1
5.382% 6/25/35		362,222	323,267
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A
8.00% 8/25/34		295,005	300,038
•#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35		82,130	81,747
•Residential Accredit Loans Series
2004-QA6 NB1 2.81% 12/26/34		2,379	1,670
•Structured ARM Loan Trust Series
2006-5 5A4 5.394% 6/25/36		61,032	14,106
wWashington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		144,889	90,903
wWashington Mutual Mortgage Pass
Through Certificates
Series 2004-CB3 1A
6.00% 10/25/34		166,926	174,411
• Series 2006-AR14 2A1
5.561% 11/25/36		2,134,805	1,663,953
Wells Fargo Mortgage-Backed
Securities Trust
• Series 2005-AR16 2A1
2.756% 10/25/35		6,456	5,818
Series 2006-2 3A1 5.75% 3/25/36		1,198,857	1,156,896
Series 2006-3 A11 5.50% 3/25/36		851,248	840,278
Series 2006-7 2A1 6.00% 6/25/36		126,616	116,002
• Series 2006-AR5 2A1
2.739% 4/25/36		687,203	556,439
• Series 2006-AR19 A1
5.454% 12/25/36		769,222	705,000
Series 2007-13 A7 6.00% 9/25/37		614,823	589,770
Total Non-Agency Collateralized
Mortgage Obligations
(cost $16,970,670)			16,531,074

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
REGIONAL BONDS–0.94%Δ
Australia–0.14%
New South Wales Treasury
2.75% 11/20/25	AUD	2,310,000	$2,669,845
			2,669,845
Canada–0.80%
Province of New Brunswick Canada
2.75% 6/15/18	USD	3,245,000	3,205,697
Province of Ontario Canada
3.15% 12/15/17		2,620,000	2,676,440
4.40% 6/2/19	CAD	8,158,000	8,981,498
			14,863,635
Total Regional Bonds
(cost $16,188,509)			17,533,480

«SENIOR SECURED LOANS–3.56%
Advantage Sales & Marketing
5.25% 11/29/17	USD	245,820	246,557
Affinion Group Tranche B
5.00% 10/7/16		607,533	607,533
AIG
Tranche 1 6.75% 3/17/15		406,731	408,341
Tranche 2 7.00% 3/17/16		298,269	301,501
Alliance HealthCare Services
5.50% 6/1/16		285,811	285,514
Allied Security Holdings
8.50% 1/21/18		665,000	678,300
Tranche B 5.00% 1/21/17		238,588	240,278
Anchor Glass 6.00% 2/3/16		1,158,325	1,167,974
API Technologies Tranche B
7.75% 6/1/16		1,270,000	1,244,600
Armored Autogroup Tranche B
6.00% 11/5/16		852,413	854,812
Aspect Software Tranche B
6.25% 5/7/16		508,563	510,470
ATI Holdings 7.50% 3/12/16		740,054	735,429
Attachmate 6.50% 11/21/16		1,130,000	1,133,006
BNY ConvergEx Group
8.75% 11/29/17		1,425,000	1,453,500
Brickman Group Holdings Tranche B
7.25% 10/14/16		890,525	903,745
Brock Holdings III
10.50% 2/15/18		955,000	982,456
Tranche B 6.75% 2/15/17		478,800	481,991
Burlington Coat Factory Warehouse
Tranche B 6.25% 2/10/17		1,866,800	1,867,967
Caesars Entertainment Operating
Tranche B1 3.274% 1/28/15		745,000	672,787
Tranche B2 3.274% 1/28/15		1,160,000	1,047,561
Cengage Learning Acquisitions
7.50% 7/7/14		1,247,813	1,254,052
Charter Communications Operating
Tranche B 8.50% 3/6/14		124,561	125,184
Chester Downs & Marina
12.375% 12/31/16		1,173,187	1,197,754
Chrysler Group 6.00% 4/28/17		2,025,000	1,982,121
Citadel Broadcasting Tranche B
4.25% 11/29/16		361,319	361,587
CityCenter Holdings 7.50% 1/10/15		425,000	428,498
Clear Channel Communications
Tranche B 3.841% 1/29/16		1,287,548	1,094,415
CommScope Tranche B 5.00% 1/3/18		712,215	717,560
Community Health Systems
3.75% 1/25/17		602,715	589,386
Consolidated Container
5.50% 9/28/14		1,180,000	1,084,621
Delta Air Lines Tranche B
5.50% 3/29/17		1,220,000	1,211,137
First Data Tranche B2
2.945% 9/24/14		1,356,086	1,258,536
Ford Motor Tranche B
2.94% 12/15/13		691,184	691,740
Frac Tech International Tranche B
6.25% 4/19/16		1,608,909	1,609,013
Goodman Global Tranche B
5.75% 10/28/16		880,575	884,428
Gray Television Tranche B
3.70% 12/31/14		579,291	569,493
Grifols Tranche B 6.00% 6/4/16		1,925,000	1,935,212
HGI Holdings 6.75% 7/27/17		1,488,098	1,501,581
Houghton International Tranche B
6.75% 1/11/16		1,032,941	1,039,396
Intelsat Jackson Holdings Tranche B
5.25% 4/3/18		100,000	100,458
KAR Auction Services Tranche B
5.00% 4/26/17		635,000	640,026
Level 3 Financing
14.00% 4/11/12		500,000	500,000
Tranche B 11.15% 3/13/14		780,000	828,387
Mediacom Illinois 5.50% 3/31/17		1,100,838	1,100,497
MGM MIRAGE Tranche E
7.00% 2/21/14		2,043,681	2,000,437
Multiplan 4.75% 8/26/17		105,000	104,639
New Development Holdings Tranche B
4.50% 3/1/18		53,000	52,547
Nortek 5.25% 4/12/17		837,900	838,424
Nuveen Investments
5.807% 5/13/17		1,114,518	1,116,146
2nd Lien 12.50% 7/9/15		2,137,000	2,283,919
Tranche B 3.273% 11/13/14		180,482	178,476
OSI Restaurant Partners
2.319% 6/14/13		122,698	117,671
2.50% 6/13/14		1,259,282	1,207,689
Pierre Foods 7.00% 9/29/16		1,017,313	1,029,393
Pinnacle Foods Finance Tranche D
6.00% 4/2/14		453,687	457,405
PQ 6.70% 7/30/15		3,941,000	3,873,372
Prime Healthcare Services Tranche B
7.25% 4/28/15		1,806,750	1,761,581
Radnet Management Tranche B
5.75% 4/2/16		1,103,684	1,105,063

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SENIOR SECURED LOANS (continued)
Remy International Tranche B
6.25% 12/16/16	USD	457,700	$460,561
Roundy’s Supermarkets
10.00% 4/16/16		493,000	499,626
RRI Energy Tranche B
6.00% 6/20/17		724,525	725,355
Sensus USA 2nd Lien
8.50% 4/13/18		1,810,000	1,837,901
SRAM 8.50% 11/12/18		400,000	400,252
Texas Competitive Electric Holdings
Nonext 3.50% 10/10/14		1,461,208	1,238,600
Toys R US Delaware Tranche B
6.00% 9/1/16		1,523,488	1,525,300
Univision Communications
4.44% 3/29/17		1,262,243	1,200,708
US TelePacific 5.75% 2/10/17		1,962,931	1,959,663
Valitas Health Services Tranche B
5.75% 3/2/17		675,000	674,791
Visant 5.25% 12/31/16		688,134	685,797
Wyle Services 5.50% 3/31/17		870,000	873,698
Total Senior Secured Loans
(cost $66,154,619)			66,738,418

SOVEREIGN BONDS–11.03%Δ
Australia–1.62%
*Australia Government Bond
4.50% 4/15/20	AUD	18,677,000	19,069,862
6.00% 2/15/17	AUD	7,570,000	8,542,229
Australian Inflation-Linked Bond
3.00% 9/20/25	AUD	2,310,000	2,761,859
			30,373,950
Belgium–0.19%
Belgium Government Bond
4.25% 9/28/21	EUR	2,395,600	3,515,775
			3,515,775
Brazil–0.39%
Brazil Government International Bond
7.125% 1/20/37	USD	2,760,000	3,422,400
8.875% 10/14/19		2,760,000	3,801,900
			7,224,300
Canada–0.36%
Canadian Government Bond
3.75% 6/1/19	CAD	3,460,000	3,809,265
4.00% 6/1/41	CAD	2,696,000	3,030,344
			6,839,609
Chile–0.21%
Chile Government International Bond
5.50% 8/5/20	CLP	1,846,000,000	3,985,085
			3,985,085
Colombia–0.24%
Colombia Government
International Bond
6.125% 1/18/41	USD	1,495,000	1,633,288
8.375% 2/15/27		819,000	1,038,083
* 10.375% 1/28/33		1,150,000	1,822,749
			4,494,120
Croatia–0.09%
Croatia Government International
Bond 6.625% 7/14/20		650,000	689,813
#Croatia Government International
Bond 144A 6.75% 11/5/19		1,004,000	1,086,059
			1,775,872
France–0.36%
France Government Bond O.A.T.
3.75% 4/25/17	EUR	1,911,000	2,903,147
3.75% 4/25/21	EUR	2,604,000	3,881,849
			6,784,996
Germany–0.27%
Bundesrepublik Deutschland
2.25% 9/4/20	EUR	3,639,000	4,992,759
			4,992,759
Indonesia–0.48%
Indonesia Government International
Bond 7.25% 4/20/15	USD	1,292,000	1,496,699
Indonesia Treasury Bond
10.50% 8/15/30	IDR	9,343,000,000	1,264,444
11.00% 11/15/20	IDR	43,014,000,000	6,163,664
			8,924,807
Lithuania–0.10%
*#Lithuania Government International
Bond 144A 6.125% 3/9/21	USD	1,690,000	1,799,850
			1,799,850
Mexico–0.90%
Mexican Bonos
7.75% 12/14/17	MXN	66,521,000	6,082,498
8.50% 12/13/18	MXN	97,859,000	9,260,788
*Mexico Government International
Bond 5.95% 3/19/19	USD	1,240,000	1,429,100
			16,772,386
New Zealand–0.09%
New Zealand Government Bond
6.00% 5/15/21	NZD	1,940,000	1,718,525
			1,718,525
Norway–1.81%
Eksportfinans 2.375% 5/25/16	USD	2,655,000	2,667,548
Norway Government Bond
3.75% 5/25/21	NOK	12,026,000	2,299,891
4.50% 5/22/19	NOK	73,796,000	14,900,773
5.00% 5/15/15	NOK	69,776,000	14,048,741
			33,916,953
Panama–0.37%
Panama Government International Bond
6.70% 1/26/36	USD	728,000	862,680
7.125% 1/29/26		1,340,000	1,658,250
7.25% 3/15/15		1,851,000	2,189,733
8.875% 9/30/27		1,551,000	2,206,298
			6,916,961
Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN BONDS (continued)
Peru–0.34%
Peruvian Government
International Bond
7.125% 3/30/19	USD	4,354,000	$5,259,632
7.35% 7/21/25		986,000	1,209,329
			6,468,961
Philippines–0.41%
Philippine Government
International Bond
6.375% 10/23/34		2,555,000	2,804,113
6.50% 1/20/20		1,848,000	2,159,942
9.50% 10/21/24		607,000	852,835
9.875% 1/15/19		1,299,000	1,787,749
			7,604,639
Poland–0.50%
Poland Government Bond
5.00% 10/24/13	PLN	2,550,000	932,658
5.50% 4/25/15	PLN	5,150,000	1,905,518
5.50% 10/25/19	PLN	4,886,000	1,760,415
Poland Government International Bond
5.125% 4/21/21	USD	1,445,000	1,497,381
6.375% 7/15/19		2,850,000	3,263,251
			9,359,223
Republic of Korea–0.13%
Inflation Linked Korea Treasury Bond
2.75% 6/10/20	KRW	2,386,225,136	2,492,764
			2,492,764
Russia–0.48%
Russia Eurobond 7.50% 3/31/30	USD	4,786,045	5,653,516
#Russia Eurobond 144A
7.50% 3/31/30		1,500,775	1,774,666
7.85% 3/10/18	RUB	40,000,000	1,503,917
			8,932,099
South Africa–0.52%
#Eskom Holdings 144A 5.75% 1/26/21	USD	3,272,000	3,402,880
South Africa Government Bond
2.75% 1/31/22	ZAR	12,954,052	1,952,361
South Africa Government
International Bond
5.50% 3/9/20	USD	2,360,000	2,590,100
6.50% 6/2/14		1,616,000	1,820,424
			9,765,765
Sweden–0.22%
Sweden Government Bond
5.00% 12/1/20	SEK	22,085,000	4,086,017
			4,086,017
Turkey–0.32%
Turkey Government Bond
4.00% 4/29/15	TRY	4,474,628	2,926,386
Turkey Government
International Bond
5.625% 3/30/21	USD	2,900,000	3,045,000
			5,971,386
United Kingdom–0.40%
United Kingdom Gilt
4.50% 3/7/19	GBP	1,667,000	2,951,817
4.75% 3/7/20	GBP	2,574,100	4,603,494
			7,555,311
Uruguay–0.23%
Uruguay Government International
Bond 8.00% 11/18/22	USD	3,307,000	4,295,793
			4,295,793
Total Sovereign Bonds
(cost $193,071,503)			206,567,906

SUPRANATIONAL BANKS–0.44%
European Investment Bank
4.00% 2/16/21		45,000	46,923
International Bank for Reconstruction
& Development
3.375% 4/30/15	NOK	22,000,000	4,064,157
3.625% 6/22/20	NOK	12,410,000	2,261,232
6.00% 2/15/17	AUD	1,770,000	1,934,774
Total Supranational Banks
(cost $7,537,179)			8,307,086

U.S. TREASURY
OBLIGATIONS–5.20%
U.S. Treasury Bonds
∞ 4.25% 11/15/40		10,125,000	9,898,767
4.75% 2/15/41		10,205,000	10,849,191
*U.S. Treasury Notes
1.75% 5/31/16		27,150,000	27,196,617
3.125% 5/15/21		49,685,000	49,553,135
Total U.S. Treasury Obligations
(cost $97,397,924)			97,497,710

	Number of
	Shares
COMMON STOCK–0.00%
=†Century Communications		2,500,000	0
†Delta Air Lines		52	477
†GenOn Energy		328	1,266
∏=†PT Holdings		685	7
Total Common Stock
(cost $514,941)			1,750

CONVERTIBLE PREFERRED
STOCK–0.23%
*Apache 6.00% exercise price $109.12,
expiration date 8/1/13		13,300	876,736
Aspen Insurance 5.625% exercise price
$29.28, expiration date 12/31/49		9,427	492,561
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		780	782,145

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)
CONVERTIBLE PREFERRED
STOCK (continued)
#Chesapeake Energy 144A 5.75%
exercise price $27.94,
expiration date 12/31/49		519	$655,238
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49		806	906,951
SandRidge Energy 8.50% exercise price
$8.01, expiration date 12/31/49		3,800	597,322
Total Convertible Preferred Stock
(cost $4,137,808)			4,310,953

PREFERRED STOCK–0.50%
Alabama Power 5.625%		69,530	1,741,727
#Ally Financial 144A 7.00%		5,350	5,028,331
•PNC Financial Services Group 8.25%		2,440,000	2,605,283
=†PT Holdings		137	0
Total Preferred Stock
(cost $9,256,961)			9,375,341

WARRANT–0.00%
∏@=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠SHORT-TERM INVESTMENTS–12.79%
Discount Notes–9.52%
Fannie Mae 0.002% 7/25/11	USD	1,129,927	1,129,919
Federal Farm Credit Bank
0.001% 7/25/11		20,059,671	20,059,530
Federal Home Loan Bank
0.001% 7/1/11		39,738,644	39,738,644
0.001% 7/11/11		40,216,185	40,216,065
0.001% 7/13/11		42,082,056	42,081,929
0.001% 7/22/11		6,832,430	6,832,389
0.005% 7/5/11		13,663,461	13,663,447
0.006% 8/3/11		14,644,075	14,643,943
			178,365,866
U.S. Treasury Obligations–3.27%
U.S. Treasury Bills
0.00% 7/14/11		11,321,060	11,321,038
0.00% 7/21/11		40,097,260	40,097,020
1.00% 7/31/11		9,713,430	9,722,541
			61,140,599
Total Short-Term Investments
(cost $239,506,216)			239,506,465

Total Value of Securities
Before Securities Lending
Collateral–105.51%
(cost $1,914,208,992)			1,976,440,496

		Number of
		Shares
SECURITIES LENDING
COLLATERAL**–6.89%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund		944,117	916,738
Delaware Investments Collateral
Fund No. 1		128,093,869	128,093,869
@†Mellon GSL Reinvestment Trust II		1,759,132	0
Total Securities Lending Collateral
(cost $130,797,118)			129,010,607

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–112.40% (cost $2,045,006,110)	$2,105,451,103	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(6.98%)	(130,797,118)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.42%)	(101,445,025	)z
NET ASSETS APPLICABLE TO 175,679,770 SHARES OUTSTANDING–100.00%	$1,873,208,960
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
STANDARD CLASS ($645,723,436 / 60,379,527 Shares)	$10.69
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
SERVICE CLASS ($1,227,485,524 / 115,300,243 Shares)	$10.65
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$1,778,693,693
Undistributed net investment income	21,799,582
Accumulated net realized gain on investments	12,695,451
Unrealized appreciation of investments and foreign currencies	60,020,234
Total net assets	$1,873,208,960
____________________

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $277,393,667, which represented 14.81% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $3,557,853, which represented 0.19% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
=
Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $91,366, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.
§	Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
Δ	Securities have been classified by country of origin.
«
Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2011, the aggregate amount of restricted securities was $8 or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $157,872,652 of securities loaned.
z	Of this amount, $147,884,697 represents payable for securities purchased as of June 30, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
GNMA – Government National Mortgage Association
GCM – Greenwich Capital Management
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
O.A.T. – Obligations Assimilables du Tresor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Diversified Income Series-19

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
					Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	BRL	7,275,963	USD	(4,523,446)	7/29/11	$105,123
BAML	COP	9,669,855,000	USD	(5,421,842)	7/29/11	37,878
BAML	EUR	(5,858,903)	USD	8,318,911	7/29/11	(169,695)
BAML	IDR	40,450,400,000	USD	(4,692,077)	7/29/11	3,177
BAML	JPY	(251,664,500)	USD	3,136,397	7/29/11	10,260
BAML	NOK	(39,768,480)	USD	7,254,123	7/29/11	(107,286)
BAML	PHP	63,000,000	USD	(1,449,609)	7/29/11	53
BCLY	AUD	(1,843,384)	USD	1,937,415	7/29/11	(32,031)
BCLY	JPY	159,237,645	USD	(1,985,383)	7/29/11	(7,358)
CITI	EUR	(6,240,272)	USD	8,871,787	7/29/11	(169,361)
CITI	JPY	251,514,501	USD	(3,136,658)	7/29/11	(12,384)
CITI	NZD	1,612,980	USD	(1,309,127)	7/29/11	24,688
GCM	NOK	(45,716,867)	USD	8,339,587	7/29/11	(122,907)
GSC	GBP	(3,722,214)	USD	5,960,717	7/29/11	(10,868)
HSBC	EUR	(5,860,356)	USD	8,323,170	7/29/11	(167,540)
HSBC	NOK	(39,164,972)	USD	7,141,862	7/29/11	(107,834)
JPMC	CLP	1,329,532,500	USD	(2,797,838)	7/29/11	52,301
MSC	AUD	(600,019)	USD	631,553	7/29/11	(9,499)
MSC	CHF	2,871,764	USD	(3,432,160)	7/29/11	(16,074)
MSC	EUR	(6,675,750)	USD	9,490,280	7/29/11	(181,805)
MSC	JPY	(7,754,590)	USD	96,608	7/29/11	282
MSC	KRW	3,089,738,450	USD	(2,851,759)	7/29/11	38,467
MSC	NOK	(43,126,219)	USD	7,873,357	7/29/11	(109,591)
						$(952,004)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy		Cost	Value	Date	(Depreciation)
32	Euro-Bond	$5,865,216	$5,822,473	9/8/11	$(42,744)
725	U.S. Treasury 5 yr Notes	86,243,074	86,416,602	9/30/11	173,528
282	U.S. Treasury 10 yr Notes	34,864,798	34,496,531	9/21/11	(368,267)
		$126,973,088			$(237,483)

Diversified Income Series-20

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

Swap Contracts
CDS Contracts

			Annual		Unrealized
		Notional	Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$16,845,000	5.00%	6/20/16	$43,870
BAML	Kingdom of Spain 5 yr CDS	7,065,000	1.00%	12/20/15	(220,520)
BCLY	CDX.NA.HY.16	1,410,000	5.00%	6/20/16	3,997
	ITRAXX Europe Subordinate
BCLY	Financials 15.1 5 yr CDS	16,825,000	1.00%	6/20/16	210,241
	Kingdom of Spain
BCLY	5 yr CDS	13,192,000	1.00%	3/20/15	(6,491)
BCLY	5 yr CDS	2,640,000	1.00%	3/21/16	(76,433)
	United States of America
BCLY	5 yr CDS	6,160,000	0.25%	3/20/16	10,884
CITI	Sara Lee 5 yr CDS	1,630,000	1.00%	3/20/16	(95,365)
CITI	CDX.NA.HY.16	2,650,000	5.00%	6/20/16	7,513
GSC	CDX.NA.HY.16	3,400,000	5.00%	6/20/16	19,695
JPMC	CDX.NA.HY.16	1,065,000	5.00%	6/20/16	3,019
	ITRAXX Europe Subordinate
JPMC	Financials 15.1 5 yr CDS	17,745,000	1.00%	6/20/16	221,737
JPMC	Portuguese Republic 5 yr CDS	5,129,000	1.00%	6/20/15	580,134
JPMC	Viacom 5 yr CDS	3,965,000	1.00%	9/20/15	(69,415)
MSC	CDX.NA.HY.16	27,735,000	5.00%	6/20/16	47,058
MSC	Kingdom of Spain 5 yr CDS	5,219,000	1.00%	6/20/16	(27,951)
		$132,675,000			$651,973

	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$1,215,000	5.00%	9/20/14	$85,111
JPMC	Comcast 5 yr CDS / Baa	3,965,000	1.00%	9/20/15	84,888
JPMC	MetLife 5 yr CDS / A	1,185,000	1.00%	12/20/14	46,105
JPMC	Tyson Foods CDS / Ba	2,645,000	1.00%	3/20/16	29,148
		$9,010,000			$245,252
Total					$897,225

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1 See Note 8 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-21

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$41,997,943
Dividends	450,634
Securities lending income	119,424
42,568,001

EXPENSES:
Management fees	5,342,573
Distribution expenses – Service Class	1,741,885
Accounting and administration expenses	355,248
Reports and statements to shareholders	114,797
Dividend disbursing and transfer agent fees and expenses	91,893
Custodian fees	59,083
Legal fees	53,768
Trustees’ fees	46,442
Audit and tax	45,402
Insurance fees	18,257
Pricing fees	16,404
Consulting fees	10,968
Dues and services	5,199
Registration fees	4,491
Trustees’ expenses	3,691
7,910,101
Less waiver of distribution expenses – Service Class	(289,058)
Less expense paid indirectly	(1)
Total operating expenses	7,621,042

NET INVESTMENT INCOME	34,946,959

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	16,224,957
Futures contracts	(1,283,918)
Swap contracts	497,027
Foreign currencies	4,868,107
Foreign currency exchange contracts	(6,702,279)
Net realized gain	13,603,894
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	8,915,298

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	22,519,192

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$57,466,151

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$34,946,959	$73,031,929
Net realized gain on investments and
foreign currencies	13,603,894	68,112,886
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	8,915,298	(22,154,923)
Net increase in net assets resulting
from operations	57,466,151	118,989,892

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(27,424,124)	(31,523,092)
Service Class	(47,070,418)	(40,269,256)
Net realized gain on investments:
Standard Class	(26,962,244)	(1,579,079)
Service Class	(49,176,477)	(2,111,204)
	(150,633,263)	(75,482,631)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,714,719	51,516,746
Service Class	197,697,120	391,597,773
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	26,872,556	16,201,067
Service Class	96,246,895	42,380,460
	345,531,290	501,696,046
Cost of shares repurchased:
Standard Class	(31,582,135)	(79,618,374)
Service Class	(107,358,928)	(150,575,649)
	(138,941,063)	(230,194,023)
Increase in net assets derived from
capital share transactions	206,590,227	271,502,023

NET INCREASE IN NET ASSETS	113,423,115	315,009,284

NET ASSETS:
Beginning of period	1,759,785,845	1,444,776,561
End of period (including undistributed
net investment income of $21,799,582
and $63,081,515, respectively)	$1,873,208,960	$1,759,785,845

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$11.280	$10.980	$9.250	$10.220	$9.830	$9.260

Income (loss) from investment operations:
Net investment income2	0.222	0.521	0.628	0.500	0.527	0.496
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.130	0.345	1.721	(0.926)	0.207	0.227
Total from investment operations	0.352	0.866	2.349	(0.426)	0.734	0.723

Less dividends and distributions from:
Net investment income	(0.475)	(0.539)	(0.619)	(0.405)	(0.318)	(0.153)
Net realized gain on investments	(0.467)	(0.027)	–	(0.139)	(0.026)	–
Total dividends and distributions	(0.942)	(0.566)	(0.619)	(0.544)	(0.344)	(0.153)

Net asset value, end of period	$10.690	$11.280	$10.980	$9.250	$10.220	$9.830

Total return3	3.21%	8.06%	26.96%	(4.54% )	7.63%	7.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$645,723	$659,032	$652,804	$542,074	$521,511	$294,248
Ratio of expenses to average net assets	0.68%	0.70%	0.73%	0.73%	0.73%	0.79%
Ratio of net investment income to average net assets	4.03%	4.68%	6.33%	5.16%	5.30%	5.26%
Portfolio turnover	121%	237%	202%	244%	299%	311%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-23

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$11.220	$10.920	$9.200	$10.180	$9.790	$9.230

Income (loss) from investment operations:
Net investment income2	0.207	0.491	0.603	0.476	0.502	0.472
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.137	0.351	1.712	(0.937)	0.209	0.218
Total from investment operations	0.344	0.842	2.315	(0.461)	0.711	0.690

Less dividends and distributions from:
Net investment income	(0.447)	(0.515)	(0.595)	(0.380)	(0.295)	(0.130)
Net realized gain on investments	(0.467)	(0.027)	–	(0.139)	(0.026)	–
Total dividends and distributions	(0.914)	(0.542)	(0.595)	(0.519)	(0.321)	(0.130)

Net asset value, end of period	$10.650	$11.220	$10.920	$9.200	$10.180	$9.790

Total return3	3.15%	7.87%	26.66%	(4.90% )	7.41%	7.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,227,486	$1,100,754	$791,973	$431,062	$357,115	$208,724
Ratio of expenses to average net assets	0.93%	0.95%	0.98%	0.98%	0.98%	1.04%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.98%	1.00%	1.03%	1.03%	1.03%	1.09%
Ratio of net investment income to average net assets	3.78%	4.43%	6.08%	4.91%	5.05%	5.01%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.73%	4.38%	6.03%	4.86%	5.00%	4.96%
Portfolio turnover	121%	237%	202%	244%	299%	311%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP ed Income Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls—The Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Series to buy a security. The Series accounts for mortgage-dollar-roll transactions as purchases and sales. These transactions may increase the Series’ portfolio turnover rate.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Diversified Income Series-25

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $44,706 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$909,481	$19,173	$252,270	$49,044
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $19,408 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-26

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,828,617,619
Purchases of U.S. government securities	320,838,944
Sales other than U.S. government securities	1,847,775,004
Sales of U.S. government securities	268,362,832

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$2,046,720,426	$73,494,066	$(14,763,389)	$58,730,677

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$359,300,168	$1,274,339	$360,574,507
Corporate Debt	–	1,035,096,717	91,358	1,035,188,075
Foreign Debt	–	232,408,472	–	232,408,472
Municipal Bonds	–	1,888,175	–	1,888,175
Common Stock	1,743	–	7	1,750
Other	–	9,375,341	1	9,375,342
Securities Lending Collateral	–	129,010,607	–	129,010,607
Short-Term Investments	–	239,506,465	–	239,506,465
U.S. Treasury Obligations	–	97,497,710	–	97,497,710
Total	$1,743	$2,104,083,655	$1,365,705	$2,105,451,103

Foreign Currency Exchange Contracts	$–	$(952,004)	$–	$(952,004)
Futures Contracts	(237,483)	–	–	(237,483)
Swap Contracts	–	897,225	–	897,225

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt
Balance as of 12/31/10	$2,064,802	$2,391,358	$–
Net realized gain	121	17,816	–
Purchases	1,235,635	48,521	–
Sales	(95,716)	(2,317,816)	–
Transfers into Level 3	–	–	2,199,192
Transfers out of Level 3	(1,956,803)	(45,557)	(2,199,192)
Net change in unrealized appreciation/depreciation	26,300	(2,964)	–
Balance as of 6/30/11	$1,274,339	$91,358	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/11	$38,704	$(2,964)	$–

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/10	$7	$1	$–	$4,456,168
Net realized gain	–	–	–	17,937
Purchases	–	–	–	1,284,156
Sales	–	–	–	(2,413,532)
Transfers into Level 3	–	–	–	2,199,192
Transfers out of Level 3	–	–	–	(4,201,552)
Net change in unrealized appreciation/depreciation	–	–	–	23,336
Balance as of 6/30/11	$7	$1	$–	$1,365,705

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/11	$–	$–	$–	$35,740

During the six months ended June 30, 2011, the Series made transfers out of Level 3 investments into Level 2 investments in the amount of $4,201,552. This was due to the Series’ pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the six months ended June 30, 2011, the series had transfers out of Level 2 investments into Level 3 investments in the amount of $2,199,192 which was due to the Series’ pricing vendor dropping coverage of a security. During the six months ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$124,221,116	$75,482,631
Long-term capital gain	26,412,147	–
	$150,633,263	$75,482,631
____________________

*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,778,693,693
Undistributed ordinary income	36,213,506
Undistributed long-term capital gains	11,047,632
Other temporary differences	(8,565,688)
Unrealized appreciation of investments,
swap contracts and foreign currencies	55,819,817
Net assets	$1,873,208,960

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts and tax treatment of contingent payment debt instruments and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, tax treatment of contingent payment debt instruments and CDS contracts, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(1,734,350)	$1,734,350

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	2,229,943	4,629,663
Service Class	17,818,108	35,331,894

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,539,939	1,483,614
Service Class	9,131,584	3,895,263
	31,719,574	45,340,434
Shares repurchased:
Standard Class	(2,833,719)	(7,142,085)
Service Class	(9,796,002)	(13,581,594)
	(12,629,721)	(20,723,679)
Net increase	19,089,853	24,616,755

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2011, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of credit default swaps was $897,225. The Series has posted $210,000 as collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have received $123,665,000 less the value of the contracts’ related reference obligations. The Series received $6,185,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2011, the notional value of the protection sold was $9,010,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2011, the net unrealized appreciation of the protection sold was $245,252.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other liabilities net of receivables and other assets	$52,301	Other liabilities net of receivables and other assets	$(1,004,305)

Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	–	Other liabilities net of receivables and other assets	(237,483)

Credit contracts (Swap contracts)	Other liabilities net of receivables and other assets	1,076,616	Other liabilities net of receivables and other assets	(179,391)
Total		$1,128,917		$(1,421,179)

Diversified Income Series-31

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Statement of Operations
The effect of derivative instruments on the statement of operations for the six months ended June 30, 2011 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/ depreciation of investments and foreign currencies	$(6,702,279)	$ 1,229,611

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/ depreciation of investments and foreign currencies	(1,283,918)	(1,590,912)

Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/ depreciation of investments and foreign currencies	497,027	(2,752,812)
Total		$(7,489,170)	$(3,114,113)

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended June 30, 2011.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest,

Diversified Income Series-32

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of the securities on loan was $157,872,652 for which the Series received collateral, comprised of non-cash collateral valued at $33,134,720, and cash collateral of $130,797,118. At June 30, 2011, the value of invested collateral was $129,010,607. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

Diversified Income Series-33

Delaware VIP® Trust — Delaware VIP Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Diversified Income Series-34

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPDIVINC [6/11] DG3 16837 (8/11) (7683)	Diversified Income Series-35

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/country and sector allocations	2

> Statement of net assets	3

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Other Series information	16

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class Shares	$1,000.00	$ 997.40	1.39%	$6.88
Service Class Shares	1,000.00	996.20	1.64%	8.12
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,017.90	1.39%	$6.95
Service Class Shares	1,000.00	1,016.66	1.64%	8.20

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Security Type/Country and Sector Allocations
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	93.33%
Argentina	3.17%
Australia	0.05%
Brazil	12.68%
China/Hong Kong	13.27%
Hungary	1.09%
India	1.24%
Indonesia	1.11%
Israel	0.84%
Kingdom of Bahrain	0.17%
Malaysia	3.76%
Mexico	5.79%
Peru	0.84%
Philippines	0.22%
Poland	2.12%
Republic of Korea	10.51%
Russia	8.58%
South Africa	7.89%
Taiwan	7.30%
Thailand	3.06%
Turkey	2.60%
United Kingdom	1.06%
United States	5.98%
Preferred Stock by Country	5.16%
Brazil	3.19%
Republic of Korea	1.02%
Russia	0.95%
Participation Notes	0.04%
Short-Term Investment	0.47%
Securities Lending Collateral	10.15%
Total Value of Securities	109.15%
Obligation to Return Securities Lending Collateral	(10.22%)
Receivables and Other Assets Net of Other Liabilities	1.07%
Total Net Assets	100.00%

Common Stock, Preferred Stock and
Participation Notes by Sector
Consumer Discretionary	5.73%
Consumer Staples	9.79%
Energy	16.52%
Financials	17.38%
Industrials	3.07%
Information Technology	13.34%
Materials	16.44%
Telecommunication Services	11.77%
Utilities	4.49%
Total	98.53%

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–93.33%Δ
Argentina–3.17%
Arcos Dorados Holdings Class A	63,095	$1,330,674
@Cresud ADR	725,538	11,782,737
#Grupo Clarin Class B 144A GDR	209,100	1,997,260
@IRSA Inversiones y
Representaciones ADR	315,012	4,334,565
Pampa Energia ADR	50,000	767,000
		20,212,236
Australia–0.05%
†Alara Resources	119,472	46,767
†@Strike Resources	907,648	243,351
		290,118
Brazil–12.68%
@AES Tiete	359,636	5,361,477
B2W Cia Global do Varejo	282,684	3,457,260
*Banco Santander Brasil ADR	393,000	4,602,030
BR Malls Participacoes	35,700	401,851
Braskem ADR	88,199	2,564,827
Centrais Eletricas Brasileiras	800,000	10,640,015
*Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR	80,590	3,783,701
Cyrela Brazil Realty	114,015	1,089,822
*Fibria Celulose ADR	272,283	3,591,413
@Gerdau	437,700	3,970,678
Gerdau ADR	317,600	3,341,152
Hypermarcas	64,500	607,438
Itau Unibanco Holding ADR	280,000	6,594,000
†Magazine Luiza	92,500	949,356
Petroleo Brasileiro SA ADR	328,300	11,116,238
*Petroleo Brasileiro SP ADR	453,795	13,922,431
*Tim Participacoes ADR	98,328	4,838,721
		80,832,410
China/Hong Kong–13.27%
*Alibaba.com	1,722,000	2,754,566
Bank of China	9,460,000	4,630,245
†Bitauto Holdings ADR	42,000	327,600
China Construction Bank	4,279,775	3,562,826
*China Mobile ADR	173,600	8,121,008
*China Petroleum & Chemical ADR	27,088	2,747,807
China Telecom	3,074,000	2,006,787
China Unicom Hong Kong	3,327,021	6,753,864
*China Unicom Hong Kong ADR	568,192	11,517,252
First Pacific	3,183,285	2,845,454
Fosun International	148,208	113,236
*†Foxconn International Holdings	1,766,000	779,176
*†Hollysys Automation Technologies	145,100	1,352,332
*†Huadian Power International	7,932,000	1,582,944
Industrial & Commercial Bank of China	6,165,500	4,702,684
†Leoch International Technology	300,000	120,663
Metallurgical	3,000,000	1,175,734
PetroChina	2,128,000	3,125,555
PetroChina ADR	50,000	7,301,500
*†Renren ADR	14,200	125,670
†Shanda Games ADR	284,625	1,855,755
*†Sina	79,200	8,244,720
@Sinotrans	4,326,332	1,026,636
*@†Tianjin Development Holdings	3,599,500	2,267,600
@†Tom Group	26,212,004	2,867,807
@Travelsky Technology	4,159,442	2,624,466
		84,533,887
Hungary–1.09%
OTP Bank	213,460	6,946,031
		6,946,031
India–1.24%
Coal India	115,074	1,012,925
†Indiabulls Real Estate GDR	44,628	112,326
Oil India	19,385	563,698
#Reliance Industries 144A GDR	143,410	5,760,842
*†Sify Technologies ADR	102,500	472,525
		7,922,316
Indonesia–1.11%
†Salim Ivomas Pratama	38,199	5,256
Tambang Batubara Bukit Asam	2,919,097	7,096,534
		7,101,790
Israel–0.84%
Israel Chemicals	333,516	5,322,287
		5,322,287
Kingdom of Bahrain–0.17%
#Aluminum Bahrain 144A GDR	91,200	1,088,591
		1,088,591
Malaysia–3.76%
Eastern & Oriental	6,023,062	3,222,491
Hong Leong Bank	1,451,575	6,437,420
@KLCC Property Holdings	1,766,200	1,959,520
Oriental Holdings	1,723,920	2,951,703
†Petronas Chemicals Group	1,870,500	4,399,431
†UEM Land Holdings	5,336,532	4,980,081
		23,950,646
Mexico–5.79%
America Movil Series L ADR	118,421	6,380,523
*Cemex ADR	800,001	6,880,009
*†Empresas ICA	1,242,768	2,869,857
Fomento Economico Mexicano ADR	130,507	8,677,410
Grupo Financiero Banorte	848,200	3,850,763
Grupo Televisa ADR	336,600	8,280,360
		36,938,922
Peru–0.84%
*Cia de Minas Buenaventura ADR	140,940	5,352,901
		5,352,901
Philippines–0.22%
Philippine Long Distance Telephone ADR	25,926	1,401,041
		1,401,041
Poland–2.12%
=†Jastrzebska Spolka Weglowa	78,300	3,882,102
PGE	470,487	4,114,573
†Polski Koncern Naftowy Orlen	293,760	5,544,985
		13,541,660

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Republic of Korea–10.51%
CJ	51,355	$3,508,835
*@KB Financial Group ADR	186,596	8,919,289
†Korea Electric Power	127,730	3,394,986
†Korea Electric Power ADR	200,000	2,654,000
KT	112,200	4,280,635
*LG Display ADR	211,609	2,973,106
@Lotte Chilsung Beverage	9	11,144
@Lotte Confectionery	3,264	5,203,434
Samsung Electronics	21,415	16,654,506
Samsung Life Insurance	65,000	5,802,596
†SK Communications	107,325	1,389,653
SK Holdings	9,171	1,599,675
SK Telecom	13,785	2,086,483
*SK Telecom ADR	452,665	8,464,836
		66,943,178
Russia–8.58%
@†Chelyabinsk Zink Plant GDR	77,800	342,476
@†Enel OGK-5 GDR	15,101	63,562
Gazprom ADR	1,000,000	14,597,951
LUKOIL ADR	26,333	1,678,729
LUKOIL ADR (London
International Exchange)	150,000	9,555,384
MMC Norilsk Nickel ADR	155,897	4,085,109
Mobile Telesystems ADR	173,502	3,300,008
Sberbank	3,201,818	11,782,690
Surgutneftegas ADR	331,152	3,279,287
†TGK-5 GDR	6,229	8,222
VTB Bank GDR	967,886	5,976,789
		54,670,207
South Africa–7.89%
ArcelorMittal South Africa	421,035	4,926,327
Blue Label Telecoms	462,103	343,180
Gold Fields ADR	340,348	4,965,677
Impala Platinum Holdings	152,575	4,117,134
JD Group	545,025	3,403,887
Sasol	85,722	4,522,202
*Sasol ADR	73,227	3,872,976
Standard Bank Group	317,616	4,696,980
Sun International	188,959	2,559,769
@Tongaat Hulett	245,237	3,227,852
Vodacom Group	1,098,323	13,658,848
		50,294,832
Taiwan–7.30%
Cathay Financial Holding	2,155,134	3,335,989
†Evergreen Marine	5,532,000	4,450,584
Formosa Chemicals & Fibre	2,322,989	8,646,203
Hon Hai Precision Industry	721,280	2,476,751
MediaTek	679	7,377
†MStar Semiconductor	239,000	1,368,456
President Chain Store	1,660,319	9,594,345
Taiwan Semiconductor Manufacturing	2,669,864	6,711,228
United Microelectronics	7,517,461	3,734,859
*United Microelectronics ADR	1,000,000	2,560,000
†Walsin Lihwa	7,280,100	3,653,153
		46,538,945
Thailand–3.06%
Bangkok Bank	717,191	3,713,884
PTT Exploration & Production	580,023	3,230,221
Siam Cement NVDR	1,088,634	12,555,005
		19,499,110
Turkey–2.60%
Alarko Gayrimenkul Yatirim Ortakligi	56,975	659,830
Alarko Holding	1,133,310	2,407,313
†Torunlar Gayrimenkul Yatirim Ortakligi	595,651	2,270,416
*†Turkcell Iletisim Hizmetleri	414,125	2,234,765
Turkiye Is Bankasi Class C	549,037	1,685,108
Turkiye Sise ve Cam Fabrikalari	2,192,536	4,795,454
@Yazicilar Holding Class A	347,478	2,493,741
		16,546,627
United Kingdom–1.06%
*Anglo American ADR	104,315	2,585,353
=†#Etalon Group GDR 144A	398,800	2,747,732
@†Griffin Mining	1,846,472	1,355,757
†Mwana Africa	470,093	34,516
		6,723,358
United States–5.98%
*Avon Products	550,000	15,400,000
†Google Class A	11,000	5,570,180
*†MEMC Electronic Materials	200,000	1,706,000
*†Yahoo	1,024,300	15,405,472
		38,081,652
Total Common Stock
(cost $539,391,605)		594,732,745

PREFERRED STOCK–5.16%Δ
Brazil–3.19%
Braskem Class A 3.95%	324,568	4,618,268
Vale Class A 3.23%	550,000	15,708,245
		20,326,513
Republic of Korea–1.02%
@CJ 3.94%	31,500	631,495
Samsung Electronics 0.88%	11,195	5,892,615
		6,524,110
Russia–0.95%
AK Transneft 0.74%	4,387	6,065,028
		6,065,028
Total Preferred Stock
(cost $20,540,245)		32,915,651

PARTICIPATION NOTES–0.04%
=†@#Lehman Indian Oil CW 12 LEPO 144A	100,339	45,549
=†Lehman Oil & Natural Gas CW 12 LEPO	146,971	217,151
Total Participation Notes
(cost $4,952,197)		262,700

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
≠SHORT-TERM INVESTMENT–0.47%
Federal Home Loan Bank 0.001% 7/1/11	$2,977,342	$2,977,342
Total Short-Term Investment
(cost $2,977,342)		2,977,342

Total Value of Securities
Before Securities Lending
Collateral–99.00%
(cost $567,861,389)		630,888,438

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–10.15%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	375,060	364,184
Delaware Investments Collateral
Fund No. 1	64,277,341	64,277,341
@†Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral
(cost $65,147,169)		64,641,525

TOTAL VALUE OF SECURITIES–109.15% (cost $633,008,558)		695,529,963 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(10.22%)		(65,147,169)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–1.07%		6,859,459
NET ASSETS APPLICABLE TO 29,322,306 SHARES OUTSTANDING–100.00%		$637,242,253
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($254,058,518 / 11,676,999 Shares)		$21.76
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($383,183,735 / 17,645,307 Shares)		$21.72
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)		$579,066,783
Undistributed net investment income		1,462,338
Accumulated net realized loss on investments		(6,426,237)
Net unrealized appreciation of investments and foreign currencies		63,139,369
Total net assets		$637,242,253

____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Security Type/Country and Sector Allocations.”
†	Non income producing security.
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $58,733,136, which represented 9.21% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $11,639,974, which represented 1.83% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $6,892,534, which represented 1.08% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $63,492,879 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
ILS – Israeli Shekel
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
PLN – Polish Zloty
USD – United States Dollar

Emerging Markets Series-5

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	(2,143,962)	USD	275,467	7/1/11	$(46)
MNB	ILS	(154,858)	USD	45,286	7/1/11	(232)
MNB	PLN	10,675,422	USD	(3,902,977)	7/1/11	(11,588)
						$(11,866)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$8,340,748
Securities lending income	154,701
Foreign tax withheld	(616,539)
7,878,910

EXPENSES:
Management fees	3,893,797
Distribution expenses – Service Class	555,908
Custodian fees	195,040
Accounting and administration expenses	123,488
Dividend disbursing and transfer agent fees and expenses	40,380
Reports and statements to shareholders	35,982
Audit and tax	24,428
Legal fees	23,071
Trustees’ fees	16,393
Insurance fees	6,622
Consulting fees	3,697
Dues and services	2,477
Pricing fees	1,899
Trustees’expenses	1,316
Registration fees	610
4,925,108
Less waiver of distribution expenses – Service Class	(92,651)
Less expense paid indirectly	(1)
Total operating expenses	4,832,456

NET INVESTMENT INCOME	3,046,454

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	7,742,858
Foreign currencies	406,712
Foreign currency exchange contracts	(157,061)
Net realized gain	7,992,509
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(13,711,658)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(5,719,149)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(2,672,695)

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,046,454	$8,896,240
Net realized gain on investments and
foreign currencies	7,992,509	2,231,428
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(13,711,658)	81,081,320
Net increase (decrease) in net assets
resulting from operations	(2,672,695)	92,208,988

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(4,451,474)	(1,830,573)
Service Class	(5,691,229)	(1,663,683)
	(10,142,703)	(3,494,256)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,131,272	48,209,411
Service Class	68,267,952	114,061,000
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	3,475,990	1,422,552
Service Class	5,691,228	1,663,683
	95,566,442	165,356,646
Cost of shares repurchased:
Standard Class	(28,368,439)	(67,126,476)
Service Class	(43,496,767)	(72,505,558)
	(71,865,206)	(139,632,034)

Increase in net assets derived
from capital share transactions	23,701,236	25,724,612

NET INCREASE IN NET ASSETS	10,885,838	114,439,344

NET ASSETS:
Beginning of period	626,356,415	511,917,071
End of period (including undistributed
net investment income of $1,462,338
and $8,308,936, respectively)	$637,242,253	$626,356,415

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$22.190	$18.870	$11.290	$27.840	$22.240	$18.200

Income (loss) from investment operations:
Net investment income2	0.122	0.352	0.152	0.282	0.267	0.457
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.170)	3.115	8.173	(12.865)	7.564	4.340
Total from investment operations	(0.048)	3.467	8.325	(12.583)	7.831	4.797

Less dividends and distributions from:
Net investment income	(0.382)	(0.147)	(0.181)	(0.355)	(0.419)	(0.243)
Net realized gain on investments	–	–	(0.564)	(3.612)	(1.812)	(0.514)
Total dividends and distributions	(0.382)	(0.147)	(0.745)	(3.967)	(2.231)	(0.757)

Net asset value, end of period	$21.760	$22.190	$18.870	$11.290	$27.840	$22.240

Total return3	(0.26% )	18.49%	78.11%	(51.56% )	38.86%	27.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$254,058	$266,238	$245,149	$159,025	$346,779	$189,572
Ratio of expenses to average net assets	1.39%	1.40%	1.39%	1.41%	1.47%	1.51%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.39%	1.40%	1.41%	1.41%	1.48%	1.56%
Ratio of net investment income to average net assets	1.12%	1.84%	1.07%	1.48%	1.09%	2.37%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.12%	1.84%	1.05%	1.48%	1.08%	2.32%
Portfolio turnover	9%	21%	28%	42%	92%	67%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$22.130	$18.830	$11.250	$27.750	$22.180	$18.160

Income (loss) from investment operations:
Net investment income2	0.095	0.304	0.117	0.235	0.205	0.409
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.171)	3.108	8.160	(12.829)	7.548	4.328
Total from investment operations	(0.076)	3.412	8.277	(12.594)	7.753	4.737

Less dividends and distributions from:
Net investment income	(0.334)	(0.112)	(0.133)	(0.294)	(0.371)	(0.203)
Net realized gain on investments	–	–	(0.564)	(3.612)	(1.812)	(0.514)
Total dividends and distributions	(0.334)	(0.112)	(0.697)	(3.906)	(2.183)	(0.717)

Net asset value, end of period	$21.720	$22.130	$18.830	$11.250	$27.750	$22.180

Total return3	(0.38% )	18.21%	77.67%	(51.68% )	38.51%	26.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$383,184	$360,118	$266,768	$166,008	$313,510	$157,737
Ratio of expenses to average net assets	1.64%	1.65%	1.64%	1.66%	1.72%	1.76%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.69%	1.70%	1.71%	1.71%	1.78%	1.86%
Ratio of net investment income to average net assets	0.87%	1.59%	0.82%	1.23%	0.84%	2.12%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.82%	1.54%	0.75%	1.18%	0.78%	2.02%
Portfolio turnover	9%	21%	28%	42%	92%	67%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $15,540 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$638,413	$6,404	$77,412	$8,021
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $10,562 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$71,364,102
Sales	$59,148,677

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$635,125,036	$134,942,605	$(74,537,678)	$60,404,927

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$277,678,845	$310,424,066	$6,629,834	$594,732,745
Other	26,391,541	6,524,110	262,700	33,178,351
Short-Term Investment	–	2,977,342	–	2,977,342
Securities Lending Collateral	–	64,641,525	–	64,641,525
Total	$304,070,386	$384,567,043	$6,892,534	$695,529,963

Foreign Currency Exchange Contracts	$–	$(11,866)	$–	$(11,866)

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Series
Balance as of 12/31/10	$1,101,286	$300,163	$–	$1,401,449
Purchases	6,683,407	–	–	6,683,407
Transfers out of Level 3	(1,283,883)	–	–	(1,283,883)
Net change in unrealized appreciation/depreciation	129,024	(37,463)	–	91,561
Balance as of 6/30/11	$6,629,834	$262,700	$–	$6,892,534

Net change in unrealized
appreciation/depreciation
from investments still held as of 6/30/11	$(53,573)	$(37,463)	$–	$(91,036)

During the six months ended June 30, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $1,283,883 for the Series. This was due to the Series’ pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the six months ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$10,142,703	$3,494,256
____________________

*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$579,066,783
Undistributed ordinary income	3,141,162
Realized gains 1/1/11–6/30/11	7,428,114
Capital loss carryforwards as of 12/31/10	(13,416,697)
Unrealized appreciation of investments
and foreign currencies	61,022,891
Net assets	$637,242,253

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment of foreign capital gains taxes. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$249,651	$(249,651)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $13,416,697 expires in 2017.

For the six months ended June 30, 2011, the Series had capital gains of $7,428,114, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	816,767	2,475,492
Service Class	3,100,704	5,884,817

Shares issued upon reinvestment of dividends and distributions:
Standard Class	151,328	73,860
Service Class	248,092	86,470
	4,316,891	8,520,639
Shares repurchased:
Standard Class	(1,290,718)	(3,542,661)
Service Class	(1,978,233)	(3,863,488)
	(3,268,951)	(7,406,149)
Net increase	1,047,940	1,114,490

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

7. Line of Credit (continued)
The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended June 30, 2011.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of the securities on loan was $63,492,879, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $64,641,525. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest a portion of its assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Emerging Markets Series-15

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPEM [6/11] DG3 16838 (8/11) (7683)	Emerging Markets Series-16

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	14

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class Shares	$1,000.00	$1,182.00	0.84%	$4.54
Service Class Shares	1,000.00	1,180.80	1.09%	5.89
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.63	0.84%	$4.21
Service Class Shares	1,000.00	1,019.39	1.09%	5.46

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	96.97%
Consumer Discretionary	23.47%
Consumer Staples	6.62%
Energy	4.68%
Financial Services	16.43%
Healthcare	12.62%
Producer Durables	7.44%
Technology	21.60%
Utilities	4.11%
Short-Term Investments	3.01%
Securities Lending Collateral	10.14%
Total Value of Securities	110.12%
Obligation to Return Securities Lending Collateral	(10.24%)
Receivables and Other Assets Net of Other Liabilities	0.12%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Weight Watchers International	6.21%
Core Laboratories	4.69%
Techne	4.53%
SBA Communications Class A	4.29%
Perrigo	4.12%
j2 Global Communications	4.11%
Affiliated Managers Group	4.04%
Polycom	3.97%
Graco	3.87%
IntercontinentalExchange	3.85%

Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–96.97%
Consumer Discretionary–23.47%
†DineEquity	224,800	$11,750,296
*Fastenal	445,600	16,037,144
*Gentex	415,500	12,560,565
†Interval Leisure Group	537,400	7,357,006
†*ITT Educational Services	149,949	11,732,010
*Ritchie Brothers Auctioneers	433,700	11,922,413
*Strayer Education	156,731	19,809,231
*Weight Watchers International	434,700	32,806,809
		123,975,474
Consumer Staples–6.62%
†*Peet’s Coffee & Tea	336,400	19,410,280
*Whole Foods Market	244,900	15,538,905
		34,949,185
Energy–4.68%
*Core Laboratories	221,872	24,747,603
		24,747,603
Financial Services–16.43%
†Affiliated Managers Group	210,400	21,345,080
Heartland Payment Systems	728,824	15,013,774
†IntercontinentalExchange	163,000	20,327,730
†*MSCI Class A	487,800	18,380,304
†optionsXpress Holdings	702,500	11,717,700
		86,784,588
Healthcare–12.62%
†ABIOMED	658,500	10,667,700
†*athenahealth	249,300	10,246,230
*Perrigo	247,900	21,782,973
*Techne	287,100	23,935,527
		66,632,430
Producer Durables–7.44%
Expeditors International of Washington	369,000	18,889,110
*Graco	403,000	20,415,980
		39,305,090
Technology–21.60%
*Blackbaud	674,414	18,694,756
†*Polycom	326,161	20,972,152
†*SBA Communications Class A	592,900	22,642,852
†Teradata	286,800	17,265,360
†*VeriFone	399,800	17,731,130
†*VeriSign	501,870	16,792,570
		114,098,820
Utilities–4.11%
†*j2 Global Communications	768,889	21,705,736
		21,705,736
Total Common Stock
(cost $357,653,199)		512,198,926

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–3.01%
Discount Notes–2.22%
Fannie Mae 0.002% 7/25/11	$69,048	69,048
Federal Farm Credit Bank 0.001% 7/25/11	869,014	869,008
Federal Home Loan Bank
0.001% 7/1/11	1,331,182	1,331,182
0.001% 7/1/11	1,843,843	1,843,843
0.001% 7/11/11	2,518,784	2,518,776
0.001% 7/13/11	2,488,679	2,488,671
0.001% 7/22/11	408,468	408,466
0.005% 7/5/11	892,420	892,419
0.006% 8/3/11	1,282,415	1,282,403
		11,703,816
U.S. Treasury Obligations–0.79%
U.S. Treasury Bills
0.00% 7/14/11	991,411	991,409
0.00% 7/21/11	2,511,336	2,511,321
1.00% 7/31/11	697,487	698,141
		4,200,871
Total Short-Term Investments
(cost $15,904,660)		15,904,687

Total Value of Securities Before
Securities Lending Collateral–99.98%
(cost $373,557,859)		528,103,613

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–10.14%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	471,165	457,501
Delaware Investments Collateral Fund No. 1	53,086,089	53,086,089
†@Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral
(cost $54,075,237)		53,543,590

Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–110.12% (cost $427,633,096)	$581,647,203	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(10.24%)	(54,075,237)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.12%	606,086
NET ASSETS APPLICABLE TO 20,993,353 SHARES OUTSTANDING–100.00%	$528,178,052
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES STANDARD CLASS ($375,576,677 / 14,814,856 Shares)	$25.35
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS ($152,601,375 / 6,178,497 Shares)	$24.70
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$360,323,699
Undistributed net investment income	821,943
Accumulated net realized gain on investments	13,018,303
Net unrealized appreciation of investments	154,014,107
Total net assets	$528,178,052
____________________

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to financial statements.”
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
©	Includes $53,239,974 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-4

Delaware VIP® Trust —
Delaware VIP Smid Cap Growth Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,951,430
Securities lending income	133,717
Interest	3,786
Foreign tax withheld	(30,318)
3,058,615

EXPENSES:
Management fees	1,824,409
Distribution expenses – Service Class	202,131
Accounting and administration expenses	95,709
Reports and statements to shareholders	44,867
Dividend disbursing and transfer agent fees and expenses	28,147
Legal fees	23,300
Trustees’ fees	12,423
Audit and tax	5,888
Consulting fees	3,559
Custodian fees	3,347
Insurance fees	3,246
Dues and services	2,386
Trustees’ expenses	1,284
Registration fees	1,252
Pricing fees	149
2,252,097
Less waiver of distribution expenses – Service Class	(33,689)
Less expense paid indirectly	(1)
Total operating expenses	2,218,407

NET INVESTMENT INCOME	840,208

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	13,087,455
Net change in unrealized appreciation/depreciation
of investments	65,524,836

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	78,612,291

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$79,452,499

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Smid Cap Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$840,208	$4,392,586
Net realized gain on investments	13,087,455	18,382,063
Net change in unrealized appreciation/
depreciation of investments	65,524,836	35,274,311
Net increase in net assets resulting
from operations	79,452,499	58,048,960

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(3,368,877)	–
Service Class	(1,045,322)	–
Net realized gain on investments:
Standard Class	(9,641,958)	–
Service Class	(3,772,248)	–
	(17,828,405)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,179,063	10,696,082
Service Class	59,116,073	8,780,705
Net assets from merger*:
Standard Class	–	264,882,266
Service Class	–	94,361,471
Net asset value of shares issued
upon reinvestment of dividends
and distributions:
Standard Class	13,010,835	–
Service Class	4,817,570	–
	101,123,541	378,720,524
Cost of shares repurchased:
Standard Class	(31,313,377)	(14,048,646)
Service Class	(44,405,536)	(9,732,194)
	(75,718,913)	(23,780,840)
Increase in net assets derived from capital
share transactions	25,404,628	354,939,684

NET INCREASE IN NET ASSETS	87,028,722	412,988,644

NET ASSETS:
Beginning of period	441,149,330	28,160,686
End of period (including undistributed
net investment income of $821,943 and
$4,392,586, respectively)	$528,178,052	$441,149,330
____________________

*See note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$22.220	$16.300	$11.210	$21.360	$18.910	$17.780

Income (loss) from investment operations:
Net investment income (loss)2	0.050	0.786	(0.023)	(0.047)	(0.050)	(0.021)
Net realized and unrealized gain (loss) on investments	3.976	5.134	5.113	(7.975)	2.500	1.151
Total from investment operations	4.026	5.920	5.090	(8.022)	2.450	1.130

Less dividends and distributions from:
Net investment income	(0.232)	–	–	–	–	–
Net realized gain on investments	(0.664)	–	–	(2.128)	–	–
Total dividends and distributions	(0.896)	–	–	(2.128)	–	–

Net asset value, end of period	$25.350	$22.220	$16.300	$11.210	$21.360	$18.910

Total return3	18.20%	36.32%	45.41%	(40.55% )	12.96%	6.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$375,577	$324,450	$20,208	$15,173	$31,945	$38,859
Ratio of expenses to average net assets	0.84%	0.89%	1.07%	0.97%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets	0.41%	3.87%	(0.18% )	(0.29% )	(0.24% )	(0.11% )
Portfolio turnover	7%	37%	95%	101%	91%	67%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-6

Delaware VIP® Smid Cap Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09		12/31/08	12/31/07		12/31/06
Net asset value, beginning of period	$21.650	$15.920	$10.970		$21.010	$18.640		$17.580

Income (loss) from investment operations:
Net investment income (loss)2	0.019	0.715	(0.056)		(0.087)	(0.101)		(0.066)
Net realized and unrealized gain (loss) on investments	3.879	5.015	5.006		(7.825)	2.471		1.126
Total from investment operations	3.898	5.730	4.950		(7.912)	2.370		1.060

Less dividends and distributions from:
Net investment income	(0.184)	–	–		–	–		–
Net realized gain on investments	(0.664)	–	–		(2.128)	–		–
Total dividends and distributions	(0.848)	–	–		(2.128)	–		–

Net asset value, end of period	$24.700	$21.650	$15.920		$10.970	$21.010		$18.640

Total return3	18.08%	35.99%	45.12%		(40.71% )	12.71%		6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$152,601	$116,699	$7,953		$6,102	$12,072		$12,196
Ratio of expenses to average net assets	1.09%	1.14%	1.32%		1.22%	1.15%		1.16%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.14%	1.19%	1.37%		1.27%	1.20%		1.21%
Ratio of net investment income (loss) to average net assets	0.16%	3.62%	(0.43%	)	(0.54% )	(0.49%	)	(0.36%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.11%	3.57%	(0.48%	)	(0.59% )	(0.54%	)	(0.41%	)
Portfolio turnover	7%	37%	95%		101%	91%		67%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

Smid Cap Growth Series-8

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $12,044 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had receivables due from or liabilities payable to affiliates as follows:

Dividend Disbursing,
Investment	Transfer Agent and Fund
Management	Accounting Oversight	Distribution
Fee Payable to	Fees and Other Expenses	Fee Payable	Receivable
DMC	Payable to DSC	to DDLP	from DMC*
$312,421	$5,186	$29,882	$5,623
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $7,047 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$49,823,266
Sales	33,150,454

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$427,701,356	$162,132,976	$(8,187,129)	$153,945,847

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$512,198,926	$–	$–	$512,198,926
Securities Lending Collateral	–	53,543,590	–	53,543,590
Short-Term Investments	–	15,904,687	–	15,904,687
Total	$512,198,926	$69,448,277	$–	$581,647,203

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended December 31, 2010. The tax character of dividends and distributions paid during the six months ended June 30, 2011 was as follows:

Six Months
Ended
6/30/11*
Ordinary income	$14,717,279
Long-term capital gain	3,111,126
$17,828,405
____________________

*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$360,323,699
Undistributed ordinary income	8,577,069
Undistributed long-term capital gains	5,331,437
Unrealized appreciation of investments	153,945,847
Net assets	$528,178,052

Smid Cap Growth Series-10

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$3,348	$(3,348)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	984,699	518,002
Service Class	2,445,326	425,481

Shares from merger:
Standard Class	–	13,559,369
Service Class	–	4,956,220

Shares issued upon reinvestment of dividends and distributions:
Standard Class	523,786	–
Service Class	198,991	–
	4,152,802	19,459,072
Shares repurchased:
Standard Class	(1,298,107)	(712,414)
Service Class	(1,856,385)	(490,708)
	(3,154,492)	(1,203,122)
Net increase	998,310	18,255,950

7. Fund Merger
On October 8, 2010, the Series acquired all of the assets of the Delaware VIP Trend Series (Acquired Series), an open-end investment company, in exchange for the shares of the Series (Acquiring Series) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Series received shares of the respective class of the Acquiring Series equal to the aggregate net asset value of their share in the Acquired Series prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Series	Series
	Shares	Shares	Value
Standard Class	13,559,369	8,886,656	$264,882,266
Service Class	4,956,220	3,255,924	94,361,471

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Series’ basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Series as of the close of business on October 8, 2010, were as follows:

Net assets	$359,243,737
Accumulated net realized loss	(49,183)
Net unrealized appreciation	46,909,742

The net assets of the Acquiring Series before the acquisition were $30,327,584. The net assets of the Acquiring Series immediately following the acquisition were $389,571,321.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

8. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

9. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of the securities on loan was $53,239,974, for which the Series received collateral, comprised of non-cash collateral valued at $13,480, and cash collateral of $54,075,237. At June 30, 2011, the value of invested collateral was $53,543,590. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Smid Cap Growth Series-13

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPSCG [6/11] DG3 16839 (8/11) (7683)	Smid Cap Growth Series-14

Delaware VIP® Trust
Delaware VIP High Yield Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Other Series information	17

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class	$1,000.00	$1,049.10	0.75%	$3.81
Service Class	1,000.00	1,048.60	1.00%	5.08
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Convertible Bonds	0.39%
Corporate Bonds	92.02%
Basic Industry	6.58%
Brokerage	1.00%
Capital Goods	8.17%
Consumer Cyclical	10.30%
Consumer Non-Cyclical	8.74%
Energy	12.78%
Finance & Investments	8.83%
Media	8.13%
Services Cyclical	8.06%
Services Non-Cyclical	2.74%
Technology & Electronics	5.29%
Telecommunications	9.98%
Utilities	1.42%
Senior Secured Loans	1.49%
Common Stock	0.57%
Preferred Stock	1.59%
Warrant	0.00%
Short-Term Investment	0.41%
Securities Lending Collateral	15.63%
Total Value of Securities	112.10%
Obligation to Return Securities Lending Collateral	(15.74%)
Receivables and Other Assets Net of Other Liabilities	3.64%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–0.39%
Live Nation Entertainment 2.875% exercise
price $27.14, expiration date 7/14/27	$1,777,000	$1,679,265
†Mirant (Escrow) 2.50% exercise price $67.95,
expiration date 6/15/21	785,000	0
Total Convertible Bonds
(cost $1,564,311)		1,679,265

CORPORATE BONDS–92.02%
Basic Industry–6.58%
*AK Steel 7.625% 5/15/20	2,085,000	2,147,550
*#Algoma Acquisition 144A 9.875% 6/15/15	3,010,000	2,814,349
#APERAM 144A 7.75% 4/1/18	2,005,000	2,030,063
#Appleton Papers 144A 10.50% 6/15/15	1,808,000	1,893,880
#FMG Resources August 2006 144A
7.00% 11/1/15	1,620,000	1,660,500
Georgia-Pacific 8.00% 1/15/24	2,035,000	2,421,660
Hexion US/Novia Scotia Finance
8.875% 2/1/18	2,200,000	2,299,000
#JMC Steel Group 144A 8.25% 3/15/18	2,350,000	2,397,000
#Kinove German Bondco 144A 9.625% 6/15/18	1,960,000	2,053,100
#Longview Fibre Paper & Packaging 144A
8.00% 6/1/16	2,300,000	2,323,000
#MacDermid 144A 9.50% 4/15/17	445,000	465,025
#Millar Western Forest Products 144A
8.50% 4/1/21	2,180,000	1,972,900
Momentive Performance Materials
9.00% 1/15/21	1,324,000	1,357,100
=@†Port Townsend 12.431% 8/27/12	558,395	254,070
Ryerson
• 7.648% 11/1/14	898,000	889,020
12.00% 11/1/15	948,000	1,011,990
*United States Steel 7.375% 4/1/20	500,000	516,250
		28,506,457
Brokerage–1.00%
E Trade Financial
* 6.75% 6/1/16	875,000	861,875
PIK 12.50% 11/30/17	2,947,000	3,462,725
		4,324,600
Capital Goods–8.17%
*#Associated Materials 144A 9.125% 11/1/17	230,000	230,000
Berry Plastics
9.75% 1/15/21	475,000	461,938
* 10.25% 3/1/16	1,200,000	1,173,000
#Building Materials of America 144A
6.75% 5/1/21	2,320,000	2,337,400
Casella Waste Systems
11.00% 7/15/14	730,000	815,775
# 144A 7.75% 2/15/19	2,525,000	2,543,938
*#Cemex Espana Luxembourg 144A
9.25% 5/12/20	4,510,000	4,487,449
#DAE Aviation Holdings 144A 11.25% 8/1/15	1,805,000	1,886,225
#Darling International 144A 8.50% 12/15/18	1,235,000	1,339,975
Kratos Defense & Security Solutions
10.00% 6/1/17	2,015,000	2,135,900
Manitowoc 9.50% 2/15/18	2,126,000	2,319,998
*#Masonite International 144A 8.25% 4/15/21	2,195,000	2,192,256
*Mueller Water Products 7.375% 6/1/17	2,415,000	2,282,175
#Nortek 144A 8.50% 4/15/21	2,400,000	2,232,000
*Ply Gem Industries 13.125% 7/15/14	2,153,000	2,271,415
Polypore International 7.50% 11/15/17	2,395,000	2,544,687
Pregis 12.375% 10/15/13	2,336,000	2,327,240
Trimas 9.75% 12/15/17	1,671,000	1,838,100
		35,419,471
Consumer Cyclical–10.30%
*American Axle & Manufacturing 7.875% 3/1/17	2,239,000	2,250,195
Beazer Homes USA
* 9.125% 6/15/18	1,030,000	893,525
# 144A 9.125% 5/15/19	2,450,000	2,119,250
*#Brown Shoe 144A 7.125% 5/15/19	1,815,000	1,742,400
#Burlington Coat Factory Warehouse 144A
10.00% 2/15/19	3,610,000	3,591,950
*#Chrysler Group 144A 8.25% 6/15/21	2,355,000	2,319,675
CKE Restaurants 11.375% 7/15/18	2,010,000	2,205,975
*Dana Holding 6.75% 2/15/21	1,125,000	1,115,156
Dave & Buster’s 11.00% 6/1/18	2,555,000	2,746,625
#DineEquity 144A 9.50% 10/30/18	2,120,000	2,310,800
Express 8.75% 3/1/18	1,385,000	1,502,725
*Ford Motor 7.45% 7/16/31	2,089,000	2,378,613
Ford Motor Credit 12.00% 5/15/15	2,665,000	3,307,558
Interface 7.625% 12/1/18	1,720,000	1,797,400
#International Automotive Components Group
144A 9.125% 6/1/18	1,560,000	1,602,900
*#Jaguar Land Rover 144A 8.125% 5/15/21	2,310,000	2,338,875
M/I Homes 8.625% 11/15/18	3,630,000	3,589,163
Norcraft Finance
10.50% 12/15/15	1,498,000	1,527,960
# 144A 10.50% 12/15/15	1,025,000	1,045,500
#Pinafore 144A 9.00% 10/1/18	2,010,000	2,175,825
Standard Pacific
8.375% 5/15/18	1,493,000	1,487,401
10.75% 9/15/16	512,000	582,400
		44,631,871
Consumer Non-Cyclical–8.74%
Accellent 10.00% 11/1/17	1,370,000	1,349,450
#Armored Autogroup 144A 9.25% 11/1/18	2,425,000	2,412,875
#Blue Merger Sub 144A 7.625% 2/15/19	2,415,000	2,451,225
#Bumble Bee Acquisition 144A 9.00% 12/15/17	1,590,000	1,605,900
Cardtronics 8.25% 9/1/18	955,000	1,023,044
Corrections Corporation of America
7.75% 6/1/17	700,000	765,625
Cott Beverages 8.375% 11/15/17	1,230,000	1,294,575
*Dean Foods 7.00% 6/1/16	2,535,000	2,522,325
#DJO Finance 144A 9.75% 10/15/17	3,375,000	3,442,499
Dole Food 13.875% 3/15/14	839,000	1,008,898
*Jarden 7.50% 1/15/20	1,042,000	1,088,890

High Yield Series-3

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
Lantheus Medical Imaging 9.75% 5/15/17	$2,855,000	$2,940,650
LVB Acquisition 11.625% 10/15/17	2,355,000	2,619,938
#NBTY 144A 9.00% 10/1/18	3,010,000	3,190,600
#Reynolds Group Issuer 144A
8.25% 2/15/21	385,000	361,900
9.00% 4/15/19	3,490,000	3,463,824
Smithfield Foods 10.00% 7/15/14	312,000	363,480
#STHI Holding 144A 8.00% 3/15/18	2,085,000	2,126,700
Tops Holding 10.125% 10/15/15	1,107,000	1,180,339
#Viskase 144A 9.875% 1/15/18	2,245,000	2,351,638
*Yankee Candle 8.50% 2/15/15	304,000	314,640
		37,879,015
Energy–12.78%
American Petroleum Tankers Parent
10.25% 5/1/15	1,900,000	1,995,000
Antero Resources Finance 9.375% 12/1/17	2,043,000	2,206,440
Aquilex Holdings 11.125% 12/15/16	1,917,000	1,873,868
#Calumet Specialty Products Partners 144A
9.375% 5/1/19	2,260,000	2,339,100
*Chaparral Energy 8.25% 9/1/21	3,410,000	3,452,624
Chesapeake Energy
* 6.625% 8/15/20	1,522,000	1,609,515
6.875% 11/15/20	215,000	228,169
7.25% 12/15/18	332,000	363,540
Comstock Resources 7.75% 4/1/19	2,300,000	2,320,125
Copano Energy 7.75% 6/1/18	1,907,000	1,973,745
Crosstex Energy 8.875% 2/15/18	1,717,000	1,837,190
Headwaters 7.625% 4/1/19	2,345,000	2,145,675
#Helix Energy Solutions Group 144A
9.50% 1/15/16	2,748,000	2,844,180
*#Hercules Offshore 144A 10.50% 10/15/17	2,007,000	2,107,350
#Hilcorp Energy I 144A 8.00% 2/15/20	2,222,000	2,399,760
Holly 9.875% 6/15/17	1,680,000	1,881,600
#James River Escrow 144A 7.875% 4/1/19	2,040,000	2,029,800
#Laredo Petroleum 144A 9.50% 2/15/19	1,175,000	1,242,563
Linn Energy 8.625% 4/15/20	2,157,000	2,351,130
#Murray Energy 144A 10.25% 10/15/15	2,243,000	2,366,365
*#NFR Energy 144A 9.75% 2/15/17	2,182,000	2,127,450
#Oasis Petroleum 144A 7.25% 2/1/19	1,875,000	1,865,625
Offshore Group Investments
11.50% 8/1/15	1,620,000	1,769,850
# 144A 11.50% 8/1/15	205,000	223,963
PetroHawk Energy 7.25% 8/15/18	2,250,000	2,320,313
Petroleum Development 12.00% 2/15/18	1,940,000	2,163,100
Pioneer Drilling 9.875% 3/15/18	1,020,000	1,096,500
*Quicksilver Resources 7.125% 4/1/16	1,572,000	1,556,280
SandRidge Energy
8.75% 1/15/20	1,513,000	1,618,910
# 144A 7.50% 3/15/21	1,075,000	1,089,781
		55,399,511
Finance & Investments–8.83%
•American International Group 8.175% 5/15/58	3,055,000	3,349,349
BAC Capital Trust VI 5.625% 3/8/35	3,930,000	3,395,642
•Fifth Third Capital Trust IV 6.50% 4/15/37	2,375,000	2,351,250
•Genworth Financial 6.15% 11/15/66	1,510,000	1,106,075
#•HBOS Capital Funding 144A 6.071% 6/29/49	2,814,000	2,448,180
*#•ILFC E-Capital Trust I 144A 5.74% 12/21/65	1,610,000	1,322,116
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	4,314,000	3,688,470
•ING Groep NV 5.775% 12/29/49	2,980,000	2,756,500
#•Liberty Mutual Group 144A 7.00% 3/15/37	2,674,000	2,557,943
Nuveen Investments 10.50% 11/15/15	4,669,000	4,797,398
•Regions Financing Trust II 6.625% 5/15/47	3,745,000	3,340,821
•SunTrust Capital VIII 6.10% 12/15/36	3,670,000	3,608,050
•XL Group 6.50% 12/31/49	3,838,000	3,559,745
		38,281,539
Media–8.13%
#Affinion Group 144A 7.875% 12/15/18	3,040,000	2,857,600
#AMC Networks 144A 7.75% 7/15/21	2,225,000	2,330,688
#AMO Escrow 144A 11.50% 12/15/17	1,110,000	1,193,250
Cablevision Systems 8.00% 4/15/20	1,087,000	1,171,243
CCO Holdings
8.125% 4/30/20	1,878,000	2,037,630
*# 144A 7.00% 1/15/19	190,000	196,175
#Clear Channel Communications 144A
9.00% 3/1/21	2,370,000	2,281,125
#Columbus International 144A 11.50% 11/20/14	2,547,000	2,906,763
Entravision Communications 8.75% 8/1/17	1,310,000	1,362,400
#InVentiv Health 144A 10.00% 8/15/18	1,960,000	1,925,700
#Kabel BW Erste Beteiligungs 144A
7.50% 3/15/19	1,630,000	1,670,750
MDC Partners
11.00% 11/1/16	2,097,000	2,361,746
# 144A 11.00% 11/1/16	825,000	920,906
*Nexstar Broadcasting 8.875% 4/15/17	2,017,000	2,132,978
*#ONO Finance II 144A 10.875% 7/15/19	1,150,000	1,230,500
#Sinclair Television Group 144A 9.25% 11/1/17	1,494,000	1,647,135
#UPC Holding 144A 9.875% 4/15/18	1,865,000	2,079,475
*Visant 10.00% 10/1/17	1,355,000	1,409,200
WMG Acquisition 9.50% 6/15/16	1,350,000	1,431,000
#XM Satellite Radio 144A 7.625% 11/1/18	1,965,000	2,063,250
		35,209,514
Services Cyclical–8.06%
#AMGH Merger Sub 144A 9.25% 11/1/18	2,175,000	2,305,500
#CMA CGM 144A 8.50% 4/15/17	2,475,000	2,091,375
#Delta Air Lines 144A 12.25% 3/15/15	1,936,000	2,153,800
#Equinox Holdings 144A 9.50% 2/1/16	2,145,000	2,262,975
*Harrah’s Operating 10.00% 12/15/18	5,070,000	4,601,025
#Icon Health & Fitness 144A 11.875% 10/15/16	1,260,000	1,291,500
Kansas City Southern de Mexico
8.00% 2/1/18	1,803,000	1,965,270
# 144A 6.125% 6/15/21	365,000	366,825

High Yield Series-4

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Services Cyclical (continued)
*#Marina District Finance 144A 9.875% 8/15/18	$1,170,000	$1,219,725
*MGM MIRAGE 11.375% 3/1/18	4,596,000	5,182,320
*Pinnacle Entertainment 8.75% 5/15/20	2,525,000	2,657,563
RSC Equipment Rental
8.25% 2/1/21	1,290,000	1,290,000
*9.50% 12/1/14	1,338,000	1,378,140
10.25% 11/15/19	269,000	295,900
#Seven Seas Cruises 144A 9.125% 5/15/19	2,245,000	2,323,575
Swift Services Holdings 10.00% 11/15/18	1,085,000	1,154,169
*#Swift Transportation 144A 12.50% 5/15/17	1,120,000	1,195,600
#United Air Lines 144A 9.875% 8/1/13	1,131,000	1,193,205
		34,928,467
Services Non-Cyclical–2.74%
#ARAMARK Holdings PIK 144A 8.625% 5/1/16	2,260,000	2,310,850
Community Health Systems 8.875% 7/15/15	2,120,000	2,188,900
HealthSouth 7.75% 9/15/22	460,000	487,025
#Multiplan 144A 9.875% 9/1/18	1,125,000	1,200,938
PHH 9.25% 3/1/16	2,065,000	2,268,919
Radiation Therapy Services 9.875% 4/15/17	2,335,000	2,343,756
Radnet Management 10.375% 4/1/18	1,050,000	1,078,875
		11,879,263
Technology & Electronics–5.29%
Advanced Micro Devices 7.75% 8/1/20	2,145,000	2,220,075
Anixter 10.00% 3/15/14	971,000	1,109,368
Aspect Software 10.625% 5/15/17	2,090,000	2,257,200
*First Data
9.875% 9/24/15	3,568,000	3,683,959
11.25% 3/31/16	1,875,000	1,856,250
#iGate 144A 9.00% 5/1/16	2,305,000	2,339,575
#International Wire Group Holdings 144A
9.75% 4/15/15	1,922,000	2,037,320
MagnaChip Semiconductor 10.50% 4/15/18	1,530,000	1,683,000
#MedAssets 144A 8.00% 11/15/18	1,200,000	1,194,000
#Seagate HDD Cayman 144A 7.75% 12/15/18	2,335,000	2,463,425
*SunGard Data Systems 10.25% 8/15/15	1,989,000	2,063,588
		22,907,760
Telecommunications–9.98%
Avaya
#144A 7.00% 4/1/19	2,395,000	2,329,138
PIK 10.125% 11/1/15	1,250,000	1,290,625
#Buccaneer Merger Sub 144A 9.125% 1/15/19	1,940,000	2,027,300
#Clearwire Communications 144A
12.00% 12/1/15	3,065,000	3,298,698
*12.00% 12/1/17	2,315,000	2,430,750
Cricket Communications
*7.75% 5/15/16	1,112,000	1,184,280
7.75% 10/15/20	1,235,000	1,213,388
#Digicel Group 144A 10.50% 4/15/18	425,000	478,125
#EH Holding 144A 7.625% 6/15/21	1,845,000	1,891,125
*GXS Worldwide 9.75% 6/15/15	2,807,000	2,856,122
*#Integra Telecom Holdings 144A 10.75% 4/15/16	1,700,000	1,721,250
Intelsat Bermuda
11.25% 2/4/17	1,010,000	1,087,013
PIK 11.50% 2/4/17	1,108,594	1,194,510
#Intelsat Jackson Holdings 144A 7.50% 4/1/21	3,500,000	3,486,874
#Level 3 Communications 144A 11.875% 2/1/19	300,000	324,375
*Level 3 Financing 10.00% 2/1/18	1,709,000	1,843,584
NII Capital
7.625% 4/1/21	1,130,000	1,186,500
*8.875% 12/15/19	653,000	724,014
10.00% 8/15/16	514,000	598,810
#PAETEC Holding 144A 9.875% 12/1/18	500,000	520,625
*#Satmex Escrow 144A 9.50% 5/15/17	1,130,000	1,158,250
Sprint Capital 8.75% 3/15/32	2,176,000	2,366,400
#Telcordia Technologies 144A 11.00% 5/1/18	1,806,000	2,289,105
Telesat Canada 12.50% 11/1/17	1,879,000	2,264,195
*Virgin Media Finance 8.375% 10/15/19	1,157,000	1,295,840
#West 144A 7.875% 1/15/19	2,265,000	2,202,713
		43,263,609
Utilities–1.42%
AES
7.75% 3/1/14	10,000	10,850
9.75% 4/15/16	700,000	798,000
Elwood Energy 8.159% 7/5/26	1,317,398	1,310,811
*GenOn Energy 9.50% 10/15/18	1,480,000	1,546,600
*Mirant Americas Generation 8.50% 10/1/21	2,410,000	2,482,300
		6,148,561
Total Corporate Bonds
(cost $384,528,156)		398,779,638

«SENIOR SECURED LOANS–1.49%
Brock Holdings III 10.50% 2/15/18	755,000	776,706
Level 3 Financing 14.00% 4/11/12	877,273	877,273
PQ 6.70% 7/30/15	2,524,000	2,480,688
Texas Competitive Electric Holdings
3.50% 10/10/14	2,765,000	2,343,766
Total Senior Secured Loans
(cost $6,166,941)		6,478,433

	Number of
	Shares
COMMON STOCK–0.57%
†Alliance HealthCare Service	97,751	371,454
=∏†Avado Brands	1,813	0
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	19,510	991,497
†Flextronics International	55,400	355,668
†GenOn Energy	2,117	8,172
†GeoEye	7,260	271,524
*†Mobile Mini	21,377	452,979
=∏†PT Holdings	1,905	19
†USGen	475,000	0
Total Common Stock (cost $3,264,342)		2,451,313

High Yield Series-5

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–1.59%
∏•Ally Financial 8.50%	75,000	$1,877,250
#Ally Financial 144A 7.00%	3,150	2,960,606
•GMAC Capital Trust I 8.125%	80,000	2,048,000
=†Port Townsend	381	0
Total Preferred Stock (cost $6,974,590)		6,885,856

WARRANT–0.00%
@∏=†Port Townsend	381	4
Total Warrant (cost $9,144)		4

	Principal
	Amount
	(U.S. $)
≠SHORT-TERM INVESTMENT–0.41%
Discount Note–0.41%
Federal Home Loan Bank 0.001% 7/1/11	$1,793,864	1,793,864
Total Short-Term Investment
(cost $1,793,864)		1,793,864

Total Value of Securities Before Securities
Lending Collateral–96.47%
(cost $404,301,348)		418,068,373

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–15.63%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	323,337	313,960
Delaware Investments Collateral Fund No. 1	67,413,574	67,413,574
†@Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral
(cost $68,203,238)		67,727,534

TOTAL VALUE OF SECURITIES–112.10% (COST $472,504,586)	485,795,907 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(15.74%)	(68,203,238)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–3.64%	15,752,468
NET ASSETS APPLICABLE TO 74,512,972 SHARES OUTSTANDING–100.00%	$433,345,137
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($129,210,304 / 22,188,472 SHARES)	$5.82
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($304,134,833 / 52,324,500 SHARES)	$5.81
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$406,911,429
Undistributed net investment income	18,247,294
Accumulated net realized loss on investments	(5,104,896)
Net unrealized appreciation of investments	13,291,310
Total net assets	$433,345,137

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

____________________

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $254,074, which represented 0.06% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $184,538,481, which represented 42.58% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

†	Non income producing security.
∏
Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2011, the aggregate amount of the restricted securities was $1,877,273 or 0.43% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

«
Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

=
Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $254,093, which represented 0.06% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $63,196,695 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-7

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$19,507,187
Securities lending income	160,193
Dividends	153,523
19,820,903

EXPENSES:
Management fees	1,506,014
Distribution expenses – Service Class	501,426
Accounting and administration expenses	91,077
Reports and statements to shareholders	46,856
Dividend disbursing and transfer agent fees and expenses	28,830
Legal fees	17,382
Audit and tax	15,398
Trustees’ fees	12,068
Insurance fees	5,149
Custodian fees	4,245
Consulting fees	2,913
Pricing fees	2,289
Dues and services	2,004
Trustees’ expenses	960
Registration fees	279
2,236,890
Less waiver of distribution expenses – Service Class	(83,571)
Less expense paid indirectly	(1)
Total operating expenses	2,153,318

NET INVESTMENT INCOME	17,667,585

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	14,744,794
Net change in unrealized appreciation/depreciation
of investments	(10,017,636)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	4,727,158

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$22,394,743

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$17,667,585	$35,938,692
Net realized gain on investments	14,744,794	33,033,263
Net change in unrealized appreciation/
depreciation of investments	(10,017,636)	(7,056,252)
Net increase in net assets
resulting from operations	22,394,743	61,915,703

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(10,758,286)	(12,220,840)
Service Class	(26,869,457)	(22,349,855)
	(37,627,743)	(34,570,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,772,047	51,186,912
Service Class	28,517,907	121,884,970
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	10,758,286	8,726,485
Service Class	26,869,457	22,349,855
	84,917,697	204,148,222
Cost of shares repurchased:
Standard Class	(23,137,144)	(94,850,294)
Service Class	(83,899,694)	(107,102,113)
	(107,036,838)	(201,952,407)
Increase (decrease) in net assets derived
from capital share transactions	(22,119,141)	2,195,815

NET INCREASE (DECREASE)
IN NET ASSETS	(37,352,141)	29,540,823

NET ASSETS:
Beginning of period	470,697,278	441,156,455
End of period (including undistributed
net investment income of $18,247,294
and $37,478,388, respectively)	$433,345,137	$470,697,278

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$6.040	$5.670	$4.140	$5.950	$6.200	$5.910

Income (loss) from investment operations:
Net investment income2	0.235	0.484	0.488	0.430	0.464	0.473
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.064	0.349	1.414	(1.766)	(0.290)	0.226
Total from investment operations	0.299	0.833	1.902	(1.336)	0.174	0.699

Less dividends and distributions from:
Net investment income	(0.519)	(0.463)	(0.372)	(0.474)	(0.424)	(0.409)
Total dividends and distributions	(0.519)	(0.463)	(0.372)	(0.474)	(0.424)	(0.409)

Net asset value, end of period	$5.820	$6.040	$5.670	$4.140	$5.950	$6.200

Total return3	4.91%	15.32%	48.97%	(24.17% )	2.79%	12.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,210	$127,294	$154,761	$93,011	$132,667	$105,576
Ratio of expenses to average net assets	0.75%	0.76%	0.76%	0.74%	0.75%	0.78%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.75%	0.76%	0.77%	0.77%	0.75%	0.78%
Ratio of net investment income to average net assets	7.81%	8.42%	10.01%	8.35%	7.66%	8.01%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.81%	8.42%	10.00%	8.32%	7.66%	8.01%
Portfolio turnover	54%	115%	123%	109%	143%	132%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$6.020	$5.660	$4.130	$5.930	$6.190	$5.900

Income (loss) from investment operations:
Net investment income2	0.227	0.469	0.475	0.418	0.448	0.458
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.068	0.342	1.414	(1.759)	(0.299)	0.226
Total from investment operations	0.295	0.811	1.889	(1.341)	0.149	0.684

Less dividends and distributions from:
Net investment income	(0.505)	(0.451)	(0.359)	(0.459)	(0.409)	(0.394)
Total dividends and distributions	(0.505)	(0.451)	(0.359)	(0.459)	(0.409)	(0.394)

Net asset value, end of period	$5.810	$6.020	$5.660	$4.130	$5.930	$6.190

Total return3	4.86%	14.91%	48.65%	(24.43% )	2.55%	12.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$304,135	$343,403	$286,395	$178,579	$218,862	$200,768
Ratio of expenses to average net assets	1.00%	1.01%	1.01%	0.99%	1.00%	1.03%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.05%	1.06%	1.07%	1.07%	1.05%	1.08%
Ratio of net investment income to average net assets	7.56%	8.17%	9.76%	8.10%	7.41%	7.76%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.51%	8.12%	9.70%	8.02%	7.36%	7.71%
Portfolio turnover	54%	115%	123%	109%	143%	132%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust – Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

High Yield Series-11

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $11,462 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$242,750	$4,645	$66,287	$7,204
____________________
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $5,823 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$241,792,842
Sales	$281,871,256

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$472,133,664	$20,304,028	$(6,641,785)	$13,662,243

High Yield Series-12

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$406,683,266	$254,070	$406,937,336
Common Stock	2,451,294	–	19	2,451,313
Other	3,925,250	2,960,606	4	6,885,860
Securities Lending Collateral	–	67,727,534	–	67,727,534
Short-Term Investment	–	1,793,864	–	1,793,864
Total	$6,376,544	$479,165,270	$254,093	$485,795,907

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending	Total
	Debt	Stock	Other	Collateral	Series
Balance as of 12/31/10	$5,204,070	$19	$20	$–	$5,204,109
Purchases	3,870,000	–	–	–	3,870,000
Sales	(8,858,290)	–	(16)	–	(8,858,306)
Net realized gain (loss)	(126,971)	–	16	–	(126,955)
Net change in unrealized appreciation/depreciation	165,261	–	(16)	–	165,245
Balance as of 6/30/11	$254,070	$19	$4	$–	$254,093

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/11	$–	$–	$–	$–	$–

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

High Yield Series-13

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$37,627,743	$34,570,695
____________________
*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$406,911,429
Undistributed ordinary income	18,335,401
Realized gains 1/1/11–6/30/11	14,415,612
Capital loss carryforwards as of 12/31/10	(19,979,537)
Unrealized appreciation of investments	13,662,232
Net assets	$433,345,137

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$729,064	$(729,064)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $9,601,250 expires in 2016 and $10,378,287 expires in 2017.

For the six months ended June 30, 2011, the Series had capital gains of $14,415,612, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	3,079,784	8,910,648
Service Class	4,705,632	21,320,848

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,839,023	1,555,523
Service Class	4,600,935	3,983,931
	14,225,374	35,770,950
Shares repurchased:
Standard Class	(3,817,494)	(16,651,712)
Service Class	(14,017,148)	(18,844,907)
	(17,834,642)	(35,496,619)
Net increase (decrease)	(3,609,268)	274,331

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $63,196,695, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $67,727,534. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

High Yield Series-16

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPHY [6/11] DG3 16840 (8/11) (7683)	High Yield Series-17

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/country and sector allocations	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	14

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class	$1,000.00	$1,100.50	1.05%	$5.47
Service Class	1,000.00	1,098.40	1.30%	6.76
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.59	1.05%	$5.26
Service Class	1,000.00	1,018.35	1.30%	6.51

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Security Type/Country and Sector Allocations
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Country	of Net Assets
Common Stock	99.15%
Australia	1.03%
Brazil	1.91%
Canada	5.03%
China/Hong Kong	5.49%
France	23.28%
Germany	7.34%
Israel	2.19%
Italy	5.67%
Japan	10.11%
Luxembourg	1.14%
Netherlands	1.67%
Republic of Korea	0.88%
Russia	1.49%
Singapore	2.11%
Spain	3.89%
Sweden	4.69%
Switzerland	4.82%
Taiwan	2.64%
United Kingdom	11.60%
United States	2.17%
Short-Term Investments	0.71%
Securities Lending Collateral	17.55%
Total Value of Securities	117.41%
Obligation to Return Securities Lending Collateral	(18.06% )
Receivables and Other Assets Net of Other Liabilities	0.65%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	14.81%
Consumer Staples	8.97%
Energy	6.14%
Financials	12.70%
Healthcare	9.53%
Industrials	22.09%
Information Technology	8.07%
Materials	7.66%
Telecommunication Services	7.06%
Utilities	2.12%
Total	99.15%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–99.15%Δ
Australia–1.03%
Coca-Cola Amatil	50,714	$622,198
		622,198
Brazil–1.91%
Petroleo Brasileiro ADR	37,686	1,156,206
		1,156,206
Canada–5.03%
†CGI Group Class A	122,976	3,036,145
		3,036,145
China/Hong Kong–5.49%
CNOOC	508,000	1,196,525
†*Sohu.com	3,400	245,718
*Techtronic Industries	658,359	788,642
Yue Yuen Industrial Holdings	340,500	1,083,124
		3,314,009
France–23.28%
*Alstom	23,132	1,424,710
*AXA	70,905	1,609,446
Compagnie de Saint-Gobain	20,946	1,357,585
*Lafarge	19,150	1,220,145
*PPR	4,227	752,799
*Publicis Groupe	13,184	735,934
Sanofi-Aventis	17,322	1,393,297
Teleperformance	48,075	1,414,582
*Total	23,455	1,355,922
Vallourec	11,447	1,395,474
*Vivendi	50,198	1,399,070
		14,058,964
Germany–7.34%
Bayerische Motoren Werke	11,496	1,147,900
†Commerzbank	207,163	892,226
Deutsche Post	94,794	1,822,257
Metro	9,469	573,384
		4,435,767
Israel–2.19%
Teva Pharmaceutical Industries ADR	27,400	1,321,228
		1,321,228
Italy–5.67%
Finmeccanica	74,880	905,963
Parmalat	432,255	1,625,897
UniCredit	420,122	889,218
		3,421,078
Japan–10.11%
*Asahi Glass	107,000	1,251,989
*Don Quijote	17,900	622,416
ITOCHU	142,435	1,481,262
Mitsubishi UFJ Financial Group	236,335	1,151,597
Sumitomo Rubber Industries	15,739	190,436
Toyota Motor	34,143	1,405,806
		6,103,506
Luxembourg–1.14%
ArcelorMittal	19,795	688,350
		688,350
Netherlands–1.67%
Koninklijke Philips Electronics	39,364	1,011,587
		1,011,587
Republic of Korea–0.88%
Hyundai Department Store	3,258	530,798
		530,798
Russia–1.49%
Mobile TeleSystems ADR	47,300	899,646
		899,646
Singapore–2.11%
Singapore Airlines	110,000	1,273,164
		1,273,164
Spain–3.89%
Banco Santander	63,823	735,199
†Promotora de Informaciones ADR	28,600	286,000
Telefonica	54,373	1,327,901
		2,349,100
Sweden–4.69%
*Meda Class A	151,978	1,655,315
Nordea Bank	109,485	1,175,749
		2,831,064
Switzerland–4.82%
*Aryzta	28,403	1,525,376
Novartis	22,622	1,386,355
		2,911,731
Taiwan–2.64%
HTC	47,250	1,593,420
		1,593,420
United Kingdom–11.60%
Greggs	125,630	1,067,505
National Grid	129,922	1,278,938
Rexam	238,640	1,467,092
Rio Tinto	17,300	1,249,120
Standard Chartered	46,250	1,214,841
Vodafone Group	273,719	725,782
		7,003,278
United States–2.17%
†NII Holdings	30,900	1,309,542
		1,309,542
Total Common Stock
(cost $50,061,993)		59,870,781

	Principal
	Amount
	(U.S. $)
≠SHORT-TERM INVESTMENTS–0.71%
Discount Notes–0.58%
Fannie Mae 0.002% 7/25/11	$6,568	6,568
Federal Farm Credit Bank 0.001% 7/25/11	90,929	90,929
Federal Home Loan Bank
0.001% 7/1/11	110,039	110,039
0.001% 7/13/11	34,500	34,500
0.006% 8/3/11	106,008	106,007
		348,043

International Value Equity Series-3

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
≠SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligation–0.13%
U.S. Treasury Bill 0.00% 7/14/11	$81,953	$81,953
		81,953
Total Short-Term Investments
(cost $429,997)		429,996

Total Value of Securities
Before Securities Lending
Collateral–99.86%
(cost $50,491,990)		60,300,777

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–17.55%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	191,067	185,526
Delaware Investments Collateral
Fund No. 1	10,410,713	10,410,713
†@ Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral
(cost $10,908,094)		10,596,239

TOTAL VALUE OF SECURITIES–117.41% (cost $61,400,084)	70,897,016 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(18.06%)	(10,908,094)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.65%	394,925
NET ASSETS APPLICABLE TO 5,227,075 SHARES OUTSTANDING–100.00%	$60,383,847
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($60,369,151 / 5,225,802 SHARES)	$11.55
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($14,696 / 1,273 SHARES)	$11.54
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$72,631,241
Undistributed net investment income	940,065
Accumulated net realized loss on investments	(22,694,554)
Net unrealized appreciation of investments and foreign currencies	9,507,095
Total net assets	$60,383,847
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Security Type/Country and Sector Allocation.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
†	Non income producing security.
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
©	Includes $10,550,306 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-4

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,351,262
Securities lending income	64,113
Interest	188
Foreign tax withheld	(132,638)
1,282,925
EXPENSES:
Management fees	253,229
Custodian fees	17,145
Reports and statements to shareholders	15,432
Accounting and administration expenses	11,711
Audit and tax	7,309
Dividend disbursing and transfer agent fees and expenses	6,722
Legal fees	1,696
Trustees’ fees	1,565
Dues and services	956
Pricing fees	905
Insurance fees	872
Consulting fees	277
Registration fees	249
Trustees’ expenses	115
Distribution expenses – Service Class	21
318,204
Less fees waived	(6,480)
Less waiver of distribution expenses – Service Class	(3)
Less expense paid indirectly	(1)
Total operating expenses	311,720

NET INVESTMENT INCOME	971,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	1,767,696
Foreign currencies	(9,287)
Foreign currency exchange contracts	(12,220)
Net realized gain	1,746,189
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	2,959,587

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	4,705,776

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$5,676,981

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)	12/31/10
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$971,205	$904,199
Net realized gain on investments and
foreign currencies	1,746,189	1,628,689
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	2,959,587	1,484,129
Net increase in net assets
resulting from operations	5,676,981	4,017,017

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(675,509)	(2,017,733)
Service Class	(128)	(236)
	(675,637)	(2,017,969)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,754,035	6,165,246
Service Class	2,503	6,184
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	675,509	2,017,733
Service Class	128	236
	3,432,175	8,189,399
Cost of shares repurchased:
Standard Class	(5,001,644)	(59,238,298)
Service Class	(1,020)	(5,750)
	(5,002,664)	(59,244,048)
Decrease in net assets derived
from capital share transactions	(1,570,489)	(51,054,649)

NET INCREASE (DECREASE)
IN NET ASSETS	3,430,855	(49,055,601)

NET ASSETS:
Beginning of period	56,952,992	106,008,593
End of period (including undistributed
net investment income of $940,065
and $666,004, respectively)	$60,383,847	$56,952,992

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$10.610	$ 9.920	$ 7.640	$14.700	$23.100	$20.380

Income (loss) from investment operations:
Net investment income2	0.183	0.155	0.216	0.306	0.273	0.512
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.885	0.903	2.324	(6.103)	0.858	4.043
Total from investment operations	1.068	1.058	2.540	(5.797)	1.131	4.555

Less dividends and distributions from:
Net investment income	(0.128)	(0.368)	(0.260)	(0.271)	(0.508)	(0.616)
Net realized gain on investments	–	–	–	(0.992)	(9.023)	(1.219)
Total dividends and distributions	(0.128)	(0.368)	(0.260)	(1.263)	(9.531)	(1.835)

Net asset value, end of period	$11.550	$10.610	$9.920	$7.640	$14.700	$23.100

Total return3	10.05%	10.92%	34.73%	(42.42%)	5.24%	23.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,369	$56,941	$105,999	$73,712	$153,691	$173,017
Ratio of expenses to average net assets	1.05%	1.07%	1.00%	1.04%	0.99%	1.01%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.07%	1.07%	1.03%	1.05%	0.99%	1.01%
Ratio of net investment income to average net assets	3.26%	1.60%	2.60%	2.79%	1.66%	2.44%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.24%	1.60%	2.57%	2.78%	1.66%	2.44%
Portfolio turnover	19%	40%	37%	35%	21%	114%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$10.600	$ 9.910	$ 7.620	$14.660	$23.050	$20.350

Income (loss) from investment operations:
Net investment income2	0.169	0.131	0.196	0.279	0.233	0.459
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.875	0.907	2.327	(6.096)	0.856	4.029
Total from investment operations	1.044	1.038	2.523	(5.817)	1.089	4.488

Less dividends and distributions from:
Net investment income	(0.104)	(0.348)	(0.233)	(0.231)	(0.456)	(0.569)
Net realized gain on investments	–	–	–	(0.992)	(9.023)	(1.219)
Total dividends and distributions	(0.104)	(0.348)	(0.233)	(1.223)	(9.479)	(1.788)

Net asset value, end of period	$11.540	$10.600	$9.910	$7.620	$14.660	$23.050

Total return3	9.84%	10.71%	34.61%	(42.67% )	4.98%	23.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15	$12	$10	$18	$180	$60
Ratio of expenses to average net assets	1.30%	1.32%	1.25%	1.29%	1.24%	1.26%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.37%	1.37%	1.33%	1.35%	1.29%	1.31%
Ratio of net investment income to average net assets	3.01%	1.35%	2.35%	2.54%	1.41%	2.19%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.94%	1.30%	2.27%	2.48%	1.36%	2.14%
Portfolio turnover	19%	40%	37%	35%	21%	114%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

International Value Equity Series-8

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Effective April 29, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.05% of average daily net assets of the Series through April 30, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $1,474 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$34,958	$606	$3	$954
____________________
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $654 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$11,025,550
Sales	11,811,417

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$61,635,341	$13,098,174	$(3,836,499)	$9,261,675

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,254,486	$51,616,295	$–	$59,870,781
Securities Lending Collateral	–	10,596,239	–	10,596,239
Short-Term Investments	–	429,996	–	429,996
Total	$8,254,486	$62,642,530	$–	$70,897,016

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$675,637	$2,017,969
____________________

*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$72,631,241
Undistributed ordinary income	940,065
Realized gains 1/1/11–6/30/11	1,677,398
Capital loss carryforwards as of 12/31/10	(24,136,695)
Unrealized appreciation of investments
and foreign currencies	9,271,838
Net assets	$60,383,847

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(21,507)	$21,507

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $11,412,874 expires in 2016 and $12,723,821 expires in 2017.

For the six months ended June 30, 2011, the Series had capital gains of $1,677,398, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	240,362	611,755
Service Class	221	640

Shares issued upon reinvestment of dividends and distributions:
Standard Class	57,884	203,400
Service Class	11	23
	298,478	815,818
Shares repurchased:
Standard Class	(437,733)	(6,138,156)
Service Class	(90)	(562)
	(437,823)	(6,138,718)
Net decrease	(139,345)	(5,322,900)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended June 30, 2011.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of the securities on loan was $10,550,306, for which the Series received collateral, comprised of non-cash collateral valued at $33,093, and cash collateral of $10,908,094. At June 30, 2011, the value of invested collateral was $10,596,239. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

International Value Equity Series-13

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPIVE [6/11] DG3 16841 (8/11) (7683)	International Value Equity Series-14

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of operations	12

> Statements of changes in net assets	12

> Financial highlights	13

> Notes to financial statements	15

> Other Series information	23

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/10*
Actual Series Return
Standard Class	$1,000.00	$1,021.30	0.58%	$2.91
Service Class	1,000.00	1,019.10	0.83%	4.16
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.92	0.58%	$2.91
Service Class	1,000.00	1,020.68	0.83%	4.16

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector Allocation	of Net Assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	2.70%
Agency Mortgage-Backed Securities	19.15%
Agency Obligations	1.19%
Commercial Mortgage-Backed Securities	1.35%
Convertible Bonds	0.48%
Corporate Bonds	21.43%
Banking	6.94%
Basic Industry	1.58%
Brokerage	0.91%
Capital Goods	0.23%
Communications	2.52%
Consumer Cyclical	0.35%
Consumer Non-Cyclical	2.72%
Electric	0.90%
Energy	1.26%
Finance Companies	1.12%
Insurance	1.06%
Natural Gas	0.65%
Real Estate	0.29%
Technology	0.45%
Transportation	0.45%
Municipal Bonds	2.64%
Non-Agency Asset-Backed Securities	17.78%
Non-Agency Collateralized Mortgage Obligations	0.08%
Regional Bond	0.24%
Senior Secured Loans	0.45%
Sovereign Bonds	0.30%
U.S. Treasury Obligations	15.60%
Preferred Stock	0.34%
Short-term Investments	24.59%
Securities Lending Collateral	10.84%
Total Value of Securities	119.16%
Obligation to Return Securities Lending Collateral	(10.85%)
Other Liabilities Net of Receivables and Other Assets	(8.31%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.00%
•Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$22,727
Total Agency Asset-Backed Securities
(cost $21,830)		22,727

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–2.70%
Fannie Mae Grantor Trust
• Series 2001-T5 A2 7.00% 2/19/30	23,901	27,322
Series 2001-T8 A2 9.50% 7/25/41	14,287	17,249
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	750	877
Series 2003-32 PH 5.50% 3/25/32	378,396	402,415
Series 2003-52 NA 4.00% 6/25/23	264,915	278,063
Series 2003-81 GE 4.50% 4/25/18	306,120	321,144
Series 2003-120 BL 3.50% 12/25/18	430,000	446,378
Series 2004-49 EB 5.00% 7/25/24	55,000	60,101
• Series 2005-66 FD 0.486% 7/25/35	638,632	639,946
Series 2005-110 MB 5.50% 9/25/35	17,016	18,560
Series 2006-69 PB 6.00% 10/25/32	871,184	898,547
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	34,784	38,945
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	54,736	62,082
Series 2694 QG 4.50% 1/15/29	40,882	41,744
Series 2706 UG 4.50% 8/15/16	700,743	710,864
Series 2802 NM 4.50% 9/15/29	730,000	752,646
Series 2890 PC 5.00% 7/15/30	140,000	145,213
• Series 3016 FL 0.577% 8/15/35	566,253	564,894
Series 3027 DE 5.00% 9/15/25	50,000	54,422
• Series 3067 FA 0.537% 11/15/35	3,798,003	3,799,611
Series 3173 PE 6.00% 4/15/35	20,000	22,157
• Series 3297 BF 0.427% 4/15/37	1,161,849	1,160,398
Series 3337 PB 5.50% 7/15/30	34,953	35,411
Series 3416 GK 4.00% 7/15/22	89,064	92,916
• Series 3780 LF 0.587% 3/15/29	1,126,570	1,120,479
• Series 3800 AF 0.687% 2/15/41	10,564,010	10,603,858
• Series 3803 TF 0.587% 11/15/28	1,041,574	1,041,575
•Freddie Mac Strip
Series 19 F 1.195% 6/1/28	9,698	9,718
wFreddie Mac Structured
Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,473	1,675
Series T-58 2A 6.50% 9/25/43	35,357	39,854
Total Agency Collateralized Mortgage
Obligations (cost $23,353,436)		23,409,064

AGENCY MORTGAGE-BACKED
SECURITIES–19.15%
Fannie Mae
4.00% 9/1/20	5,107,225	5,402,649
6.50% 8/1/17	9,836	10,771
7.00% 11/15/16	10,916	11,341
•Fannie Mae ARM
2.041% 1/1/35	1,167,530	1,223,904
2.402% 10/1/33	11,003	11,429
2.479% 12/1/33	19,676	20,557
2.538% 4/1/36	328,481	345,574
2.581% 8/1/34	23,649	24,888
2.619% 6/1/34	23,683	24,794
2.764% 11/1/35	158,410	166,530
4.287% 9/1/39	758,121	796,161
4.388% 10/1/39	1,417,132	1,487,472
4.777% 9/1/35	534,952	567,984
4.954% 11/1/33	2,086,741	2,239,732
4.991% 3/1/38	11,720	12,524
4.995% 8/1/35	12,715	13,585
5.065% 9/1/38	1,241,534	1,330,735
5.141% 11/1/35	6,641	7,080
5.464% 8/1/37	291,062	310,246
5.542% 4/1/37	1,245,775	1,344,203
5.904% 8/1/37	300,981	327,163
5.988% 6/1/36	62,455	67,576
6.001% 7/1/36	50,132	54,142
6.197% 8/1/37	400,684	429,522
6.257% 7/1/36	58,104	63,096
6.264% 4/1/36	22,856	24,715
6.291% 8/1/36	58,259	63,030
Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	40,567	42,754
Pool 763742 5.00% 1/1/34	44,935	47,358
Fannie Mae S.F. 15 yr
4.00% 7/1/25	5,296,919	5,528,960
4.00% 8/1/25	7,218,083	7,534,285
4.00% 11/1/25	7,556,793	7,906,723
4.50% 9/1/20	1,959,547	2,096,827
4.50% 6/1/23	19,717	20,963
5.00% 9/1/18	165,270	178,648
5.00% 10/1/18	2,647	2,861
5.00% 2/1/19	4,527	4,904
5.00% 5/1/21	29,289	31,692
5.00% 9/1/25	12,623,306	13,558,339
5.50% 4/1/21	1,793	1,947
5.50% 1/1/23	18,063	19,590
5.50% 4/1/23	45,211	49,034
6.00% 3/1/18	894,439	977,958
6.00% 8/1/22	47,993	52,595
7.00% 11/1/14	412	441

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)
	AGENCY MORTGAGE-BACKED
	SECURITIES (continued)
	Fannie Mae S.F. 15 yr (continued)
	7.50% 3/1/15	$1,543	$1,660
	8.00% 10/1/14	84	86
	8.00% 10/1/16	9,908	10,855
	Fannie Mae S.F. 15 yr TBA
	3.50% 7/1/26	11,775,000	11,988,421
	4.50% 7/1/26	19,800,000	20,987,999
	Fannie Mae S.F. 30 yr
	5.00% 3/1/34	7,807	8,344
	5.00% 12/1/37	53,091	56,517
	5.00% 2/1/38	41,873	44,562
	5.00% 7/1/40	149,089	158,711
	5.50% 4/1/34	7,696,037	8,374,105
	6.00% 11/1/34	4,819	5,325
	6.00% 4/1/36	12,448	13,719
	6.00% 10/1/36	1,536,506	1,693,378
	6.00% 11/1/37	866,313	953,137
	6.00% 1/1/38	496,406	547,087
	6.00% 3/1/39	3,192,039	3,511,950
	6.50% 6/1/29	1,600	1,821
	6.50% 1/1/34	1,988	2,263
	6.50% 4/1/36	5,361	6,096
	6.50% 6/1/36	11,773	13,357
	6.50% 10/1/36	8,254	9,363
	6.50% 8/1/37	2,845	3,228
	6.50% 12/1/37	14,738	16,791
	7.00% 12/1/34	1,311	1,509
	7.00% 12/1/35	1,073	1,235
	7.00% 4/1/37	1,173,137	1,350,194
	7.00% 12/1/37	11,407	13,128
	7.50% 6/1/31	13,049	15,318
	7.50% 4/1/32	574	675
	7.50% 5/1/33	2,431	2,860
	7.50% 6/1/34	1,016	1,189
	9.00% 7/1/20	19,485	21,880
	10.00% 8/1/19	16,382	18,420
	Fannie Mae S.F. 30 yr TBA
	6.00% 7/1/41	39,890,000	43,816,691
	6.50% 7/1/41	2,675,000	3,028,603
	•Freddie Mac ARM
	2.48% 4/1/33	9,818	9,878
	2.822% 4/1/34	5,124	5,380
	5.029% 8/1/38	36,858	39,572
	5.039% 7/1/38	2,519,142	2,697,208
	5.53% 7/1/36	138,665	145,964
	5.617% 6/1/37	803,787	856,396
	5.80% 10/1/36	15,266	16,458
	6.103% 10/1/37	576,891	624,935
	Freddie Mac Balloon 7 yr 5.00% 11/1/11	39,375	39,772
	Freddie Mac S.F. 15 yr
	4.00% 11/1/13	27,774	28,384
	4.00% 3/1/14	38,881	40,516
	5.00% 4/1/20	145,554	157,359
	5.00% 12/1/22	28,152	30,343
	5.50% 7/1/24	3,289,845	3,570,229
	8.00% 5/1/15	15,673	17,255
	Freddie Mac S.F. 30 yr
	6.00% 2/1/36	2,941,027	3,242,215
	6.00% 1/1/38	1,442,866	1,588,149
	7.00% 11/1/33	12,005	13,937
	9.00% 4/1/17	1,205	1,363
	GNMA I S.F. 15 yr 6.00% 1/15/22	1,812,397	1,983,265
	GNMA I S.F. 30 yr
	7.00% 12/15/34	41,503	47,491
	7.50% 1/15/32	1,235	1,454
	GNMA II S.F. 30 yr
	12.00% 6/20/14	1,415	1,605
	12.00% 2/20/16	409	408
	Total Agency Mortgage-Backed
	Securities (cost $165,177,693)		166,277,295

	AGENCY OBLIGATIONS–1.19%
	Freddie Mac
Φ	0.625% 4/19/13	3,790,000	3,790,955
	1.125% 10/25/13	6,500,000	6,503,978
	Total Agency Obligations
	(cost $10,287,158)		10,294,933

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES–1.35%
	#American Tower Trust Series 2007-1A AFX
	144A 5.42% 4/15/37	95,000	102,238
	Bank of America Merrill Lynch
	Commercial Mortgage
	Series 2004-2 A3 4.05% 11/10/38	124,031	126,007
•	Series 2004-3 A5 5.715% 6/10/39	87,043	94,039
•	Series 2005-1 A5 5.329% 11/10/42	330,000	359,347
	Bear Stearns Commercial
	Mortgage Securities
•	Series 2005-T20 A4A 5.296% 10/12/42	455,000	498,343
	Series 2007-PW15 A4 5.331% 2/11/44	595,000	628,446
	•wCommercial Mortgage Pass Through
	Certificates Series 2005-C6 A5A
	5.116% 6/10/44	1,665,000	1,802,596
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38	10,815	10,810
*•	Series 2004-GG2 A6 5.396% 8/10/38	470,000	508,369
	Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,443,670
	Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,497,654
•	Series 2006-GG6 A4 5.553% 4/10/38	915,000	994,383

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
•JPMorgan Chase Commercial Mortgage
Securities Series 2005-LDP5 A4
5.371% 12/15/44	$545,000	$594,743
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,304,055
• Series 2007-T27 A4 5.789% 6/11/42	1,520,000	1,682,776
•Wachovia Bank Commercial
Mortgage Trust Series 2005-C20 A5
5.087% 7/15/42	42,645	43,042
Total Commercial Mortgage-Backed
Securities (cost $9,880,515)		11,690,518

CONVERTIBLE BONDS–0.48%
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13	375,000	378,281
Medtronic 1.625% exercise price $54.00,
expiration date 4/15/13	1,250,000	1,284,375
Transocean 1.50% exercise price $166.65,
expiration date 12/15/37	2,555,000	2,516,675
Total Convertible Bonds
(cost $3,919,919)		4,179,331

CORPORATE BONDS–21.43%
Banking–6.94%
Abbey National Treasury Services
4.00% 4/27/16	2,325,000	2,309,625
#Bank Nederlandse Gemeenten 144A
1.50% 3/28/14	1,232,000	1,243,042
1.75% 10/6/15	1,095,000	1,085,567
Bank of America
• 0.547% 6/15/17	605,000	538,815
6.50% 8/1/16	455,000	507,993
#Bank of Montreal 144A 2.625% 1/25/16	5,865,000	5,974,629
BB&T 5.20% 12/23/15	1,670,000	1,808,466
•Branch Banking & Trust 0.57% 9/13/16	4,500,000	4,350,339
#Canadian Imperial Bank of Commerce
144A 2.75% 1/27/16	1,445,000	1,480,033
*Comerica 3.00% 9/16/15	2,185,000	2,204,545
#Commonwealth Bank of Australia 144A
2.70% 11/25/14	1,305,000	1,358,487
#Export-Import Bank of Korea 144A
5.25% 2/10/14	800,000	863,195
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	1,878,115
#HSBC Bank 144A 3.10% 5/24/16	1,690,000	1,680,715
JPMorgan Chase 3.45% 3/1/16	7,105,000	7,244,656
•JPMorgan Chase Bank 0.58% 6/13/16	605,000	567,081
KeyBank 5.45% 3/3/16	1,780,000	1,933,128
Korea Development Bank 8.00% 1/23/14	1,735,000	1,975,945
#Nederlandse Waterschapsbank 144A
1.375% 5/16/14	2,040,000	2,043,982
*Oesterreichische Kontrollbank
2.00% 6/3/16	2,495,000	2,493,588
PNC Funding 5.25% 11/15/15	275,000	299,936
•#Rabobank 144A 11.00% 12/29/49	1,240,000	1,586,837
*Santander Holdings USA 4.625% 4/19/16	795,000	799,799
SunTrust Banks
• 0.548% 8/24/15	585,000	553,651
3.60% 4/15/16	1,505,000	1,521,259
•UBS 1.273% 1/28/14	2,195,000	2,206,129
US Bancorp
3.15% 3/4/15	750,000	783,894
4.20% 5/15/14	1,860,000	2,004,639
•USB Capital IX 3.50% 4/15/49	2,770,000	2,292,978
Wachovia
• 0.648% 10/15/16	10,000	9,606
5.625% 10/15/16	20,000	21,737
Wachovia Bank 5.60% 3/15/16	1,655,000	1,793,500
Wells Fargo Bank
• 0.471% 5/16/16	545,000	508,365
4.75% 2/9/15	500,000	535,236
•Wells Fargo Capital XIII 7.70% 12/29/49	1,785,000	1,829,625
		60,289,137
Basic Industry–1.58%
Airgas 2.95% 6/15/16	1,035,000	1,033,757
#Anglo American Capital 144A
2.15% 9/27/13	1,095,000	1,110,026
ArcelorMittal 3.75% 8/5/15	2,490,000	2,548,468
*#Barrick Gold 144A 2.90% 5/30/16	1,650,000	1,650,573
Dow Chemical 5.90% 2/15/15	1,215,000	1,365,952
Freeport-McMoRan Copper & Gold
8.375% 4/1/17	2,415,000	2,641,410
Lubrizol 5.50% 10/1/14	790,000	886,402
Teck Resources
3.15% 1/15/17	2,040,000	2,043,892
9.75% 5/15/14	399,000	483,292
		13,763,772
Brokerage–0.91%
Goldman Sachs Group 3.625% 2/7/16	2,830,000	2,863,731
Jefferies Group 5.875% 6/8/14	820,000	896,888
Lazard Group
6.85% 6/15/17	733,000	809,377
7.125% 5/15/15	949,000	1,068,738
Morgan Stanley
• 0.758% 10/15/15	420,000	397,961
2.875% 1/24/14	1,815,000	1,837,762
		7,874,457
Capital Goods–0.23%
Thermo Fisher Scientific 3.20% 5/1/15	1,910,000	1,987,252
		1,987,252
Communications–2.52%
AT&T 6.70% 11/15/13	190,000	213,182
AT&T Wireless 8.125% 5/1/12	1,344,000	1,425,249

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
*Comcast 5.85% 11/15/15	$3,300,000	$3,746,097
#COX Communications 144A
5.875% 12/1/16	1,550,000	1,753,165
#Crown Castle Towers 144A
3.214% 8/15/15	795,000	808,009
DirecTV Holdings 7.625% 5/15/16	1,405,000	1,533,011
*Qwest 8.375% 5/1/16	1,350,000	1,599,750
Telecom Italia Capital
4.95% 9/30/14	345,000	359,989
5.25% 11/15/13	300,000	315,107
5.25% 10/1/15	15,000	15,609
6.20% 7/18/11	691,000	692,207
Time Warner Cable
7.50% 4/1/14	1,420,000	1,636,949
8.25% 2/14/14	495,000	576,104
Verizon Communications
* 3.00% 4/1/16	2,915,000	2,980,695
5.55% 2/15/16	2,225,000	2,509,088
#Vivendi 144A 5.75% 4/4/13	1,580,000	1,694,068
		21,858,279
Consumer Cyclical–0.35%
Brinker International 5.75% 6/1/14	1,000,000	1,063,248
Wal-Mart Stores 1.50% 10/25/15	1,970,000	1,946,265
		3,009,513
Consumer Non-Cyclical–2.72%
Amgen 4.85% 11/18/14	665,000	743,792
Anheuser-Busch InBev Worldwide
3.625% 4/15/15	220,000	232,959
5.375% 11/15/14	165,000	184,405
AstraZeneca 5.40% 9/15/12	1,035,000	1,095,428
CareFusion 5.125% 8/1/14	2,125,000	2,328,779
Coca-Cola Enterprises 2.125% 9/15/15	1,975,000	1,957,956
Express Scripts 3.125% 5/15/16	2,500,000	2,518,225
Hospira 6.40% 5/15/15	2,020,000	2,297,075
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,113,935
Medtronic 3.00% 3/15/15	950,000	993,201
Quest Diagnostics 3.20% 4/1/16	3,325,000	3,399,537
Teva Pharmaceutical Finance II
3.00% 6/15/15	1,360,000	1,400,748
Teva Pharmaceutical Finance III
1.70% 3/21/14	1,975,000	1,987,265
#Woolworths 144A 2.55% 9/22/15	2,185,000	2,204,838
*Yale University 2.90% 10/15/14	1,105,000	1,165,008
		23,623,151
Electric–0.90%
*Appalachian Power 3.40% 5/24/15	1,445,000	1,495,964
Duke Energy 3.95% 9/15/14	1,615,000	1,718,827
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	2,052,170
PacifiCorp 6.90% 11/15/11	1,100,000	1,125,783
@#Power Receivables Finance 144A
6.29% 1/1/12	12,363	12,382
Public Service Electric & Gas
2.70% 5/1/15	1,400,000	1,431,067
		7,836,193
Energy–1.26%
Noble Holding International
3.05% 3/1/16	5,765,000	5,821,750
Plains All American Pipeline
3.95% 9/15/15	2,460,000	2,582,816
Shell International Finance
3.10% 6/28/15	980,000	1,025,154
Weatherford International
5.15% 3/15/13	16,000	16,912
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,179,467
8.125% 3/1/14	290,000	336,107
		10,962,206
Finance Companies–1.12%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,149,828
#ERAC USA Finance 144A
2.25% 1/10/14	3,120,000	3,153,031
2.75% 7/1/13	585,000	597,104
#FUEL Trust 144A 3.984% 6/15/16	1,200,000	1,191,574
General Electric Capital
• 0.507% 9/15/14	1,390,000	1,367,232
3.50% 6/29/15	1,205,000	1,253,076
		9,711,845
Insurance–1.06%
•Chubb 6.375% 3/29/67	1,190,000	1,237,600
MetLife 6.75% 6/1/16	2,015,000	2,347,860
#Metropolitan Life Global Funding I 144A
3.125% 1/11/16	2,965,000	3,004,956
Prudential Financial 3.875% 1/14/15	30,000	31,339
#ZFS Finance USA Trust IV 144A
5.875% 5/9/32	2,535,000	2,569,413
		9,191,168
Natural Gas–0.65%
Energy Transfer Partners 8.50% 4/15/14	115,000	133,882
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,542,252
9.75% 1/31/14	805,000	961,556
TransCanada PipeLines
3.40% 6/1/15	1,480,000	1,555,007
• 6.35% 5/15/67	415,000	417,690
		5,610,387
Real Estate–0.29%
Health Care REIT 3.625% 3/15/16	2,490,000	2,508,419
		2,508,419

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Technology–0.45%
National Semiconductor 6.60% 6/15/17	$925,000	$1,090,039
#Seagate Technology International 144A
10.00% 5/1/14	1,205,000	1,403,825
•Xerox 1.081% 5/16/14	1,410,000	1,417,994
		3,911,858
Transportation–0.45%
Burlington Northern Santa Fe
7.00% 2/1/14	1,585,000	1,805,412
*CSX 4.25% 6/1/21	10,000	9,973
Ryder System 3.50% 6/1/17	2,095,000	2,115,895
		3,931,280
Total Corporate Bonds
(cost $180,731,670)		186,068,917

MUNICIPAL BONDS–2.64%
California State Department of Water
Resources Power Supply Revenue
5.00% 5/1/13	4,370,000	4,727,160
Los Angeles County, California Tax and
Revenue Anticipants Notes Series B
2.50% 3/30/12	10,000,000	10,158,900
•Puerto Rico Sales Tax Financing Sales
Revenue (First Subordinate) Series A
5.00% 8/1/39	2,000,000	2,008,340
Railsplitter Tobacco Settlement Authority,
Illinois Revenue 5.00% 6/1/15	1,475,000	1,579,342
Regional Transportation Authority, Illinois
Taxable Working Cash (NTS) Series C
2.843% 7/1/12	4,400,000	4,469,168
Total Municipal Bonds
(cost $22,785,492)		22,942,910

NON-AGENCY ASSET-BACKED
SECURITIES–17.78%
•Ally Master Owner Trust
# Series 2010-1 A 144A 1.937% 1/15/15	8,000,000	8,143,264
Series 2011-1 A1 1.057% 1/15/16	1,070,000	1,074,644
•American Express Credit Account
Master Trust
Series 2009-1 A 1.537% 12/15/14	10,000,000	10,110,963
Series 2010-1 B 0.787% 11/16/15	400,000	400,512
•Ameriquest Mortgage Securities Series
2003-11 AF6 5.64% 1/25/34	40,281	40,832
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.227% 11/15/19	2,115,000	2,082,290
Series 2008-A5 A5 1.387% 12/16/13	7,140,000	7,143,217
•#Cabela’s Master Credit Card Trust Series
2011-2A A2 144A 0.803% 6/17/19	8,500,000	8,500,000
Capital One Multi-Asset Execution Trust
• Series 2005-A6 A6 0.328% 7/15/15	3,410,000	3,405,486
• Series 2006-A11 A11 0.277% 6/17/19	4,000,000	3,951,495
Series 2007-A7 A7 5.75% 7/15/20	665,000	772,653
Chase Funding Mortgage Loan Asset-
Backed Certificates Series 2002-3 1A6
4.707% 9/25/13	71,353	71,375
•Chase Issuance Trust Series 2005-A2 A2
0.257% 12/15/14	2,300,000	2,299,062
•#Chesapeake Funding Series 2009-2A A
144A 1.937% 9/15/21	9,907,755	9,961,907
#CIT Equipment Collateral Series 2009-VT1
A3 144A 3.07% 8/15/16	234,763	236,015
•Citibank Credit Card Issuance Trust
Series 2004-C1 C1 0.837% 7/15/13	530,000	529,967
Series 2009-A1 A1 1.937% 3/17/14	810,000	819,580
•#Citibank Omni Master Trust Series 2009-
A8 A8 144A 2.287% 5/16/16	10,000,000	10,120,363
•#CNH Wholesale Master Note Trust 144A
Series 2009-1A A 1.887% 7/15/15	1,500,000	1,518,866
Series 2011-1A A 0.987% 12/15/15	10,000,000	10,042,947
Conseco Financial Series 1997-6 A8
7.07% 1/15/29	441,222	464,265
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	340,000	389,477
• Series 2009-A1 A1 1.487% 12/15/14	4,690,000	4,745,252
• Series 2010-A1 A1 0.837% 9/15/15	4,000,000	4,032,481
•Discover Card Master Trust I
Series 2005-4 A2 0.277% 6/16/15	3,600,000	3,595,192
Series 2006-3 A1 0.217% 3/15/14	5,010,000	5,008,718
•Ford Credit Auto Owner Trust
Series 2008-C A4B 1.937% 4/15/13	1,100,000	1,108,170
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.737% 9/15/14	360,000	364,875
# Series 2010-1 A 144A 1.837% 12/15/14	10,550,000	10,747,031
# Series 2010-3 A2 144A 1.887% 2/15/17	10,000,000	10,388,703
Series 2011-1 A2 0.787% 2/15/16	3,280,000	3,266,995
•GE Capital Credit Card Master Note Trust
Series 2009-1 A 2.287% 4/15/15	9,500,000	9,626,352
Harley-Davidson Motorcycle Trust
Series 2009-4 A3 1.87% 2/17/14	186,845	187,627
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	1,435,000	1,475,330
Series 2010-A A4 2.13% 10/17/16	845,000	864,687
MBNA Credit Card Master Note Trust
Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,708,665
•#Navistar Financial Dealer Note
Master Trust Series
2010-1 A 144A 1.836% 1/26/15	9,500,000	9,559,417
#Navistar Financial Owner Trust Series
2010-B A3 144A 1.08% 3/18/14	975,000	975,817
•New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	11,242	11,074

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
•#Penarth Master Issuer Series 2011-1A A1
144A 0.85% 5/18/15	$3,500,000	$3,500,000
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	23,714
Series 2006-KS3 AI3 0.356% 4/25/36	119,051	107,185
•Residential Funding Mortgage Securities
II Series 2001-HS2 A5 7.42% 4/25/31	4,247	4,228
•∏Structured Asset Securities
Series 2005-4XS 1A2B 4.67% 3/25/35	2,038	2,034
Total Non-Agency Asset-Backed
Securities (cost $153,894,048)		154,382,727

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.08%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	60,965	56,167
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	27,013	26,399
Series 2005-3 2A1 5.50% 4/25/20	78,606	76,270
Series 2005-6 7A1 5.50% 7/25/20	58,305	55,022
Series 2005-9 5A1 5.50% 10/25/20	128,436	121,088
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.747% 5/25/33	279	179
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21	47,621	47,975
•wCountrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1 2.797% 5/25/33	12,293	11,189
Series 2003-46 1A1 3.022% 1/19/34	11,240	9,847
#GSMPS Mortgage Loan Trust 144A
• Series 1998-3 A 7.75% 9/19/27	16,008	16,972
Series 2005-RP1 1A3 8.00% 1/25/35	21,249	21,274
Series 2005-RP1 1A4 8.50% 1/25/35	9,198	8,983
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	22,961	22,333
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 2.575% 12/25/33	8,340	7,936
Series 2005-6 7A1 5.382% 6/25/35	44,719	39,910
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A 8.00% 8/25/34	41,122	41,824
•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	11,481	11,427
•Structured ARM Loan Trust
Series 2006-5 5A4 5.394% 6/25/36	23,474	5,425
wWashington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	58,720	61,128
•Wells Fargo Mortgage Backed Securities
Trust Series 2005-AR16 2A1
2.756% 10/25/35	6,456	5,818
Total Non-Agency Collateralized
Mortgage Obligations (cost $658,456)		647,166

REGIONAL BOND–0.24% Δ
Canada–0.24%
*Province of Ontario 2.30% 5/10/16	2,045,000	2,057,888
Total Regional Bond (cost $2,040,971)		2,057,888

«SENIOR SECURED LOANS–0.45%
AIG
Tranche 1 6.75% 3/17/15	1,081,731	1,086,015
Tranche 2 7.00% 3/17/16	793,269	801,864
Graham Packaging Tranche C
6.75% 4/5/14	1,137,385	1,141,912
Level 3 Financing Tranche B
11.15% 3/13/14	783,000	831,573
Total Senior Secured Loans
(cost $3,917,383)		3,861,364

SOVEREIGN BONDS–0.30% Δ
Norway–0.30%
Eksportfinans
2.375% 5/25/16	1,170,000	1,175,529
3.00% 11/17/14	15,000	15,728
#Kommunalbanken 144A 1.75% 10/5/15	1,445,000	1,442,515
Total Sovereign Bonds
(cost $2,628,651)		2,633,772

U.S. TREASURY OBLIGATIONS–15.60%
U.S. Treasury Notes
0.625% 4/30/13	1,750,000	1,756,556
* 0.75% 6/15/14	105,335,000	105,228,085
1.00% 7/31/11	2,515,870	2,518,230
3.125% 5/15/21	26,000,000	25,930,996
Total U.S. Treasury Obligations
(cost $136,115,750)		135,433,867

	Number of
	Shares
PREFERRED STOCK–0.34%
•PNC Financial Services Group 8.25%	2,765,000	2,952,298
Total Preferred Stock
(cost $2,587,573)		2,952,298

	Principal
	Amount
	(U.S. $)
≠SHORT-TERM INVESTMENTS–24.59%
Discount Notes–7.79%
Fannie Mae 0.002% 7/25/11	$367,687	367,685
Federal Farm Credit Bank
0.001% 7/25/11	1,981,148	1,981,135
Federal Home Loan Bank
0.001% 7/1/11	14,956,324	14,956,324
0.001% 7/11/11	20,894,125	20,894,062
0.001% 7/13/11	18,660,937	18,660,882

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
≠SHORT-TERM INVESTMENTS (continued)
Discount Notes (continued)
Federal Home Loan Bank (continued)
0.001% 7/22/11	$3,574,643	$3,574,621
0.005% 7/5/11	7,238,861	7,238,853
		67,673,562
U.S. Treasury Obligations–16.80%
U.S. Treasury Bills
0.00% 7/14/11	125,000,000	124,999,750
0.00% 7/21/11	20,832,338	20,832,213
		145,831,963
Total Short-Term Investments
(cost $213,506,140)		213,505,525

Total Value of Securities Before
Securities Lending Collateral–108.32%
(cost $931,506,685)		940,360,302

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–10.84%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	50,895	49,419
Delaware Investments
Collateral Fund No. 1	94,106,042	94,106,042
@†Mellon GSL Reinvestment Trust II	66,475	0
Total Securities Lending Collateral
(cost $94,223,412)		94,155,461

TOTAL VALUE OF SECURITIES–119.16% (COST $1,025,730,097)		1,034,515,763 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(10.85%)		(94,223,412)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.31%)z		(72,176,385)
NET ASSETS APPLICABLE TO 86,602,061 SHARES OUTSTANDING–100.00%		$868,115,966
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($41,824,971 / 4,146,151 SHARES)		$10.09
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($826,290,995 / 82,455,910 SHARES)		$10.02
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)		$853,222,200
Undistributed net investment income		543,198
Accumulated net realized gain on investments		5,305,097
Unrealized appreciation of investments and foreign currencies		9,045,471
Total net assets		$868,115,966

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)
____________________

w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
«
Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

Δ	Securities have been classified by country of origin.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $127,474,416, which represented 14.68% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $109,468,685 of securities loaned.
∏
Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2011, the aggregate amount of restricted securities was $2,034 or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $12,382, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
ϕ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.
z	Of this amount, $92,418,931 represents payable for securities purchased as of June 30, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
NTS – Notes
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

The following swap contracts were outstanding at June 30, 20111:

Swap Contracts
CDS Contracts

			Annual		Unrealized
	Swap &	Notional	Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX. NA.HY.16	$2,925,000	5.00%	6/20/16	$16,959
BCLY	CDX. NA.HY.16	1,312,500	5.00%	6/20/16	3,721
	ITRAXX Europe Subordinate
BCLY	Financials 15.1 5 yr CDS	17,395,000	1.00%	6/20/16	217,363
CITI	Sara Lee 5 yr CDS	660,000	1.00%	3/20/16	(38,614)
GSC	CDX. NA.HY.16	1,406,250	5.00%	6/20/16	5,645
JPMC	CDX. NA.HY.16	431,250	5.00%	6/20/16	1,223
	ITRAXX Europe Subordinate
JPMC	Financials 15.1 5 yr CDS	2,575,000	1.00%	6/20/16	32,177
JPMC	Viacom 5 yr CDS	2,255,000	1.00%	9/20/15	(39,478)
MSC	CDX. NA.HY.16	1,362,500	5.00%	6/20/16	3,863
		$30,322,500			$202,859

	Protection Sold / Moody’s Rating:
JPMC	Comcast 5 yr CDS / Baa	$2,255,000	1.00%	9/20/15	$48,278
JPMC	MetLife 5 yr CDS / A	395,000	1.00%	12/20/14	15,368
JPMC	Tyson Foods CDS / Ba	1,100,000	1.00%	3/20/16	12,122
		$3,750,000			$75,768
Total					$278,627

The use of CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-11

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$6,587,563
Dividends	115,269
Securities lending income	94,521
6,797,353

EXPENSES:
Management fees	1,906,009
Distribution expenses – Service Class	1,104,768
Accounting and administration expenses	152,593
Dividend disbursing and transfer agent fees and expenses	40,567
Reports and statements to shareholders	37,410
Legal fees	26,490
Trustees’ fees	19,659
Audit and tax	16,165
Pricing fees	10,138
Custodian fees	9,948
Insurance fees	6,605
Registration fees	5,091
Consulting fees	4,237
Dues and services	2,119
Trustees’ expenses	1,565
3,343,364
Less waiver of distribution expenses – Service Class	(183,357)
Less expense paid indirectly	(1)
Total operating expenses	3,160,006

NET INVESTMENT INCOME	3,637,347

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	9,376,573
Futures contracts	2,017,441
Foreign currencies	(8,497)
Foreign currency exchange contracts	794
Swap contracts	(2,383,885)
Net realized gain	9,002,426
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	2,869,315

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	11,871,741

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$15,509,088

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,637,347	$9,427,194
Net realized gain on investments and
foreign currencies	9,002,426	15,067,499
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	2,869,315	(3,450,576)
Net increase in net assets
resulting from operations	15,509,088	21,044,117

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(453,106)	(829,083)
Service Class	(7,512,571)	(10,743,944)
Net realized gain on investments:
Standard Class	(619,137)	(202,007)
Service Class	(11,744,538)	(2,831,235)
	(20,329,352)	(14,606,269)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,963,089	18,015,936
Service Class	206,859,811	406,716,924
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,072,243	1,034,007
Service Class	19,257,109	13,520,613
	237,152,252	439,287,480
Cost of shares repurchased:
Standard Class	(8,324,379)	(10,664,463)
Service Class	(70,901,256)	(121,993,721)
	(79,225,635)	(132,658,184)
Increase in net assets derived from capital
share transactions	157,926,617	306,629,296

NET INCREASE IN NET ASSETS	153,106,353	313,067,144

NET ASSETS:
Beginning of period	715,009,613	401,942,469
End of period (including undistributed
net investment income of $543,198
and $693,384, respectively)	$868,115,966	$715,009,613

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$10.150	$10.010	$9.190	$9.670	$9.710	$9.710

Income (loss) from investment operations:
Net investment income2	0.059	0.193	0.358	0.418	0.324	0.396
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.153	0.248	0.809	(0.451)	0.099	0.038
Total from investment operations	0.212	0.441	1.167	(0.033)	0.423	0.434

Less dividends and distributions from:
Net investment income	(0.115)	(0.240)	(0.347)	(0.447)	(0.463)	(0.434)
Net realized gain on investments	(0.157)	(0.061)	–	–	–	–
Total dividends and distributions	(0.272)	(0.301)	(0.347)	(0.447)	(0.463)	(0.434)

Net asset value, end of period	$10.090	$10.150	$10.010	$9.190	$9.670	$9.710

Total return3	2.13%	4.45%	12.77%	(0.28% )	4.46%	4.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,825	$39,362	$30,513	$25,357	$20,880	$22,626
Ratio of expenses to average net assets	0.58%	0.60%	0.62%	0.63%	0.68%	0.71%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.58%	0.60%	0.62%	0.67%	0.68%	0.71%
Ratio of net investment income to average net assets	1.17%	1.90%	3.69%	4.46%	3.36%	4.10%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.17%	1.90%	3.69%	4.42%	3.36%	4.10%
Portfolio turnover	269%	443%	358%	339%	170%	318%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$10.090	$9.940	$9.130	$9.610	$9.650	$9.650

Income (loss) from investment operations:
Net investment income2	0.046	0.167	0.334	0.395	0.300	0.372
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.143	0.257	0.798	(0.452)	0.099	0.037
Total from investment operations	0.189	0.424	1.132	(0.057)	0.399	0.409

Less dividends and distributions from:
Net investment income	(0.102)	(0.213)	(0.322)	(0.423)	(0.439)	(0.409)
Net realized gain on investments	(0.157)	(0.061)	–	–	–	–
Total dividends and distributions	(0.259)	(0.274)	(0.322)	(0.423)	(0.439)	(0.409)

Net asset value, end of period	$10.020	$10.090	$9.940	$9.130	$9.610	$9.650

Total return3	1.91%	4.31%	12.57%	(0.64% )	4.23%	4.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$826,291	$675,648	$371,429	$84,412	$19,262	$11,706
Ratio of expenses to average net assets	0.83%	0.85%	0.87%	0.88%	0.93%	0.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.88%	0.90%	0.92%	0.97%	0.98%	1.01%
Ratio of net investment income to average net assets	0.92%	1.65%	3.44%	4.21%	3.11%	3.85%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.87%	1.60%	3.39%	4.12%	3.06%	3.78%
Portfolio turnover	269%	443%	358%	339%	170%	318%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls—The Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Series to buy a security. The Series accounts for mortgage-dollar-roll transactions as purchases and sales. These transactions may increase the Series’ portfolio turnover rate.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $19,203 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$345,784	$8,785	$167,977	$35,350
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $11,844 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$918,107,253
Purchases of U.S. government securities	959,836,925
Sales other than U.S. government securities	860,182,492
Sales of U.S. government securities	909,903,341

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,027,161,317	$9,221,882	$(1,867,436)	$7,354,446

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	—	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	—	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3	—	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$354,724,430	$12,000,000	$366,724,430
Corporate Debt	–	194,109,612	–	194,109,612
Foreign Debt	–	4,691,660	–	4,691,660
Municipal Bonds	–	22,942,910	–	22,942,910
Other	–	2,952,298	–	2,952,298
Securities Lending Collateral	–	94,155,461	–	94,155,461
Short-Term Investments	–	213,505,525	–	213,505,525
U.S. Treasury Obligations	–	135,433,867	–	135,433,867
Total	$–	$1,022,515,763	$12,000,000	$1,034,515,763

Swap Contracts	$–	$278,627	$–	$278,627

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending	Total
	Securities	Collateral	Series
Balance as of 12/31/10	$125,508	$–	$125,508
Purchases	12,000,000	–	12,000,000
Sales	(125,386)	–	(125,386)
Net realized gain	386	–	386
Net change in unrealized
appreciation/depreciation	(508)	–	(508)
Balance as of 6/30/11	$12,000,000	$–	$12,000,000

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/11	$–	$–	$–

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$15,998,128	$14,606,269
Long-term capital gain	4,331,224	–
	$20,329,352	$14,606,269
____________________

*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$853,222,200
Undistributed ordinary income	2,947,271
Undistributed long-term capital gains	2,628,059
Unrealized appreciation of investments
and swap contracts	9,318,436
Net assets	$868,115,966

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, mark-to market of futures contracts, and market discount and premium on debt instruments.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of foreign currency gain (loss), market discount and premium on debt instruments and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$4,178,144	$(4,178,144)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	985,290	1,778,146
Service Class	20,581,586	40,403,796

Shares issued upon reinvestment of dividends and distributions:
Standard Class	107,656	102,190
Service Class	1,942,713	1,345,041
	23,617,245	43,629,173
Shares repurchased:
Standard Class	(823,843)	(1,051,727)
Service Class	(7,055,860)	(12,112,783)
	(7,879,703)	(13,164,510)
Net increase	15,737,542	30,464,663

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2011.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2011, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of credit default swaps was $278,627. The Series has posted $70,000 as collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have received $26,572,500 less the value of the contracts’ related reference obligations. The Series received $1,986,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2011, the notional value of the protection sold was $3,750,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2011, the net unrealized appreciation of the protection sold was $75,768.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended June 30, 2011.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $109,468,685, for which the Series received collateral, comprised of non-cash collateral valued at $17,665,224 and cash collateral of $94,223,412. At June 30, 2011, the value of invested collateral was $94,155,461. Investments purchased with cash collateral are presented on the Statement of Net Asset under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Limited-Term Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPLTD [6/11] DG3 16842 (8/11) (7683)	Limited-Term Diversified Income Series-23

Delaware VIP® Trust
Delaware VIP REIT Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class	$1,000.00	$1,112.80	0.86%	$4.51
Service Class	1,000.00	1,110.40	1.11%	5.81
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.53	0.86%	$4.31
Service Class	1,000.00	1,019.29	1.11%	5.56

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	97.39%
Diversified REITs	8.31%
Healthcare REITs	11.08%
Hotel REITs	4.17%
Industrial REITs	5.94%
Mall REITs	15.89%
Manufactured Housing REIT	0.71%
Multifamily REITs	17.61%
Office REITs	11.08%
Office/Industrial REITs	6.10%
Real Estate Operating Companies	1.48%
Self-Storage REITs	5.64%
Shopping Center REITs	7.87%
Single Tenant REIT	0.42%
Specialty REITs	1.09%
Short-Term Investments	3.69%
Securities Lending Collateral	24.46%
Total Value of Securities	125.54%
Obligation to Return Securities Lending Collateral	(24.81%)
Other Liabilities Net of Receivables and Other Assets	(0.73%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	10.43%
Equity Residential	5.61%
ProLogis	5.44%
Vornado Realty Trust	5.41%
Boston Properties	5.01%
Public Storage	4.77%
Host Hotels & Resorts	3.39%
HCP	3.28%
Macerich	3.23%
SL Green Realty	3.21%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–97.39%
Diversified REITs–8.31%
*Colonial Properties Trust	203,825	$4,158,030
Lexington Realty Trust	318,320	2,906,262
Vornado Realty Trust	221,293	20,620,081
*Washington Real Estate Investment Trust	122,975	3,999,147
		31,683,520
Healthcare REITs–11.08%
*Cogdell Spencer	104,660	626,913
*HCP	340,235	12,483,222
*Health Care REIT	214,100	11,225,263
Nationwide Health Properties	107,665	4,458,408
*Omega Healthcare Investors	129,525	2,721,320
*Ventas	202,860	10,692,751
		42,207,877
Hotel REITs–4.17%
*Ashford Hospitality Trust	86,102	1,071,970
*Host Hotels & Resorts	761,949	12,915,035
*LaSalle Hotel Properties	72,825	1,918,211
		15,905,216
Industrial REITs–5.94%
*DCT Industrial Trust	364,195	1,904,740
ProLogis	577,922	20,712,724
		22,617,464
Mall REITs–15.89%
General Growth Properties	509,245	8,499,299
*Macerich	230,120	12,311,420
*Simon Property Group	341,853	39,733,575
		60,544,294
Manufactured Housing REIT–0.71%
*Equity Lifestyle Properties	43,139	2,693,599
		2,693,599
Multifamily REITs–17.61%
*AvalonBay Communities	77,265	9,920,826
*BRE Properties	140,125	6,989,435
*Camden Property Trust	106,360	6,766,623
Education Realty Trust	222,625	1,907,896
*Equity Residential	356,525	21,391,501
*Essex Property Trust	64,441	8,718,223
*Home Properties	106,270	6,469,718
UDR	201,604	4,949,378
		67,113,600
Office REITs–11.08%
*Alexandria Real Estate Equities	46,325	3,586,482
*Boston Properties	179,865	19,094,468
*Brandywine Realty Trust	77,511	898,352
*Kilroy Realty	162,175	6,404,291
SL Green Realty	147,633	12,234,347
		42,217,940
Office/Industrial REITs–6.10%
*Digital Realty Trust	98,515	6,086,257
*Duke Realty	221,060	3,097,051
*DuPont Fabros Technology	214,091	5,395,093
*Liberty Property Trust	165,835	5,402,904
PS Business Parks	59,390	3,272,389
		23,253,694
Real Estate Operating Companies–1.48%
*Marriott International Class A	77,725	2,758,460
*Starwood Hotels & Resorts Worldwide	51,700	2,897,268
		5,655,728
Self-Storage REITs–5.64%
*Extra Space Storage	156,000	3,327,480
*Public Storage	159,357	18,168,292
		21,495,772
Shopping Center REITs–7.87%
*Acadia Realty Trust	152,325	3,096,767
Developers Diversified Realty	185,475	2,615,198
*Federal Realty Investment Trust	71,764	6,112,858
*Kimco Realty	486,674	9,071,603
*Regency Centers	77,889	3,424,779
*Tanger Factory Outlet Centers	49,725	1,331,138
*Weingarten Realty Investors	172,375	4,336,955
		29,989,298
Single Tenant REIT–0.42%
*National Retail Properties	64,455	1,579,792
		1,579,792
Specialty REITs–1.09%
*Entertainment Properties Trust	55,929	2,611,884
*Rayonier	23,686	1,547,880
		4,159,764
Total Common Stock
(cost $322,257,217)		371,117,558

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–3.69%
Discount Notes–2.71%
Fannie Mae 0.002% 7/25/11	$15,354	15,354
Federal Farm Credit Bank 0.001% 7/25/11	541,717	541,713
Federal Home Loan Bank
0.001% 7/1/11	2,782,004	2,782,003
0.001% 7/1/11	1,044,914	1,044,914
0.001% 7/11/11	1,226,462	1,226,458
0.001% 7/13/11	1,256,791	1,256,787
0.001% 7/22/11	267,527	267,526
0.005% 7/5/11	505,738	505,738
0.006% 8/3/11	2,680,087	2,680,063
		10,320,556

REIT Series-3

Delaware VIP® REIT Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
≠SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations–0.98%
U.S. Treasury Bill
0.00% 7/14/11	$2,071,925	$2,071,920
0.00% 7/21/11	1,222,835	1,222,828
1.00% 7/31/11	445,065	445,483
		3,740,231
Total Short-Term Investments
(cost $14,060,775)		14,060,787

Total Value of Securities
Before Securities Lending
Collateral–101.08%
(cost $336,317,992)		385,178,345

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–24.46%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	503,091	488,502
Delaware Investments Collateral Fund No.1	92,733,434	92,733,434
†@ Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral
(cost $94,555,503)		93,221,936

TOTAL VALUE OF SECURITIES–125.54% (cost $430,873,495)	478,400,281 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(24.81%)	(94,555,503)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.73%)	(2,782,838)
NET ASSETS APPLICABLE TO 36,287,501 SHARES OUTSTANDING–100.00%	$381,061,940
NET ASSET VALUE–DELAWARE VIP REIT SERIES
STANDARD CLASS ($202,102,882 / 19,248,948 Shares)	$10.50
NET ASSET VALUE–DELAWARE VIP REIT SERIES
SERVICE CLASS ($178,959,058 / 17,038,553 Shares)	$10.50
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$476,949,706
Undistributed net investment income	3,905,531
Accumulated net realized loss on investments	(147,320,083)
Net unrealized appreciation of investments	47,526,786
Total net assets	$381,061,940
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $91,585,344 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,283,239
Securities lending income	81,106
Interest	2,002
5,366,347

EXPENSES:
Management fees	1,354,533
Distribution expenses – Service Class	252,084
Accounting and administration expenses	70,991
Reports and statements to shareholders	48,657
Dividend disbursing and transfer agent fees and expenses	24,826
Audit and tax	13,240
Legal fees	11,917
Trustees’ fees	9,390
Custodian fees	3,994
Insurance fees	3,606
Consulting fees	2,123
Dues and services	1,615
Trustees’ expenses	762
Registration fees	301
Pricing fees	185
1,798,224
Less waiver of distribution expenses – Service Class	(42,014)
Less expense paid indirectly	(1)
Total operating expenses	1,756,209

NET INVESTMENT INCOME	3,610,138

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	24,951,135
Net change in unrealized appreciation/depreciation
of investments	9,429,705

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	34,380,840

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$37,990,978

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,610,138	$6,408,328
Net realized gain on investments	24,951,135	71,432,109
Net change in unrealized appreciation/
depreciation of investments	9,429,705	(5,800,207)
Net increase in net assets resulting
from operations	37,990,978	72,040,230

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,998,659)	(4,671,915)
Service Class	(2,261,961)	(3,541,915)
	(5,260,620)	(8,213,830)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,378,379	33,655,691
Service Class	25,528,500	35,896,673
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,998,659	4,671,915
Service Class	2,261,961	3,541,915
	48,167,499	77,766,194
Cost of shares repurchased:
Standard Class	(23,035,329)	(34,901,823)
Service Class	(20,643,096)	(36,496,475)
	(43,678,425)	(71,398,298)
Increase in net assets derived
from capital share transactions	4,489,074	6,367,896

NET INCREASE IN NET ASSETS	37,219,432	70,194,296

NET ASSETS:
Beginning of period	343,842,508	273,648,212
End of period (including undistributed
net investment income of $3,905,531
and $5,556,013, respectively)	$381,061,940	$343,842,508

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$9.580	$7.750	$6.640	$15.830	$22.860	$18.770

Income (loss) from investment operations:
Net investment income2	0.107	0.189	0.189	0.244	0.253	0.378
Net realized and unrealized gain (loss) on investments	0.971	1.880	1.211	(3.678)	(2.541)	5.424
Total from investment operations	1.078	2.069	1.400	(3.434)	(2.288)	5.802

Less dividends and distributions from:
Net investment income	(0.158)	(0.239)	(0.290)	(0.348)	(0.297)	(0.395)
Net realized gain on investments	–	–	–	(5.408)	(4.445)	(1.317)
Total dividends and distributions	(0.158)	(0.239)	(0.290)	(5.756)	(4.742)	(1.712)

Net asset value, end of period	$10.500	$9.580	$7.750	$6.640	$15.830	$22.860

Total return3	11.28%	26.98%	23.31%	(35.06% )	(13.94% )	32.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$202,103	$187,293	$148,975	$136,561	$250,072	$672,738
Ratio of expenses to average net assets	0.86%	0.87%	0.89%	0.87%	0.83%	0.84%
Ratio of net investment income to average net assets	2.12%	2.19%	3.13%	2.37%	1.30%	1.87%
Portfolio turnover	58%	181%	183%	106%	72%	100%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$9.580	$7.760	$6.620	$15.790	$22.820	$18.740

Income (loss) from investment operations:
Net investment income2	0.094	0.167	0.174	0.218	0.205	0.327
Net realized and unrealized gain (loss) on investments	0.962	1.877	1.230	(3.680)	(2.544)	5.420
Total from investment operations	1.056	2.044	1.404	(3.462)	(2.339)	5.747

Less dividends and distributions from:
Net investment income	(0.136)	(0.224)	(0.264)	(0.300)	(0.246)	(0.350)
Net realized gain on investments	–	–	–	(5.408)	(4.445)	(1.317)
Total dividends and distributions	(0.136)	(0.224)	(0.264)	(5.708)	(4.691)	(1.667)

Net asset value, end of period	$10.500	$9.580	$7.760	$6.620	$15.790	$22.820

Total return3	11.04%	26.61%	23.24%	(35.28% )	(14.18% )	32.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$178,959	$156,550	$124,673	$126,072	$237,362	$314,551
Ratio of expenses to average net assets	1.11%	1.12%	1.14%	1.12%	1.08%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.16%	1.17%	1.19%	1.17%	1.13%	1.14%
Ratio of net investment income to average net assets	1.87%	1.94%	2.88%	2.12%	1.05%	1.62%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.82%	1.89%	2.83%	2.07%	1.00%	1.57%
Portfolio turnover	58%	181%	183%	106%	72%	100%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2011.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

REIT Series-8

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $8,934 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$230,152	$3,817	$36,283	$4,166
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $6,286 for internal legal and tax services provided by DMC and/ or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$208,715,240
Sales	208,864,571

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$461,330,436	$50,142,212	$(33,072,367)	$17,069,845

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the

REIT Series-9

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total
Common Stock	$371,117,558	$–	$371,117,558
Securities Lending Collateral	–	93,221,936	93,221,936
Short-Term Investments	–	14,060,787	14,060,787
Total	$371,117,558	$107,282,723	$478,400,281

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$5,260,620	$8,213,830

*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$476,949,706
Undistributed ordinary income	3,581,435
Realized gains 1/1/11–6/30/11	12,946,280
Capital loss carryforwards as of 12/31/10	(129,485,326)
Unrealized appreciation of investments	17,069,845
Net assets	$381,061,940

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $37,781,660 expires in 2016 and $91,703,666 expires in 2017.

For the six months ended June 30, 2011, the Series had capital gains of $12,946,280, which may reduce the capital loss carryforwards.

REIT Series-10

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	1,699,613	3,877,080
Service Class	2,514,634	4,122,194

Shares issued upon reinvestment of dividends and distributions:
Standard Class	289,726	533,324
Service Class	218,336	403,867
	4,722,309	8,936,465

Shares repurchased:
Standard Class	(2,282,188)	(4,082,769)
Service Class	(2,036,969)	(4,256,982)
	(4,319,157)	(8,339,751)
Net increase	403,152	596,714

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $91,585,344, for which the Series received collateral, comprised of non-cash collateral valued at $3,772 and cash collateral of $94,555,503. At June 30, 2011, the value of invested collateral was $93,221,936. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

REIT Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPREIT [6/11] DG3 16843 (8/11) (7683)	REIT Series-13

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	6

> Statements of changes in net assets	6

> Financial highlights	7

> Notes to financial statements	9

> Other Series information	14

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class	$1,000.00	$1,053.30	0.82%	$4.17
Service Class	1,000.00	1,052.00	1.07%	5.44
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.73	0.82%	$4.11
Service Class	1,000.00	1,019.49	1.07%	5.36

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.17%
Basic Industry	11.73%
Business Services	1.80%
Capital Spending	9.04%
Consumer Cyclical	2.41%
Consumer Services	15.32%
Consumer Staples	0.90%
Energy	6.41%
Financial Services	19.76%
Healthcare	7.47%
Real Estate	3.57%
Technology	13.38%
Transportation	3.51%
Utilities	2.87%
Short-Term Investments	2.04%
Securities Lending Collateral	8.03%
Total Value of Securities	108.24%
Obligation to Return Securities Lending Collateral	(8.16%)
Other Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Whiting Petroleum	3.11%
Albemarle	3.07%
Gardner Denver	2.61%
Cytec Industries	2.30%
FMC	2.05%
El Paso Electric	1.97%
East West Bancorp	1.89%
Cooper	1.78%
Alexander & Baldwin	1.70%
Infinity Property & Casualty	1.70%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.17%
Basic Industry–11.73%
Albemarle	400,900	$27,742,280
Cytec Industries	363,800	20,805,722
*†Ferro	743,300	9,989,952
FMC	215,000	18,494,300
*Glatfelter	292,900	4,504,802
*Kaiser Aluminum	140,500	7,674,110
†Thompson Creek Metals	605,900	6,046,882
Valspar	298,600	10,767,516
		106,025,564
Business Services–1.80%
Brink’s	218,200	6,508,906
United Stationers	226,600	8,028,438
*Viad	76,400	1,702,956
		16,240,300
Capital Spending–9.04%
Actuant Class A	462,700	12,414,241
*†Altra Holdings	361,900	8,681,981
Chicago Bridge & Iron	341,000	13,264,900
*Gardner Denver	280,500	23,576,024
Regal Beloit	188,100	12,559,437
†United Rentals	283,579	7,202,907
Wabtec	61,241	4,024,759
		81,724,249
Consumer Cyclical–2.41%
*Autoliv	100,000	7,845,000
*Knoll	309,900	6,219,693
MDC Holdings	314,000	7,736,960
		21,801,653
Consumer Services–15.32%
*†Big Lots	279,300	9,258,795
Brinker International	265,000	6,481,900
Cato Class A	318,400	9,169,920
CEC Entertainment	183,500	7,360,185
†Cheesecake Factory	233,300	7,318,621
*†Children’s Place Retail Stores	138,000	6,139,620
†Collective Brands	355,200	5,217,888
Finish Line Class A	390,600	8,358,840
†Genesco	204,600	10,659,660
†Jack in the Box	328,000	7,471,840
Men’s Wearhouse	275,600	9,287,720
*Meredith	206,800	6,437,684
*Movado Group	131,709	2,253,541
PETsMART	272,300	12,354,250
*Rent-A-Center	196,400	6,001,984
*Stage Stores	426,325	7,162,260
*†Warnaco Group	153,400	8,015,150
*Wolverine World Wide	227,050	9,479,338
		138,429,196
Consumer Staples–0.90%
*Ruddick	186,400	8,115,856
		8,115,856
Energy–6.41%
†Forest Oil	564,000	15,064,440
*Southwest Gas	381,100	14,714,271
†Whiting Petroleum	494,400	28,136,304
		57,915,015
Financial Services–19.76%
Bank of Hawaii	281,100	13,076,772
Berkley (W.R.)	232,443	7,540,451
Boston Private Financial Holdings	666,200	4,383,596
Community Bank System	371,500	9,209,485
CVB Financial	296,500	2,742,625
East West Bancorp	846,536	17,108,492
First Financial Bancorp	439,400	7,333,586
First Midwest Bancorp	369,100	4,536,239
Hancock Holding	347,000	10,750,060
@Harleysville Group	350,100	10,912,617
@Independent Bank	364,800	9,576,000
@Infinity Property & Casualty	280,500	15,332,130
@NBT Bancorp	552,600	12,229,038
Platinum Underwriters Holdings	457,700	15,213,948
S&T Bancorp	188,900	3,511,651
@Selective Insurance Group	765,100	12,448,177
*StanCorp Financial Group	119,600	5,045,924
Sterling Bancshares	592,100	4,831,536
Univest Corporation of Pennsylvania	65,800	1,028,454
Validus Holdings	237,921	7,363,655
@Wesbanco	221,400	4,352,724
		178,527,160
Healthcare–7.47%
Cooper	202,500	16,046,100
Hill-Rom Holdings	205,000	9,438,200
*Owens & Minor	226,650	7,817,159
*Service Corp. International	1,225,800	14,317,344
*Teleflex	118,800	7,253,928
*Universal Health Services Class B	244,600	12,604,238
		67,476,969
Real Estate–3.57%
*Brandywine Realty Trust	538,933	6,246,233
Education Realty Trust	408,700	3,502,559
*Government Properties Income Trust	197,500	5,336,450
Highwoods Properties	233,500	7,735,855
Washington Real Estate
Investment Trust	289,700	9,421,044
		32,242,141
Technology–13.38%
*Black Box	179,802	5,622,409
†Brocade Communications Systems	1,117,900	7,221,634
*†Checkpoint Systems	428,000	7,652,640
†Cirrus Logic	510,100	8,110,590
†Compuware	1,076,100	10,502,736
†Electronics for Imaging	330,000	5,682,600
*†ON Semiconductor	762,500	7,983,375
*†Parametric Technology	647,700	14,851,761
†Premiere Global Services	821,550	6,555,969

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
*QAD
† Class A	143,400	$1,465,548
Class B	35,850	333,405
*†RF Micro Devices	908,100	5,557,572
†Synopsys	582,700	14,981,217
†Tech Data	206,100	10,076,229
†Vishay Intertechnology	867,300	13,044,192
*†Vishay Precision Group	74,300	1,254,184
		120,896,061
Transportation–3.51%
Alexander & Baldwin	318,700	15,348,592
†Kirby	215,500	12,212,385
@*†Saia	247,800	4,200,210
		31,761,187
Utilities–2.87%
*Black Hills	162,600	4,892,634
*El Paso Electric	551,700	17,819,910
*Otter Tail	152,700	3,221,970
		25,934,514
Total Common Stock
(cost $651,940,111)		887,089,865

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–2.04%
Discount Notes–1.51%
Fannie Mae 0.002% 7/25/11	$82,289	82,288
Federal Farm Credit Bank
0.001% 7/25/11	1,442,085	1,442,075
Federal Home Loan Bank
0.001% 7/1/11	2,247,002	2,247,002
0.001% 7/1/11	1,025,435	1,025,435
0.001% 7/11/11	3,103,600	3,103,591
0.001% 7/13/11	3,207,385	3,207,375
0.001% 7/22/11	466,019	466,017
0.005% 7/5/11	1,087,549	1,087,548
0.006% 8/3/11	987,869	987,860
		13,649,191
U.S. Treasury Obligations–0.53%
United States Treasury Bills
0.00% 7/14/11	763,703	763,701
0.00% 7/21/11	3,094,423	3,094,404
1.00% 7/31/11	898,026	898,868
		4,756,973
Total Short-Term Investments
(cost $18,406,126)		18,406,164

Total Value of Securities
Before Securities
Lending Collateral–100.21%
(cost $670,346,237)		905,496,029

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–8.03%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	1,191,025	1,156,485
Delaware Investments
Collateral Fund No. 1	71,404,437	71,404,437
@† Mellon GSL Reinvestment Trust II	1,097,377	0
Total Securities Lending Collateral
(cost $73,692,839)		72,560,922

Small Cap Value Series-4

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–108.24% (cost $744,039,076)	$978,056,951 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(8.16%)	(73,692,839)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(740,630)
NET ASSETS APPLICABLE TO 26,991,976 SHARES OUTSTANDING–100.00%	$903,623,482
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($280,177,648 / 8,360,311 Shares)	$33.51
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($623,445,834 / 18,631,665 Shares)	$33.46
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$623,164,077
Undistributed net investment income	1,552,045
Accumulated net realized gain on investments	44,889,485
Net unrealized appreciation of investments	234,017,875
Total net assets	$903,623,482

____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $69,050,896 which represented 7.64% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $73,042,520 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,363,111
Securities lending income	35,352
Interest	3,917
Foreign tax withheld	(218)
5,402,162
EXPENSES:
Management fees	3,306,494
Distribution expenses – Service Class	920,155
Accounting and administration expenses	178,717
Reports and statements to shareholders	87,885
Dividend disbursing and transfer agent fees and expenses	53,963
Legal fees	34,461
Audit and tax	26,077
Trustees’ fees	23,788
Insurance fees	9,657
Custodian fees	5,709
Consulting fees	5,658
Dues and services	3,070
Trustees’ expenses	1,824
Pricing fees	325
Registration fees	249
4,658,032
Less waiver of distribution expenses – Service Class	(153,359)
Less expense paid indirectly	(1)
Total operating expenses	4,504,672

NET INVESTMENT INCOME	897,490

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	51,785,446
Net change in unrealized appreciation/depreciation
of investments	(5,227,823)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	46,557,623

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$47,455,113

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$897,490	$3,197,785
Net realized gain on investments	51,785,446	74,989,017
Net change in unrealized appreciation/
depreciation of investments	(5,227,823)	149,600,052
Net increase in net assets
resulting from operations	47,455,113	227,786,854

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,398,884)	(1,955,999)
Service Class	(1,698,312)	(2,370,846)
	(3,097,196)	(4,326,845)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,886,704	53,329,974
Service Class	55,998,432	77,008,973
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,398,884	1,591,355
Service Class	1,698,312	2,370,846
	80,982,332	134,301,148
Cost of shares repurchased:
Standard Class	(75,359,538)	(99,228,967)
Service Class	(57,173,693)	(96,746,297)
	(132,533,231)	(195,975,264)
Decrease in net assets derived from
capital share transactions	(51,550,899)	(61,674,116)

NET INCREASE (DECREASE)
IN NET ASSETS	(7,192,982)	161,785,893

NET ASSETS:
Beginning of period	910,816,464	749,030,571
End of period (including undistributed
net investment income of $1,552,045
and $3,751,751, respectively)	$903,623,482	$910,816,464

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$31.960	$24.310	$18.630	$28.650	$33.420	$30.830

Income (loss) from investment operations:
Net investment income2	0.060	0.149	0.160	0.190	0.194	0.146
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.648	7.673	5.712	(8.248)	(2.127)	4.703
Total from investment operations	1.708	7.822	5.872	(8.058)	(1.933)	4.849

Less dividends and distributions from:
Net investment income	(0.158)	(0.172)	(0.192)	(0.201)	(0.168)	(0.082)
Net realized gain on investments	–	–	–	(1.761)	(2.669)	(2.177)
Total dividends and distributions	(0.158)	(0.172)	(0.192)	(1.962)	(2.837)	(2.259)

Net asset value, end of period	$33.510	$31.960	$24.310	$18.630	$28.650	$33.420

Total return3	5.33%	32.27%	31.83%	(29.88% )	(6.62% )	16.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$280,177	$316,960	$279,723	$241,427	$353,412	$502,801
Ratio of expenses to average net assets	0.82%	0.83%	0.85%	0.85%	0.81%	0.84%
Ratio of net investment income to average net assets	0.37%	0.56%	0.82%	0.78%	0.61%	0.46%
Portfolio turnover	8%	10%	19%	29%	27%	36%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$31.890	$24.280	$18.590	$28.570	$33.330	$30.760

Income (loss) from investment operations:
Net investment income2	0.019	0.082	0.111	0.129	0.115	0.066
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.642	7.651	5.709	(8.226)	(2.117)	4.689
Total from investment operations	1.661	7.733	5.820	(8.097)	(2.002)	4.755

Less dividends and distributions from:
Net investment income	(0.091)	(0.123)	(0.130)	(0.122)	(0.089)	(0.008)
Net realized gain on investments	–	–	–	(1.761)	(2.669)	(2.177)
Total dividends and distributions	(0.091)	(0.123)	(0.130)	(1.883)	(2.758)	(2.185)

Net asset value, end of period	$33.460	$31.890	$24.280	$18.590	$28.570	$33.330

Total return3	5.20%	31.92%	31.56%	(30.07% )	(6.84% )	15.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$623,446	$593,856	$469,308	$413,442	$626,060	$682,181
Ratio of expenses to average net assets	1.07%	1.08%	1.10%	1.10%	1.06%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.12%	1.13%	1.15%	1.15%	1.11%	1.14%
Ratio of net investment income to average net assets	0.12%	0.31%	0.57%	0.53%	0.36%	0.21%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.07%	0.26%	0.52%	0.48%	0.31%	0.16%
Portfolio turnover	8%	10%	19%	29%	27%	36%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2011.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $22,491 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$524,292	$8,951	$124,138	$9,180
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $15,190 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$67,972,652
Sales	112,738,762

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$744,136,686	$285,400,468	$(51,480,203)	$233,920,265

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total
Common Stock	$887,089,865	$–	$887,089,865
Securities Lending Collateral	–	72,560,922	72,560,922
Short-Term Investments	–	18,406,164	18,406,164
Total	$887,089,865	$90,967,086	$978,056,951

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$3,097,196	$4,326,845
____________________

*Tax information for the period ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$623,164,077
Undistributed ordinary income	4,352,024
Realized gains 1/1/11–6/30/11	48,313,984
Capital loss carryforwards as of 12/31/10	(6,126,868)
Unrealized appreciation of investments	233,920,265
Net assets	$903,623,482

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $6,126,868 expires in 2017.

For the six months ended June 30, 2011, the Series had capital gains of $48,313,984, which may reduce the capital loss carryforwards.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	656,500	1,930,322
Service Class	1,689,588	2,832,172

Shares issued upon reinvestment of dividends and distributions:
Standard Class	40,760	56,371
Service Class	49,528	84,013
	2,436,376	4,902,878
Shares repurchased:
Standard Class	(2,253,059)	(3,574,787)
Service Class	(1,727,768)	(3,625,382)
	(3,980,827)	(7,200,169)
Net decrease	(1,544,451)	(2,297,291)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
At June 30, 2011, the value of the securities on loan was $73,042,520, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $72,560,922. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Small Cap Value Series-13

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPSCV [6/11] DG3 16844 (8/11) (7683)	Small Cap Value Series-14

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class	$1,000.00	$1,077.50	0.74%	$3.81
Service Class	1,000.00	1,076.30	0.99%	5.10
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.89	0.99%	4.96

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock²	98.50%
Consumer Discretionary	17.73%
Consumer Staples	3.39%
Energy	4.60%
Financial Services	19.04%
Healthcare	14.31%
Materials & Processing	2.96%
Producer Durables	2.69%
Technology	33.78%
Short-Term Investments	1.84%
Securities Lending Collateral	0.90%
Total Value of Securities	101.24%
Obligation to Return Securities Lending Collateral	(0.98%)
Other Liabilities Net of Receivables and Other Assets	(0.26%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	6.19%
QUALCOMM	5.40%
Visa Class A	5.05%
MasterCard Class A	4.85%
Allergan	4.66%
EOG Resources	4.60%
priceline.com	4.55%
Medco Health Solutions	4.52%
Crown Castle International	4.18%
IntercontinentalExchange	3.82%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Asset
June 30, 2011 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.50%²
Consumer Discretionary–17.73%
†Apollo Group Class A	281,300	$12,287,184
*†Ctrip.com International ADR	212,100	9,137,268
Lowe’s	384,600	8,965,026
NIKE Class B	115,400	10,383,692
*†priceline.com	32,350	16,560,936
Staples	458,900	7,250,620
		64,584,726
Consumer Staples–3.39%
Walgreen	290,800	12,347,368
		12,347,368
Energy–4.60%
EOG Resources	160,300	16,759,365
		16,759,365
Financial Services–19.04%
Bank of New York Mellon	328,600	8,418,732
CME Group	37,700	10,992,943
†IntercontinentalExchange	111,500	13,905,165
MasterCard Class A	58,600	17,658,524
Visa Class A	218,200	18,385,532
		69,360,896
Healthcare–14.31%
Allergan	203,900	16,974,675
†Medco Health Solutions	291,500	16,475,580
Novo Nordisk ADR	87,900	11,012,112
*Perrigo	87,300	7,671,051
		52,133,418
Materials & Processing–2.96%
*Syngenta ADR	159,300	10,762,308
		10,762,308
Producer Durables–2.69%
Expeditors International of Washington	191,300	9,792,647
		9,792,647
Technology–33.78%
†Adobe Systems	340,900	10,721,305
†Apple	67,200	22,557,023
†Crown Castle International	373,300	15,226,907
†Google Class A	27,400	13,874,812
†Intuit	235,800	12,228,588
†Polycom	125,700	8,082,510
QUALCOMM	346,600	19,683,414
†Teradata	167,200	10,065,440
VeriSign	317,100	10,610,166
		123,050,165
Total Common Stock
(cost $289,600,557)		358,790,893

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–1.84%
Discount Notes–1.32%
Fannie Mae 0.002% 7/25/11	$50,358	50,358
Federal Farm Credit Bank 0.001% 7/25/11	145,197	145,196
Federal Home Loan Bank
0.001% 7/1/11	1,064,130	1,064,130
0.001% 7/11/11	1,468,538	1,468,534
0.001% 7/13/11	1,313,838	1,313,834
0.001% 7/22/11	251,383	251,382
0.005% 7/5/11	515,039	515,038
		4,808,472
U.S. Treasury Obligations–0.52%
U.S. Treasury Bills
0.00% 7/21/11	1,464,196	1,464,187
1.00% 7/31/11	435,817	436,225
		1,900,412
Total Short-Term Investments
(cost $6,708,859)		6,708,884

Total Value of Securities Before
Securities Lending Collateral–100.34%
(cost $296,309,416)		365,499,777

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–0.90%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	206,419	200,433
Delaware Investments Collateral Fund No. 1	3,071,034	3,071,034
@†Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral
(cost $3,552,579)		3,271,467

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–101.24% (cost $299,861,995)	$368,771,244 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(0.98%)	(3,552,579)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(948,037)
NET ASSETS APPLICABLE TO 41,831,808 SHARES OUTSTANDING–100.00%	$364,270,628
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($172,318,963 / 19,676,888 Shares)	$8.76
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($191,951,665 / 22,154,920 Shares)	$8.66
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$327,185,495
Undistributed net investment income	484,168
Accumulated net realized loss on investments	(32,308,284)
Net unrealized appreciation of investments	68,909,249
Total net assets	$364,270,628
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
©	Includes $3,527,861 of securities loaned.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,938,754
Securities lending income	8,541
Interest	1,219
Foreign tax withheld	(25,234)
1,923,280

EXPENSES:
Management fees	1,082,173
Distribution expenses – Service Class	247,820
Accounting and administration expenses	65,440
Dividend disbursing and transfer agent fees and expenses	22,491
Legal fees	11,968
Audit and tax	11,268
Reports and statements to shareholders	10,842
Trustees’ fees	8,545
Custodian fees	3,544
Insurance fees	2,874
Consulting fees	1,807
Dues and services	1,240
Registration fees	906
Trustees’ expenses	653
Pricing fees	126
1,471,697
Less waiver of distribution expenses – Service Class	(41,304)
Less expense paid indirectly	(1)
Total operating expenses	1,430,392

NET INVESTMENT INCOME	492,888

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	11,052,397
Net change in unrealized appreciation/depreciation
of investments	11,789,553

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	22,841,950

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$23,334,838

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$492,888	$522,481
Net realized gain on investments
and foreign currencies	11,052,397	1,920,167
Net change in unrealized appreciation/
depreciation of investments	11,789,553	31,431,690
Net increase in net assets resulting
from operations	23,334,838	33,874,338

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(432,002)	(105,883)
Service Class	(82,658)	–
	(514,660)	(105,883)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,899,441	1,105,213
Service Class	85,792,990	67,442,337
Net asset value of shares issued
upon reinvestment of dividends
and distributions:
Standard Class	17,406	4,392
Service Class	82,658	–
	87,792,495	68,551,942
Cost of shares repurchased:
Standard Class	(1,462,607)	(11,849,107)
Service Class	(32,262,048)	(19,382,387)
	(33,724,655)	(31,231,494)
Increase in net assets derived from capital
share transactions	54,067,840	37,320,448

NET INCREASE IN NET ASSETS	76,888,018	71,088,903

NET ASSETS:
Beginning of period	287,382,610	216,293,707
End of period (including undistributed
net investment income of $484,168 and
$505,940, respectively)	$364,270,628	$287,382,610

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$8.150	$7.160	$5.010	$8.960	$7.960	$7.780

Income (loss) from investment operations:
Net investment income (loss)2	0.018	0.023	0.007	0.016	0.007	(0.003)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.614	0.972	2.157	(3.768)	0.993	0.183
Total from investment operations	0.632	0.995	2.164	(3.752)	1.000	0.180

Less dividends and distributions from:
Net investment income	(0.022)	(0.005)	(0.014)	(0.003)	–	–
Net realized gain on investments	–	–	–	(0.195)	–	–
Total dividends and distributions	(0.022)	(0.005)	(0.014)	(0.198)	–	–

Net asset value, end of period	$8.760	$8.150	$7.160	$5.010	$8.960	$7.960

Total return3	7.75%	13.90%	43.30%	(42.66% )	12.56%	2.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,319	$159,857	$151,611	$127,338	$153,839	$138,548
Ratio of expenses to average net assets	0.74%	0.75%	0.75%	0.76%	0.74%	0.77%
Ratio of net investment income (loss) to average net assets	0.42%	0.31%	0.12%	0.22%	0.08%	(0.04% )
Portfolio turnover	11%	26%	43%	28%	52%	21%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09		12/31/08	12/31/07		12/31/06
Net asset value, beginning of period	$8.050	$7.090	$4.960		$8.900	$7.920		$7.760

Income (loss) from investment operations:
Net investment income (loss)2	0.007	0.005	(0.008)		(0.002)	(0.014)		(0.022)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.607	0.955	2.138		(3.743)	0.994		0.182
Total from investment operations	0.614	0.960	2.130		(3.745)	0.980		0.160

Less dividends and distributions from:
Net investment income	(0.004)	–	–		–	–		–
Net realized gain on investments	–	–	–		(0.195)	–		–
Total dividends and distributions	(0.004)	–	–		(0.195)	–		–

Net asset value, end of period	$8.660	$8.050	$7.090		$4.960	$8.900		$7.920

Total return3	7.63%	13.54%	42.94%		(42.86% )	12.37%		2.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$191,952	$127,526	$64,683		$23,038	$41,750		$38,596
Ratio of expenses to average net assets	0.99%	1.00%	1.00%		1.01%	0.99%		1.02%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.04%	1.05%	1.05%		1.06%	1.04%		1.07%
Ratio of net investment income (loss) to average net assets	0.17%	0.06%	(0.13%	)	(0.03% )	(0.17%	)	(0.29%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.12%	0.01%	(0.18%	)	(0.08% )	(0.22%	)	(0.34%	)
Portfolio turnover	11%	26%	43%		28%	52%		21%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,247 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $8,235 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$187,960	$3,597	$38,095	$5,668
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $5,714 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$88,321,790
Sales	37,479,182

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$302,301,593	$73,098,817	$(6,629,166)	$66,469,651

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$358,790,893	$–	$–	$358,790,893
Securities Lending Collateral	–	3,271,467	–	3,271,467
Short-Term Investments	–	6,708,884	–	6,708,884
Total	$358,790,893	$9,980,351	$–	$368,771,244

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$514,660	$105,883
____________________

*Tax information for the six months ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$327,185,495
Undistributed ordinary income	484,168
Realized gains 1/1/11 – 6/30/11	11,326,163
Capital loss carryforwards as of 12/31/10	(41,194,849)
Unrealized appreciation of investments	66,469,651
Net assets	$364,270,628

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $5,566,570 expires in 2016 and $35,628,279 expires in 2017.

For the six months ended June 30, 2011, the Series had capital gains of $11,326,163 which may reduce the capital loss carryforwards.

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	219,862	153,663
Service Class	10,088,833	9,385,929

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,958	583
Service Class	9,404	0
	10,320,057	9,540,175
Shares repurchased:
Standard Class	(169,608)	(1,709,034)
Service Class	(3,780,565)	(2,672,608)
	(3,950,173)	(4,381,642)
Net increase	6,369,884	5,158,533

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of the securities on loan was $3,527,861, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $3,271,467. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

U.S. Growth Series-12

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPUSG [6/11] DG3 16845 (8/11) (7683)	U.S. Growth Series-13

Delaware VIP® Trust
Delaware VIP Value Series

Semiannual Report

June 30, 2011

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	13

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

The Series is not Federal Deposit Insurance Corporation (FDIC) insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2011 to June 30, 2011

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratios	6/30/11*
Actual Series Return
Standard Class	$1,000.00	$1,098.50	0.73%	$3.80
Service Class	1,000.00	1,097.50	0.98%	5.10
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.17	0.73%	$3.66
Service Class	1,000.00	1,019.93	0.98%	4.91

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.56%
Consumer Discretionary	5.73%
Consumer Staples	14.93%
Energy	11.44%
Financials	11.52%
Healthcare	18.73%
Industrials	9.29%
Information Technology	12.03%
Materials	2.96%
Telecommunications	6.13%
Utilities	5.80%
Short-Term Investments	1.37%
Securities Lending Collateral	8.97%
Total Value of Securities	108.90%
Obligation to Return Securities Lending Collateral	(9.02%)
Receivables and Other Assets Net of Other Liabilities	0.12%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Kraft Foods Class A	3.28%
Cardinal Health	3.23%
Northrop Grumman	3.22%
Merck	3.19%
Marsh & McLennan	3.19%
Pfizer	3.18%
Xerox	3.13%
Johnson & Johnson	3.12%
Raytheon	3.12%
CVS Caremark	3.07%

Value Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.56%
Consumer Discretionary–5.73%
Comcast Class A	688,700	$17,451,658
Lowe’s	691,200	16,111,872
		33,563,530
Consumer Staples–14.93%
Archer-Daniels-Midland	550,700	16,603,605
CVS Caremark	478,500	17,982,030
Kimberly-Clark	260,600	17,345,536
Kraft Foods Class A	545,600	19,221,488
*Safeway	700,200	16,363,674
		87,516,333
Energy–11.44%
Chevron	161,400	16,598,376
ConocoPhillips	214,700	16,143,293
Marathon Oil	333,300	17,558,244
Williams	553,500	16,743,375
		67,043,288
Financials–11.52%
Allstate	535,500	16,348,815
Bank of New York Mellon	626,900	16,061,178
Marsh & McLennan	598,600	18,670,334
Travelers	281,500	16,433,970
		67,514,297
Healthcare–18.73%
Baxter International	295,300	17,626,457
Cardinal Health	416,500	18,917,429
Johnson & Johnson	275,000	18,293,000
Merck	529,100	18,671,939
Pfizer	905,141	18,645,905
Quest Diagnostics	298,600	17,647,260
		109,801,990
Industrials–9.29%
*Northrop Grumman	272,100	18,870,135
Raytheon	366,900	18,289,965
*Waste Management	464,700	17,319,369
		54,479,469
Information Technology–12.03%
Cisco Systems	1,135,700	17,728,277
Intel	745,700	16,524,712
*†Motorola Solutions	388,171	17,871,413
Xerox	1,765,200	18,375,732
		70,500,134
Materials–2.96%
duPont (E.I.) deNemours	321,500	17,377,075
		17,377,075
Telecommunications–6.13%
AT&T	572,324	17,976,697
Verizon Communications	482,000	17,944,860
		35,921,557
Utilities–5.80%
Edison International	455,000	17,631,250
*Progress Energy	340,400	16,342,604
		33,973,854
Total Common Stock
(cost $466,838,861)		577,691,527

	Principal
	Amount
≠SHORT-TERM INVESTMENTS–1.37%
Discount Notes–1.00%
Fannie Mae 0.002% 7/25/11	$30,393	30,393
Federal Farm Credit Bank 0.001% 7/25/11	453,682	453,678
Federal Home Loan Bank
0.001% 7/1/11	1,605,515	1,605,515
0.001% 7/11/11	1,234,392	1,234,388
0.001% 7/13/11	1,230,186	1,230,182
0.001% 7/22/11	159,816	159,815
0.005% 7/5/11	386,920	386,920
0.006% 8/3/11	776,564	776,557
		5,877,448
U.S. Treasury Obligations–0.37%
U.S. Treasury Bills
0.00% 7/14/11	600,347	600,346
0.00% 7/21/11	1,230,741	1,230,733
1.00% 7/31/11	315,944	316,241
		2,147,320

Total Short-Term Investments
(cost $8,024,758)		8,024,768

Total Value of Securities Before
Securities Lending Collateral–99.93%
(cost $474,863,619)		585,716,295

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–8.97%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	3,585	3,481
Delaware Investments Collateral Fund No. 1	52,580,610	52,580,610
@†Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral
(cost $52,871,478)		52,584,091

Value Series-3

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–108.90% (cost $527,735,097)	$638,300,386 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(9.02%)	(52,871,478)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.12%	725,989
NET ASSETS APPLICABLE TO 32,965,782 SHARES OUTSTANDING–100.00%	$586,154,897
NET ASSET VALUE–DELAWARE VIP VALUE SERIES STANDARD CLASS ($421,654,418 / 23,711,385 Shares)	$17.78
NET ASSET VALUE–DELAWARE VIP VALUE SERIES SERVICE CLASS ($164,500,479 / 9,254,397 Shares)	$17.78
COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$584,120,292
Undistributed net investment income	5,485,884
Accumulated net realized loss on investments	(114,016,568)
Net unrealized appreciation of investments	110,565,289
Total net assets	$586,154,897
____________________
*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
©	Includes $52,053,377 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,775,647
Securities lending income	12,483
Interest	1,036
7,789,166

EXPENSES:
Management fees	1,820,005
Distribution expenses – Service Class	233,845
Accounting and administration expenses	111,112
Reports and statements to shareholders	38,904
Dividend disbursing and transfer agent fees and expenses	30,690
Legal fees	24,692
Audit and tax	17,615
Trustees’ fees	14,611
Insurance fees	5,195
Custodian fees	4,053
Consulting fees	3,334
Dues and services	2,174
Trustees’ expenses	1,124
Registration fees	544
Pricing fees	151
2,308,049
Less waiver of distribution expenses – Service Class	(38,974)
Less expense paid indirectly	(1)
Total operating expenses	2,269,074

NET INVESTMENT INCOME	5,520,092

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	25,664,384
Net change in unrealized appreciation/depreciation
of investments	21,641,264

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	47,305,648

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$52,825,740

See accompanying notes, which are an integral part of the financial statements.

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$5,520,092	$10,467,765
Net realized gain on investments	25,664,384	8,452,933
Net change in unrealized appreciation/
depreciation of investments	21,641,264	53,743,670
Net increase in net assets resulting
from operations	52,825,740	72,664,368

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(7,809,389)	(8,920,590)
Service Class	(2,658,917)	(2,893,104)
	(10,468,306)	(11,813,694)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,167,213	12,088,608
Service Class	24,328,784	19,625,665
Net asset value of shares issued
upon reinvestment of dividends
and distributions:
Standard Class	4,404,185	5,049,839
Service Class	2,658,916	2,893,104
	43,559,098	39,657,216
Cost of shares repurchased:
Standard Class	(16,525,220)	(40,539,366)
Service Class	(19,075,721)	(27,740,814)
	(35,600,941)	(68,280,180)
Increase (decrease) in net assets derived
from capital share transactions	7,958,157	(28,622,964)

NET INCREASE IN NET ASSETS	50,315,591	32,227,710

NET ASSETS:
Beginning of period	535,839,306	503,611,596
End of period (including undistributed
net investment income of $5,485,884
and $10,434,098, respectively)	$586,154,897	$535,839,306

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$16.490	$14.600	$12.830	$21.440	$22.980	$19.230

Income (loss) from investment operations:
Net investment income2	0.175	0.323	0.351	0.438	0.472	0.437
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.448	1.926	1.838	(7.066)	(1.058)	4.075
Total from investment operations	1.623	2.249	2.189	(6.628)	(0.586)	4.512

Less dividends and distributions from:
Net investment income	(0.333)	(0.359)	(0.419)	(0.512)	(0.370)	(0.328)
Net realized gain on investments	–	–	–	(1.470)	(0.584)	(0.434)
Total dividends and distributions	(0.333)	(0.359)	(0.419)	(1.982)	(0.954)	(0.762)

Net asset value, end of period	$17.780	$16.490	$14.600	$12.830	$21.440	$22.980

Total return3	9.85%	15.62%	17.96%	(33.42% )	(2.72% )	24.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,654	$390,861	$369,859	$330,717	$427,011	$497,525
Ratio of expenses to average net assets	0.73%	0.75%	0.74%	0.71%	0.69%	0.72%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.73%	0.75%	0.76%	0.76%	0.73%	0.77%
Ratio of net investment income to average net assets	2.02%	2.18%	2.75%	2.69%	2.07%	2.12%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.02%	2.18%	2.73%	2.65%	2.03%	2.07%
Portfolio turnover	13%	15%	22%	38%	29%	14%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six Months
	Ended
	6/30/111	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net asset value, beginning of period	$16.470	$14.590	$12.810	$21.390	$22.940	$19.200

Income (loss) from investment operations:
Net investment income2	0.153	0.286	0.319	0.397	0.415	0.385
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.453	1.921	1.839	(7.052)	(1.063)	4.070
Total from investment operations	1.606	2.207	2.158	(6.655)	(0.648)	4.455

Less dividends and distributions from:
Net investment income	(0.296)	(0.327)	(0.378)	(0.455)	(0.318)	(0.281)
Net realized gain on investments	–	–	–	(1.470)	(0.584)	(0.434)
Total dividends and distributions	(0.296)	(0.327)	(0.378)	(1.925)	(0.902)	(0.715)

Net asset value, end of period	$17.780	$16.470	$14.590	$12.810	$21.390	$22.940

Total return3	9.75%	15.32%	17.65%	(33.57% )	(3.00% )	23.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,501	$144,978	$133,753	$105,992	$177,882	$143,405
Ratio of expenses to average net assets	0.98%	1.00%	0.99%	0.96%	0.94%	0.97%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.03%	1.05%	1.06%	1.06%	1.03%	1.07%
Ratio of net investment income to average net assets	1.77%	1.93%	2.50%	2.44%	1.82%	1.87%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	1.72%	1.88%	2.43%	2.35%	1.73%	1.77%
Portfolio turnover	13%	15%	22%	38%	29%	14%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
June 30, 2011 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Series earned $1 under this agreement.

Value Series-8

Delaware VIP® Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Series was charged $13,983 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2012 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2011, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$302,595	$5,847	$32,955	$5,770
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Series was charged $9,623 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2011, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$75,163,167
Sales	74,895,487

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$529,316,654	$117,929,430	$(8,945,698)	$108,983,732

Value Series-9

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$577,691,527	$–	$–	$577,691,527
Short-Term Investments	–	8,024,768	–	8,024,768
Securities Lending Collateral	–	52,584,091	–	52,584,091
Total	$577,691,527	$60,608,859	$–	$638,300,386

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$10,468,306	$11,813,694
____________________

*Tax information for the six months ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$584,120,292
Undistributed ordinary income	5,485,884
Realized gains 1/1/11–6/30/11	25,663,422
Capital loss carryforwards as of 12/31/10	(138,098,433)
Unrealized appreciation of investments	108,983,732
Net assets	$586,154,897

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $95,163,628 expires in 2016 and $42,934,805 expires in 2017.

For the six months ended June 30, 2011, the Series had capital gains of $25,663,422, which may reduce the capital loss carryforwards.

Value Series-10

Delaware VIP® Value Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	701,441	810,717
Service Class	1,392,973	1,322,767

Shares issued upon reinvestment of dividends and distributions:
Standard Class	248,123	331,293
Service Class	149,798	191,090
	2,492,335	2,655,867

Shares repurchased:
Standard Class	(944,542)	(2,760,523)
Service Class	(1,092,352)	(1,874,735)
	(2,036,894)	(4,635,258)
Net increase (decrease)	455,441	(1,979,391)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Series, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Series had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of the securities on loan was $52,053,377, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $52,584,091. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

Value Series-12

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPV [6/11] DG3 16846 (8/11) (7683)	Value Series-13

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 29, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 29, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 29, 2011